UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2024

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

SEPTEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Copper and Metals Mining ETF | ICOP | NASDAQ

•	iShares Environmental Infrastructure and Industrials ETF | EFRA | NASDAQ

•	iShares Global 100 ETF | IOO | NYSE Arca

•	iShares Global Infrastructure ETF | IGF | NASDAQ

•	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

•	iShares Lithium Miners and Producers ETF | ILIT | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	5.18%	21.62%
U.S. small cap equities (Russell 2000® Index)	(0.19)	8.93
International equities (MSCI Europe, Australasia, Far East Index)	(1.28)	25.65
Emerging market equities (MSCI Emerging Markets Index)	(2.05)	11.70
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.50	4.47
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.98)	(2.90)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.05)	0.64
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.05)	2.66
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.22	10.28
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2023	iShares® Copper and Metals Mining ETF

Investment Objective

The iShares Copper and Metals Mining ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. equities of companies primarily engaged in copper and metal ore mining, as represented by the STOXX Global Copper and Metals Mining Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	(4.72)%
Fund Market	(4.05)
Index	(3.92)

The inception date of the Fund was June 21, 2023. The first day of secondary market trading was June 23, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning		Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value		Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(06/21/23)	(a)	(09/30/23)	the Period	(b)	(04/01/23)	(09/30/23)	the Period	(b)	Ratio

$ 1,000.00		$ 952.80	$ 1.27		$ 1,000.00	$ 1,022.70	$ 2.38		0.47%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 101/366 for actual expenses and 183/366 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Diversified Metals & Mining	42.9%
Copper	42.3
Gold	11.8
Steel	3.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Grupo Mexico SAB de CV, Series B	8.2%
BHP Group Ltd.	8.2
Newcrest Mining Ltd.	7.9
Freeport-McMoRan Inc.	7.6
Antofagasta PLC	6.1
First Quantum Minerals Ltd.	6.0
KGHM Polska Miedz SA	4.6
Ivanhoe Mines Ltd., Class A	4.5
Lundin Mining Corp.	4.5
Southern Copper Corp.	4.4

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® Environmental Infrastructure and Industrials ETF

Investment Objective

The iShares Environmental Infrastructure and Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that provide infrastructure and industrials solutions aiming to support energy efficiency and emissions mitigation, pollution reduction or land and resource optimization, as represented by the FTSE Green Revenues Select Infrastructure and Industrials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns

	6-Month Total Returns	Since Inception

Fund NAV	(5.00)%	4.27%
Fund Market	(4.85)	4.58
Index	(4.65)	4.66

The inception date of the Fund was November 01, 2022. The first day of secondary market trading was November 3, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/23)	(09/30/23)	the Period	(a)	(04/01/23)	(09/30/23)	the Period	(a)	Ratio

$ 1,000.00	$ 950.00	$ 2.29		$ 1,000.00	$ 1,022.70	$ 2.38		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	56.0%
Utilities	28.6
Materials	8.6
Information Technology	6.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Westinghouse Air Brake Technologies Corp.	6.2%
Veolia Environnement SA	6.0
Xylem Inc./NY	6.0
American Water Works Co. Inc.	5.6
Pentair PLC	5.3
Clean Harbors Inc.	4.2
Essential Utilities Inc.	4.1
Intertek Group PLC	4.0
Tetra Tech Inc.	4.0
United Utilities Group PLC	3.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2023	iShares® Global 100 ETF

Investment Objective

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.57%	25.09%	10.42%	9.87%	25.09%	64.17%	156.38%
Fund Market	5.63	25.27	10.49	9.87	25.27	64.71	156.31
Index	5.64	24.86	10.37	9.78	24.86	63.80	154.20

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,055.70	$ 2.11		$ 1,000.00	$ 1,023.00	$ 2.07		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	35.4%
Health Care	12.8
Consumer Discretionary	10.7
Financials	9.9
Consumer Staples	9.3
Communication Services	8.8
Energy	6.1
Industrials	4.4
Materials	1.6
Other (each representing less than 1%)	1.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	75.2%
United Kingdom	6.0
Switzerland	4.3
France	3.7
Japan	2.9
Germany	2.7
Netherlands	1.5
South Korea	1.2
China	1.2
Australia	0.7

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® Global Infrastructure ETF

Investment Objective

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.85)%	6.44%	3.34%	4.36%	6.44%	17.87%	53.19%
Fund Market	(7.93)	6.13	3.36	4.33	6.13	17.95	52.77
Index	(7.89)	5.90	3.18	4.20	5.90	16.92	50.88

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 921.50	$ 2.07		$ 1,000.00	$ 1,022.80	$ 2.17		0.43%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Airport Services	24.7%
Electric Utilities	23.8
Oil & Gas Storage & Transportation	20.5
Multi-Utilities	11.8
Highways & Railtracks	11.8
Marine Ports & Services	4.0
Independent Power Producers & Energy Traders	1.4
Water Utilities	1.3
Other (each representing less than 1%)	0.7

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	38.3%
Australia	8.9
Canada	8.8
Spain	8.1
Mexico	7.0
France	6.4
China	4.7
Germany	3.3
New Zealand	3.1
Italy	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2023	iShares® Global Timber & Forestry ETF

Investment Objective

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the S&P Global Timber & Forestry IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.92%	15.10%	1.54%	5.90%	15.10%	7.95%	77.44%
Fund Market	5.33	15.40	1.63	5.89	15.40	8.43	77.31
Index	5.39	14.82	1.38	5.77	14.82	7.08	75.20

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,049.20	$ 2.10		$ 1,000.00	$ 1,023.00	$ 2.07		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Paper Products	39.0%
Paper & Plastic Packaging Products & Materials	22.5
Timber REITs	16.9
Forest Products	16.2
Homebuilding	3.5
Oil & Gas Refining & Marketing	1.9

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	30.1%
Sweden	12.7
Brazil	11.8
Finland	9.3
Japan	8.3
Canada	8.3
Ireland	5.9
United Kingdom	4.0
Chile	3.3
Taiwan	1.7

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® Lithium Miners and Producers ETF

Investment Objective

The iShares Lithium Miners and Producers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. equities of companies primarily engaged in lithium ore mining and/or lithium compounds manufacturing, as represented by the STOXX Global Lithium Miners and Producers Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(26.41)%
Fund Market	(25.91)
Index	(26.03)

The inception date of the Fund was June 21, 2023. The first day of secondary market trading was June 23, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (06/21/23)	(a)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$ 1,000.00		$ 735.90	$ 1.13		$ 1,000.00	$ 1,022.70	$ 2.38		0.47%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 101/366 for actual expenses and 183/366 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Diversified Metals & Mining	43.3%
Specialty Chemicals	30.9
Electrical Components & Equipment	12.5
Commodity Chemicals	8.6
Technology Hardware, Storage & Peripherals	4.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Sociedad Quimica y Minera de Chile SA	8.6%
Pilbara Minerals Ltd.	8.1
Albemarle Corp.	8.0
Livent Corp.	7.7
Allkem Ltd.	7.6
Sigma Lithium Corp.	4.9
Liontown Resources Ltd.	4.8
CosmoAM&T Co. Ltd.	4.7
Lithium Americas Corp.	4.6
SK IE Technology Co. Ltd.	4.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Copper and Metals Mining ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Metals & Mining — 99.6%
29Metals Ltd.	26,030	$11,511
Al Masane Al Kobra Mining Co.	2,751	38,240
Anglo American PLC	5,735	157,481
Antofagasta PLC	16,564	287,547
Baiyin Nonferrous Group Co. Ltd.	29,900	11,667
BHP Group Ltd.	13,853	389,142
Capstone Mining Corp.(a)	29,337	124,411
Chengtun Mining Group Co. Ltd., Class A(a)	1,600	1,028
China Nonferrous Mining Corp Ltd.	79,000	50,503
CMOC Group Ltd., Class A	7,900	6,432
ERO Copper Corp.(a)	5,415	93,370
Evolution Mining Ltd.	14,136	29,510
Filo Corp., NVS(a)	5,888	87,957
First Quantum Minerals Ltd.	11,970	282,803
Freeport-McMoRan Inc.	9,711	362,123
Glencore PLC	27,431	156,206
Grupo Mexico SAB de CV, Series B	82,276	389,439
Hudbay Minerals Inc.	23,718	115,425
Ivanhoe Mines Ltd., Class A(a)	25,178	215,772
Jiangxi Copper Co. Ltd., Class A	8,400	22,216
Jinchuan Group International Resources Co. Ltd.	182,000	9,962
KGHM Polska Miedz SA	8,600	219,089
Lundin Mining Corp.	28,855	215,204
MMG Ltd.(a)	192,000	58,457
Newcrest Mining Ltd.	23,741	374,076
Newmont Corp.	3,779	139,634
Nittetsu Mining Co. Ltd.	900	30,127
Rio Tinto PLC, ADR(b)	3,082	196,138
Sandfire Resources Ltd.(a)	31,247	121,743

Security	Shares	Value

Metals & Mining (continued)
Southern Copper Corp.	2,776	$209,005
Teck Resources Ltd., Class B	3,496	150,470
Vale SA	10,618	142,755
WA1 Resources Ltd., NVS	2,530	8,341
Western Mining Co. Ltd., Class A	9,600	16,953
Yunnan Copper Co. Ltd.	8,100	13,090
Zijin Mining Group Co. Ltd., Class A	9,200	15,318

		4,753,145

Total Long-Term Investments — 99.6% (Cost: $5,031,390)		4,753,145

Short-Term Securities

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	195,222	195,281

Total Short-Term Securities — 4.1% (Cost: $195,300)		195,281

Total Investments — 103.7% (Cost: $5,226,690)		4,948,426

Liabilities in Excess of Other Assets — (3.7)%		(176,536)

Net Assets — 100.0%		$4,771,890

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/21/23	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$195,300	(b)	$—	$—	$(19)	$195,281	195,222	$9	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	—		0	(b)	—	—	—	—	—	19		—

						$—	$(19)	$195,281		$28		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Copper and Metals Mining ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	2	12/15/23	$18	$(670)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$670	$—	$—	$—	$670

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(2,391)	$—	$—	$—	$(2,391)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(670)	$—	$—	$—	$(670)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,993

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,724,506	$2,028,639	$—	$4,753,145
Short-Term Securities
Money Market Funds	195,281	—	—	195,281

	$2,919,787	$2,028,639	$—	$4,948,426

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(670)	$—	$—	$(670)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Environmental Infrastructure and Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 6.9%
Advanced Drainage Systems Inc.(a)	1,399	$159,248
China Lesso Group Holdings Ltd.	20,000	10,615
Reliance Worldwide Corp. Ltd.	16,120	40,060
TOTO Ltd.	3,000	77,415

		287,338

Chemicals — 2.4%
Umicore SA	4,190	99,205

Commercial Services & Supplies — 11.0%
Befesa SA(b)	818	24,933
Beijing GeoEnviron Engineering & Technology Inc.	2,400	3,099
Clean Harbors Inc.(c)	1,039	173,887
Stericycle Inc.(c)	1,890	84,502
Sunny Friend Environmental Technology Co. Ltd.	1,124	3,954
Tetra Tech Inc.	1,088	165,409

		455,784

Construction & Engineering — 4.5%
Stantec Inc.	2,289	148,521
Sweco AB, Class B	4,132	38,536

		187,057

Containers & Packaging — 2.2%
DS Smith PLC	26,288	91,685

Electronic Equipment, Instruments & Components — 6.8%
Badger Meter Inc.	599	86,178
Landis+Gyr Group AG	440	31,756
Riken Keiki Co. Ltd.	400	16,115
Shimadzu Corp.	5,500	145,889

		279,938

Machinery — 27.4%
Construcciones y Auxiliar de Ferrocarriles SA	535	16,696
Dawonsys Co. Ltd.(c)	576	7,087
Franklin Electric Co. Inc.	947	84,501
Lindsay Corp.	224	26,360
METAWATER Co. Ltd.	400	4,986
Mueller Water Products Inc., Class A	3,144	39,866
NGK Insulators Ltd.	5,200	68,919
Organo Corp.	500	14,021
Pentair PLC	3,366	217,949
TOMRA Systems ASA	4,784	54,365
Torishima Pump Manufacturing Co. Ltd.	400	5,083
Watts Water Technologies Inc., Class A	560	96,779
Westinghouse Air Brake Technologies Corp.	2,399	254,942
Xylem Inc./NY	2,701	245,872

		1,137,426

Metals & Mining — 3.9%
Asahi Holdings Inc.	1,500	19,022
Dowa Holdings Co. Ltd.	900	27,967
Sibanye Stillwater Ltd.	57,520	88,304
Sims Ltd.	3,244	27,905

		163,198

Multi-Utilities — 7.0%
Qatar Electricity & Water Co. QSC	9,320	44,787

Security	Shares	Value

Multi-Utilities (continued)
Veolia Environnement SA	8,526	$246,454

		291,241

Professional Services — 5.6%
Arcadis NV	1,476	66,225
Intertek Group PLC	3,316	165,830

		232,055

Water Utilities — 21.5%
Aguas Andinas SA, Class A	56,191	16,944
American States Water Co.	752	59,167
American Water Works Co. Inc.	1,877	232,429
Beijing Enterprises Water Group Ltd.	80,000	17,413
California Water Service Group	1,177	55,684
Cia. de Saneamento Basico do Estado de Sao Paulo	7,042	85,501
Cia. de Saneamento de Minas Gerais-COPASA	3,856	13,279
Essential Utilities Inc.	4,983	171,066
Penno Group PLC	5,332	38,067
SJW Group	650	39,072
United Utilities Group PLC	14,033	162,151

		890,773

Total Common Stocks — 99.2% (Cost: $3,983,849)		4,115,700

Preferred Stocks

Machinery — 0.3%
Marcopolo SA, Preference Shares, NVS	11,986	13,878

Total Preferred Stocks — 0.3% (Cost: $15,442)		13,878

Total Long-Term Investments — 99.5% (Cost: $3,999,291)		4,129,578

Short-Term Securities

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	146,782	146,826

Total Short-Term Securities — 3.6% (Cost: $146,826)		146,826

Total Investments — 103.1% (Cost: $4,146,117)		4,276,404

Liabilities in Excess of Other Assets — (3.1)%		(127,217)

Net Assets — 100.0%		$4,149,187

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Environmental Infrastructure and Industrials ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$146,824	(a)	$—	$2	$—	$146,826	146,782	$44	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	27		—

					$2	$—	$146,826		$71		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini Russell 2000 Index	2	12/15/23	$18	$(448)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$448	$—	$—	$—	$448

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,213	$—	$—	$—	$1,213

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(793)	$—	$—	$—	$(793)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,753

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Environmental Infrastructure and Industrials ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,440,212	$1,675,488	$—	$4,115,700
Preferred Stocks	13,878	—	—	13,878
Short-Term Securities
Money Market Funds	146,826	—	—	146,826

	$2,600,916	$1,675,488	$—	$4,276,404

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(448)	$—	$—	$(448)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) September 30, 2023	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.7%
BHP Group Ltd.	1,020,878	$28,677,287

China — 1.2%
Tencent Holdings Ltd.	1,251,700	48,520,813

France — 3.7%
AXA SA	351,496	10,428,486
Cie. de Saint-Gobain	103,094	6,170,215
Engie SA	351,710	5,393,880
L’Oreal SA	46,465	19,255,656
LVMH Moet Hennessy Louis Vuitton SE	52,605	39,707,854
Sanofi	224,248	24,078,685
Schneider Electric SE	108,620	17,899,715
TotalEnergies SE	468,208	30,784,357

		153,718,848

Germany — 2.7%
Allianz SE, Registered	81,302	19,347,934
BASF SE	181,131	8,198,885
Bayer AG, Registered	197,064	9,463,878
Deutsche Bank AG, Registered	409,249	4,497,757
Deutsche Telekom AG, Registered	704,742	14,783,227
E.ON SE	450,353	5,325,878
Mercedes-Benz Group AG	162,370	11,300,420
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	27,621	10,757,068
RWE AG	135,780	5,040,125
Siemens AG, Registered	151,535	21,655,660

		110,370,832

Japan — 2.9%
Bridgestone Corp.	117,400	4,574,836
Canon Inc.	202,450	4,876,744
Honda Motor Co. Ltd.	1,001,200	11,263,191
Mitsubishi UFJ Financial Group Inc.	2,544,500	21,562,489
Panasonic Holdings Corp.	491,900	5,552,453
Seven & i Holdings Co. Ltd.	159,620	6,249,152
Sony Group Corp.	252,700	20,664,682
Toyota Motor Corp.	2,486,100	44,601,442

		119,344,989

Netherlands — 1.5%
ASML Holding NV	81,233	47,825,929
ING Groep NV	733,283	9,664,719
Koninklijke Philips NV(a)(b)	186,273	3,716,565

		61,207,213

South Korea — 1.3%
Samsung Electronics Co. Ltd.	1,031,877	52,165,622

Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	1,209,695	9,789,975
Banco Santander SA	3,273,277	12,464,864
Telefonica SA	1,153,490	4,712,400

		26,967,239

Switzerland — 4.3%
ABB Ltd., Registered	327,437	11,687,268
Nestle SA, Registered	538,061	60,906,351
Novartis AG, Registered	417,657	42,654,738
Roche Holding AG, Bearer	5,680	1,668,709
Roche Holding AG, NVS	141,581	38,651,759
Swiss Re AG	57,953	5,951,793

Security	Shares	Value

Switzerland (continued)
UBS Group AG, Registered	614,976	$15,148,206

		176,668,824

United Kingdom — 5.9%
Anglo American PLC	268,306	7,367,574
AstraZeneca PLC	312,332	42,128,718
Barclays PLC	2,944,778	5,675,849
BP PLC	3,450,568	22,242,135
Diageo PLC	451,582	16,648,967
GSK PLC	827,187	14,966,950
HSBC Holdings PLC	4,034,798	31,573,839
National Grid PLC	750,019	8,969,737
Prudential PLC	552,272	5,936,553
Rio Tinto PLC	225,760	14,176,022
Shell PLC	1,349,707	42,777,905
Standard Chartered PLC	463,097	4,259,348
Unilever PLC	507,151	25,087,132
Vodafone Group PLC	4,566,547	4,280,677

		246,091,406

United States — 74.9%
3M Co.	111,705	10,457,822
Abbott Laboratories	349,714	33,869,801
Alphabet Inc., Class A(a)	1,195,641	156,461,582
Alphabet Inc., Class C, NVS(a)	1,017,063	134,099,757
Amazon.com Inc.(a)	1,829,754	232,598,328
American Tower Corp.	94,064	15,468,825
Aon PLC, Class A	40,990	13,289,778
Apple Inc.	2,961,629	507,060,501
Bristol-Myers Squibb Co.	421,002	24,434,956
Broadcom Inc.	83,160	69,071,033
Caterpillar Inc.	102,796	28,063,308
Chevron Corp.	357,555	60,290,924
Citigroup Inc.	388,617	15,983,817
Coca-Cola Co.(The)	784,309	43,905,618
Colgate-Palmolive Co.	167,195	11,889,236
DuPont de Nemours Inc.	92,080	6,868,247
Eli Lilly & Co.	160,696	86,314,642
Emerson Electric Co.	114,635	11,070,302
Exxon Mobil Corp.	806,737	94,856,136
Ford Motor Co.	796,603	9,893,809
General Electric Co.	219,324	24,246,268
Goldman Sachs Group Inc. (The)	66,429	21,494,432
Honeywell International Inc.	133,801	24,718,397
HP Inc.	174,033	4,472,648
Intel Corp.	843,981	30,003,525
International Business Machines Corp.	183,586	25,757,116
Johnson & Johnson	485,272	75,581,114
Johnson Controls International PLC	136,460	7,261,037
JPMorgan Chase & Co.	585,637	84,929,078
Kimberly-Clark Corp.	67,827	8,196,893
Marsh & McLennan Companies Inc.	99,592	18,952,358
Mastercard Inc., Class A	167,668	66,381,438
McDonald’s Corp.	146,854	38,687,218
Merck & Co. Inc.	511,370	52,645,542
Microsoft Corp.	1,497,268	472,762,371
Morgan Stanley	257,114	20,998,500
Nike Inc., Class B	246,879	23,606,570
Nvidia Corp.	497,764	216,522,362
PepsiCo Inc.	277,411	47,004,520
Pfizer Inc.	1,137,797	37,740,727
Philip Morris International Inc.	312,828	28,961,616

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Procter & Gamble Co.(The)	475,054	$69,291,376
Raytheon Technologies Corp.	293,318	21,110,096
Texas Instruments Inc.	182,968	29,093,742
Thermo Fisher Scientific Inc.	77,770	39,364,841
Walmart Inc.	287,612	45,997,787

		3,101,729,994

Total Long-Term Investments — 99.7% (Cost: $3,052,785,551)		4,125,463,067

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	3,647,608	3,648,702
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	7,180,000	7,180,000

Total Short-Term Securities — 0.3% (Cost: $10,828,702)		10,828,702

Total Investments — 100.0% (Cost: $3,063,614,253)		4,136,291,769

Other Assets Less Liabilities — 0.0%		1,881,744

Net Assets — 100.0%		$4,138,173,513

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$607,245	$3,039,160	(a)	$—	$2,234	$63	$3,648,702	3,647,608	$3,366	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,900,000	3,280,000	(a)	—	—	—	7,180,000	7,180,000	167,704		—

					$2,234	$63	$10,828,702		$171,070		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro Stoxx 50 Index	27	12/15/23	$1,196	$(31,391)

FTSE 100 Index	7	12/15/23	653	(9,824)
S&P 500 E-Mini Index	45	12/15/23	9,732	(318,948)

				$(360,163)

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global 100 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$360,163	$—	$—	$—	$360,163

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,068,337	$—	$—	$—	$1,068,337

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(850,871)	$—	$—	$—	$(850,871)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,369,938

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,101,729,994	$1,023,733,073	$—	$4,125,463,067
Short-Term Securities
Money Market Funds	10,828,702	—	—	10,828,702

	$3,112,558,696	$1,023,733,073	$—	$4,136,291,769

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(318,948)	$(41,215)	$—	$(360,163)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Corp. America Airports SA(a)	498,307	$6,647,416

Australia — 8.9%
Atlas Arteria Ltd.	19,372,720	68,594,728
Dalrymple Bay Infrastructure Ltd.(b)	4,328,345	7,785,069
Qube Holdings Ltd.	30,228,086	55,522,171
Transurban Group	20,949,707	170,230,117

		302,132,085

Brazil — 0.8%
Centrais Eletricas Brasileiras SA, ADR	1,576,932	11,527,373
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR(b)	521,316	6,318,350
Cia. Paranaense de Energia, ADR	564,608	4,951,612
Ultrapar Participacoes SA, ADR	1,624,757	5,962,858

		28,760,193

Canada — 8.7%
Enbridge Inc.	4,734,152	157,020,834
Keyera Corp.	513,622	12,059,198
Pembina Pipeline Corp.	1,230,966	37,012,812
TC Energy Corp.	2,307,456	79,353,042
Westshore Terminals Investment Corp.	588,609	10,916,297

		296,362,183

China — 4.7%
Anhui Expressway Co. Ltd., Class H	5,150,000	5,386,128
Beijing Capital International Airport Co. Ltd., Class H(a)	29,604,000	13,690,941
CGN Power Co. Ltd., Class H(c)	16,179,000	4,188,429
China Gas Holdings Ltd.	4,481,600	4,224,426
China Longyuan Power Group Corp. Ltd., Class H	5,096,000	4,419,629
China Merchants Port Holdings Co. Ltd.	21,928,000	27,257,302
China Resources Gas Group Ltd.	1,412,100	4,129,067
China Resources Power Holdings Co. Ltd.	2,720,000	5,175,244
COSCO SHIPPING International Hong Kong Co. Ltd.	7,282,000	3,143,062
COSCO SHIPPING Ports Ltd.	25,170,000	16,397,089
Jiangsu Expressway Co. Ltd., Class H	20,922,000	18,871,321
Kunlun Energy Co. Ltd.	6,080,000	5,232,170
Shenzhen Expressway Co. Ltd., Class H	10,498,000	8,563,595
Shenzhen International Holdings Ltd.	22,811,500	14,037,729
Yuexiu Transport Infrastructure Ltd.	16,042,000	8,479,916
Zhejiang Expressway Co. Ltd., Class H	20,132,000	14,980,119

		158,176,167

France — 6.3%
Aeroports de Paris	677,646	79,915,563
Engie SA	2,674,659	41,018,993
Getlink SE	5,555,115	88,559,087
Scorpio Tankers Inc.	107,488	5,817,250

		215,310,893

Germany — 3.3%
E.ON SE	3,424,728	40,552,893
Fraport AG Frankfurt Airport Services Worldwide(a)	617,362	32,638,090
RWE AG	1,032,543	38,327,779

		111,518,762

Italy — 2.6%
Enav SpA(c)	4,358,835	16,120,063
Enel SpA	11,786,336	72,282,557

		88,402,620

Security	Shares	Value

Japan — 2.2%
Iwatani Corp.	119,600	$6,030,420
Japan Airport Terminal Co. Ltd.	1,594,600	67,554,200

		73,584,620

Mexico — 7.0%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	589,919	51,269,860
Grupo Aeroportuario del Pacifico SAB de CV, ADR	670,919	110,278,956
Grupo Aeroportuario del Sureste SAB de CV, ADR	313,028	76,914,110

		238,462,926

New Zealand — 3.1%
Auckland International Airport Ltd.	22,439,762	106,383,748

Singapore — 1.6%
Hutchison Port Holdings Trust, Class U(b)	84,400,500	14,497,389
SATS Ltd.(a)(b)	16,672,066	31,643,350
SIA Engineering Co. Ltd.	4,327,912	7,556,300

		53,697,039

South Korea — 0.0%
Sebang Co. Ltd.	150,454	1,228,676

Spain — 8.0%
Aena SME SA(c)	1,160,266	174,593,999
Iberdrola SA	8,814,957	98,590,427

		273,184,426

Switzerland — 1.8%
Flughafen Zurich AG, Registered	325,864	62,043,244

United Kingdom — 2.0%
National Grid PLC	5,643,282	67,489,964

United States — 38.1%
American Electric Power Co. Inc.	785,854	59,111,937
American Water Works Co. Inc.	296,950	36,771,319
Antero Midstream Corp.	763,354	9,144,981
Cheniere Energy Inc.	539,330	89,507,207
Consolidated Edison Inc.	526,151	45,001,695
Constellation Energy Corp.	490,562	53,510,503
Dominion Energy Inc.	1,276,420	57,017,681
DTE Midstream LLC(a)	217,197	11,494,065
Duke Energy Corp.	1,175,646	103,762,516
Edison International	584,675	37,004,081
Equitrans Midstream Corp.	974,817	9,134,035
Exelon Corp.	1,518,118	57,369,679
Kinder Morgan Inc.	4,344,941	72,039,122
NextEra Energy Inc.	2,653,699	152,030,416
ONEOK Inc.	1,003,412	63,646,423
Public Service Enterprise Group Inc.	761,351	43,328,485
Sempra Energy	959,953	65,305,603
Southern Co.(The)	1,663,530	107,663,662
Targa Resources Corp.	501,428	42,982,408
WEC Energy Group Inc.	481,170	38,758,243
Williams Companies Inc. (The)	2,726,472	91,854,842
Xcel Energy Inc.	841,315	48,140,044

		1,294,578,947

Total Common Stocks — 99.3% (Cost: $3,505,431,866)		3,377,963,909

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	2,235,523	$5,409,966

Total Preferred Stocks — 0.2% (Cost: $4,123,185)		5,409,966

Total Long-Term Investments — 99.5% (Cost: $3,509,555,051)		3,383,373,875

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	1,069,105	1,069,426
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	2,690,000	2,690,000

Total Short-Term Securities — 0.1% (Cost: $3,758,036)		3,759,426

Total Investments — 99.6% (Cost: $3,513,313,087)		3,387,133,301

Other Assets Less Liabilities — 0.4%		12,840,010

Net Assets — 100.0%		$3,399,973,311

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,023,535	$—	$(6,947,927	)(a)	$(4,649)	$(1,533)	$1,069,426	1,069,105	$119,402	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	16,620,000	—	(13,930,000	)(a)	—	—	2,690,000	2,690,000	119,354		—

					$(4,649)	$(1,533)	$3,759,426		$238,756		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	35	10/20/23	$3,483	$(14,348)
S&P/TSE 60 Index	29	12/14/23	5,023	(124,813)
Dow Jones U.S. Real Estate Index	82	12/15/23	2,494	(79,950)
SPI 200 Index	35	12/21/23	3,960	(78,754)

				$(297,865)

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Infrastructure ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$297,865	$—	$—	$—	$297,865

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,139,463	$—	$—	$—	$1,139,463

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,320,144)	$—	$—	$—	$(1,320,144)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$21,225,527

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,977,012,663	$1,400,951,246	$—	$3,377,963,909
Preferred Stocks	5,409,966	—	—	5,409,966
Short-Term Securities
Money Market Funds	3,759,426	—	—	3,759,426

	$1,986,182,055	$1,400,951,246	$—	$3,387,133,301

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(204,763)	$(93,102)	$—	$(297,865)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) September 30, 2023	iShares® Global Timber & Forestry ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 11.7%
Dexco SA	518,033	$793,557
Klabin SA	1,726,030	8,175,940
Suzano SA	1,339,193	14,461,489

		23,430,986

Canada — 8.3%
Canfor Corp.(a)	158,397	1,967,353
Interfor Corp.(a)	144,346	2,141,411
Stella-Jones Inc.	70,580	3,394,284
West Fraser Timber Co. Ltd.	124,007	9,003,004

		16,506,052

Chile — 3.3%
Empresas CMPC SA	1,577,496	2,904,340
Empresas COPEC SA	521,950	3,700,315

		6,604,655

China — 1.4%
Nine Dragons Paper Holdings Ltd.	3,555,000	1,994,005
Shandong Sun Paper Industry JSC Ltd., Class A	481,700	810,306

		2,804,311

Finland — 9.2%
Stora Enso OYJ, Class R	829,498	10,396,404
UPM-Kymmene OYJ	232,811	7,971,648

		18,368,052

Ireland — 5.8%
Smurfit Kappa Group PLC	349,649	11,615,258

Japan — 8.3%
Daio Paper Corp.	166,100	1,359,138
Nippon Paper Industries Co. Ltd.(a)	244,700	2,205,576
Oji Holdings Corp.	1,423,100	5,987,295
Sumitomo Forestry Co. Ltd.	274,500	6,962,277

		16,514,286

Portugal — 0.9%
Altri SGPS SA	172,669	780,959
Navigator Co. SA(The)	299,319	1,127,929

		1,908,888

Saudi Arabia — 0.2%
Middle East Paper Co.	46,919	406,582

South Africa — 1.4%
Sappi Ltd.	1,184,193	2,754,439

Spain — 0.6%
Ence Energia y Celulosa SA	367,958	1,234,761

Security	Shares	Value

Sweden — 12.7%
Billerud AB	308,160	$2,852,464
Holmen AB, Class B	194,949	7,577,717
Svenska Cellulosa AB SCA, Class B	1,082,713	14,824,629

		25,254,810

Taiwan — 1.7%
Cheng Loong Corp.	1,348,000	1,197,027
Chung Hwa Pulp Corp.	998,000	699,533
YFY Inc.	1,481,000	1,494,605

		3,391,165

United Kingdom — 4.0%
Mondi PLC	473,796	7,903,795

United States — 29.9%
Clearwater Paper Corp.(a)(b)	23,447	849,954
International Paper Co.	358,800	12,726,636
Mercer International Inc.	123,195	1,057,013
PotlatchDeltic Corp.	200,443	9,098,108
Rayonier Inc.	310,755	8,844,087
Sylvamo Corp.	74,885	3,290,447
Westrock Co.	227,015	8,127,137
Weyerhaeuser Co.	508,083	15,577,825

		59,571,207

Total Long-Term Investments — 99.4% (Cost: $210,534,453)		198,269,247

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	3,820	3,821

Total Short-Term Securities — 0.0% (Cost: $3,823)		3,821

Total Investments — 99.4% (Cost: $210,538,276)		198,273,068

Other Assets Less Liabilities — 0.6%		1,241,597

Net Assets — 100.0%		$199,514,665

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Timber & Forestry ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$666,559	$—	$(662,963	)(a)	$(11)	$236	$3,821	3,820	$19,461	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	260,000	—	(260,000	)(a)	—	—	—	—	7,228		—

					$(11)	$236	$3,821		$26,689		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Futures
Russell 1000 E-Mini Value Index	12	12/15/23	$905	$(31,861)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$31,861	$—	$—	$—	$31,861

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$70,703	$—	$—	$—	$70,703

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(98,121)	$—	$—	$—	$(98,121)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,001,105

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Timber & Forestry ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$109,273,921	$88,995,326	$—	$198,269,247
Short-Term Securities
Money Market Funds	3,821	—	—	3,821

	$109,277,742	$88,995,326	$—	$198,273,068

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(31,861)	$—	$—	$(31,861)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Lithium Miners and Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 38.8%
Albemarle Corp.	1,688	$287,028
Chengxin Lithium Group Co. Ltd., Class A	7,600	23,386
Chunbo Co. Ltd.	624	60,380
CNGR Advanced Material Co. Ltd.	5,600	38,974
Do-Fluoride New Materials Co. Ltd., Class A	8,800	19,345
Foosung Co. Ltd.	7,248	54,873
Ganfeng Lithium Group Co. Ltd., Class A	13,200	81,101
Guangzhou Tinci Materials Technology Co. Ltd., Class A	16,000	59,442
Hunan Changyuan Lico Co. Ltd.	16,000	18,812
Livent Corp.(a)(b)	15,072	277,476
Ningbo Shanshan Co. Ltd.	18,800	35,916
Shenzhen Capchem Technology Co. Ltd., Class A	6,400	38,517
Shenzhen Dynanonic Co. Ltd.	2,400	25,281
Shenzhen Senior Technology Co. Ltd., Class A	10,800	19,417
Sichuan Yahua Industrial Group Co. Ltd., Class A	9,600	19,767
SK IE Technology Co. Ltd.(a)(c)	2,888	157,785
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	6,800	24,055
Tanaka Chemical Corp.(a)	2,400	20,509
Tianqi Lithium Corp., Class A	12,400	93,757
Yunnan Energy New Material Co. Ltd., Class A	8,200	67,604

		1,423,425

Electrical Equipment — 12.3%
Beijing Easpring Material Technology Co. Ltd., Class A	4,400	25,485
Hunan Yuneng New Energy Battery Material Co. Ltd., NVS	6,400	31,960
Jiangsu Ruitai New Energy Materials Co. Ltd., NVS	6,000	14,879
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	14,400	17,583
Ningbo Ronbay New Energy Technology Co. Ltd.	3,599	20,768
Shijiazhuang Shangtai Technology Co. Ltd., NVS	2,000	13,256
Sociedad Quimica y Minera de Chile SA, ADR	5,180	309,091
XTC New Energy Materials Xiamen Co. Ltd., NVS	3,200	18,997

		452,019

Metals & Mining — 42.6%
Allkem Ltd.(a)	36,700	274,421
American Lithium Corp., NVS	29,772	42,574
Core Lithium Ltd.(a)	258,100	66,510
Lake Resources NL(a)	197,687	22,677
Latin Resources Ltd., NVS	339,902	53,359

Security	Shares	Value

Metals & Mining (continued)
Liontown Resources Ltd.(a)	92,072	$172,550
Lithium Americas Corp.(a)	9,855	167,634
Piedmont Lithium Inc.(a)	2,664	105,761
Pilbara Minerals Ltd.	107,268	292,647
Sayona Mining Ltd.(a)	1,264,189	74,922
Sigma Lithium Corp.(a)	5,441	176,506
Sinomine Resource Group Co. Ltd., Class A	6,000	30,039
Tibet Mineral Development Co.(a)	4,400	14,357
Vulcan Energy Resources Ltd.(a)	18,080	33,325
Winsome Resources Ltd., NVS	23,692	22,182
Youngy Co. Ltd.	2,000	15,027

		1,564,491

Technology Hardware, Storage & Peripherals — 4.6%
CosmoAM&T Co. Ltd.(a)	1,544	170,007

Total Long-Term Investments — 98.3% (Cost: $4,771,640)		3,609,942

Short-Term Securities

Money Market Funds — 12.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	459,070	459,208

Total Short-Term Securities — 12.5% (Cost: $459,252)		459,208

Total Investments — 110.8% (Cost: $5,230,892)		4,069,150

Liabilities in Excess of Other Assets — (10.8)%		(397,956)

Net Assets — 100.0%		$3,671,194

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/21/23(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$459,252	(b)	$—	$—	$(44)	$459,208	459,070	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(b)	—	—	—	—	—	313	—

					$—	$(44)	$459,208		$313	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Lithium Miners and Producers ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini Russell 2000 Index	6	12/15/23	$54	$(1,914)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,914	$—	$—	$—	$1,914

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(211)	$—	$—	$—	$(211)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,914)	$—	$—	$—	$(1,914)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$26,979

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,398,030	$2,211,912	$—	$3,609,942
Short-Term Securities
Money Market Funds	459,208	—	—	459,208

	$1,857,238	$2,211,912	$—	$4,069,150

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,914)	$—	$—	$(1,914)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

September 30, 2023

	iShares Copper and Metals Mining ETF	iShares Environmental Infrastructure and Industrials ETF	iShares Global 100 ETF	iShares Global Infrastructure ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$4,753,145	$4,129,578	$4,125,463,067	$3,383,373,875
Investments, at value — affiliated(c)	195,281	146,826	10,828,702	3,759,426
Cash	3,129	2,602	13,107	35,028
Cash pledged for futures contracts	2,000	2,000	453,000	280,000
Foreign currency collateral pledged for futures contracts(d)	—	—	119,637	1,150,960
Foreign currency, at value(e)	—	5,979	2,337,737	5,471,248
Receivables:
Investments sold	39,484	—	—	231,999,925
Securities lending income — affiliated	9	25	932	14,395
Capital shares sold	—	—	1,333,497	—
Dividends — unaffiliated	338	10,562	3,686,762	10,022,211
Dividends — affiliated	19	—	26,680	12,987
Tax reclaims	21	259	1,275,403	263,941
Variation margin on futures contracts	50	—	—	—

Total assets	4,993,476	4,297,831	4,145,538,524	3,636,383,996

LIABILITIES
Foreign bank overdraft(f)	18,415	—	—	—
Collateral on securities loaned, at value	195,300	146,824	3,648,664	1,073,192
Payables:
Investments purchased	5,988	8	822,473	233,384,457
Capital shares redeemed	—	—	—	309,839
Investment advisory fees	1,883	1,659	1,383,338	1,230,101
IRS compliance fee for foreign withholding tax claims	—	—	1,488,716	—
Professional fees	—	—	4,706	381,727
Variation margin on futures contracts	—	153	17,114	31,369

Total liabilities	221,586	148,644	7,365,011	236,410,685

Commitments and contingent liabilities

NET ASSETS	$4,771,890	$4,149,187	$4,138,173,513	$3,399,973,311

NET ASSETS CONSIST OF
Paid-in capital	$4,975,310	$4,016,012	$3,311,391,391	$3,879,807,564
Accumulated earnings (loss)	(203,420)	133,175	826,782,122	(479,834,253)

NET ASSETS	$4,771,890	$4,149,187	$4,138,173,513	$3,399,973,311

NET ASSETVALUE
Shares outstanding	200,000	160,000	56,550,000	78,500,000

Net asset value	$23.86	$25.93	$73.18	$43.31

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$5,031,390	$3,999,291	$3,052,785,551	$3,509,555,051
(b) Securities loaned, at value	$190,920	$143,767	$3,478,215	$1,008,235
(c) Investments, at cost — affiliated	$195,300	$146,826	$10,828,702	$3,758,036
(d) Foreign currency collateral pledged, at cost	$—	$—	$125,426	$1,178,084
(e) Foreign currency, at cost	$—	$6,061	$2,355,813	$5,487,880
(f) Foreign bank overdraft, at cost	$18,532	$—	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2023

	iShares Global Timber & Forestry ETF	iShares Lithium Miners and Producers ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$198,269,247	$3,609,942
Investments, at value — affiliated(c)	3,821	459,208
Cash	—	2,389
Cash pledged for futures contracts	63,000	4,000
Foreign currency, at value(d)	5,203,729	55,991
Receivables:
Investments sold	23,256,535	—
Securities lending income — affiliated	1,948	—
Dividends — unaffiliated	234,936	723
Dividends — affiliated	615	—
Tax reclaims	519,008	—

Total assets	227,552,839	4,132,253

LIABILITIES
Bank overdraft	4,636,763	—
Collateral on securities loaned, at value	3,847	459,252
Payables:
Investments purchased	22,522,206	—
Capital shares redeemed	801,631	—
Investment advisory fees	68,337	1,492
Variation margin on futures contracts	5,390	315

Total liabilities	28,038,174	461,059

Commitments and contingent liabilities

NET ASSETS	$199,514,665	$3,671,194

NET ASSETS CONSIST OF
Paid-in capital	$251,309,760	$5,003,149
Accumulated loss	(51,795,095)	(1,331,955)

NET ASSETS	$199,514,665	$3,671,194

NET ASSET VALUE
Shares outstanding	2,700,000	200,000

Net asset value	$73.89	$18.36

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$210,534,453	$4,771,640
(b) Securities loaned, at value	$3,625	$274,696
(c) Investments, at cost — affiliated	$3,823	$459,252
(d) Foreign currency, at cost	$5,206,857	$56,211

See notes to financial statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2023

	iShares Copper and Metals Mining ETF (a)	iShares Environmental Infrastructure and Industrials ETF	iShares Global 100 ETF	iShares Global Infrastructure ETF

INVESTMENT INCOME
Dividends — unaffiliated	$74,430	$62,338	$43,144,755	$94,617,853
Dividends — affiliated	19	27	167,704	119,354
Interest — unaffiliated	—	69	18,488	37,168
Securities lending income — affiliated — net	9	44	3,366	119,402
Other income — unaffiliated	—	—	188,648	677,858
Foreign taxes withheld	(2,698)	(4,309)	(2,231,130)	(6,508,760)
Foreign withholding tax claims	—	—	1,709,951	3,261,875
IRS compliance fee for foreign withholding tax claims	—	—	5,747	—

Total investment income	71,760	58,169	43,007,529	92,324,750

EXPENSES
Investment advisory	6,121	10,407	7,896,653	7,781,676
Commitment costs	—	5	1,561	3,438
Professional	—	—	195,380	394,011

Total expenses	6,121	10,412	8,093,594	8,179,125

Net investment income	65,639	47,757	34,913,935	84,145,625

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	12,878	11,586	(78,037,717)	(51,247,695)
Investments — affiliated	—	2	2,234	(4,649)
Foreign currency transactions	(742)	(496)	41,717	(51,266)
Futures contracts	(2,391)	1,213	1,068,337	1,139,463
In-kind redemptions — unaffiliated(b)	—	—	6,069,220	53,292,146

	9,745	12,305	(70,856,209)	3,127,999

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(278,245)	(276,844)	229,297,060	(392,816,086)
Investments — affiliated	(19)	—	63	(1,533)
Foreign currency translations	130	(314)	(74,714)	(43,412)
Futures contracts	(670)	(793)	(850,871)	(1,320,144)

	(278,804)	(277,951)	228,371,538	(394,181,175)

Net realized and unrealized gain (loss)	(269,059)	(265,646)	157,515,329	(391,053,176)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(203,420)	$(217,889)	$192,429,264	$(306,907,551)

(a)	For the period from June 21, 2023 (commencement of operations) to to September 30, 2023.
(b)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2023

	iShares Global Timber & Forestry ETF	iShares Lithium Miners and Producers ETF (a)

INVESTMENT INCOME
Dividends — unaffiliated	$3,006,583	$22,027
Dividends — affiliated	7,228	313
Securities lending income — affiliated — net	19,461	—
Foreign taxes withheld	(117,594)	(1,613)

Total investment income	2,915,678	20,727

EXPENSES
Investment advisory	419,022	5,411
Professional	3,782	—
Commitment costs	779	—

Total expenses	423,583	5,411

Net investment income	2,492,095	15,316

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,079,416)	(184,356)
Investments — affiliated	(11)	—
Foreign currency transactions	(55,950)	1,172
Futures contracts	70,703	(211)
In-kind redemptions — unaffiliated(b)	1,671,577	—

	(9,393,097)	(183,395)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	16,803,142	(1,161,698)
Investments — affiliated	236	(44)
Foreign currency translations	32,529	(220)
Futures contracts	(98,121)	(1,914)

	16,737,786	(1,163,876)

Net realized and unrealized gain (loss)	7,344,689	(1,347,271)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,836,784	$(1,331,955)

(a)	For the period from June 21, 2023 (commencement of operations) to to September 30, 2023.
(b)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Copper and Metals Mining ETF	iShares Environmental Infrastructure and Industrials ETF

	Period From 06/21/23 to 09/30/23 (unaudited) (a)	Six Months Ended 09/30/23 (unaudited)	Period From 11/01/22 to 03/31/23 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$65,639	$47,757	$17,976
Net realized gain (loss)	9,745	12,305	(33,572)
Net change in unrealized appreciation (depreciation)	(278,804)	(277,951)	407,577

Net increase (decrease) in net assets resulting from operations	(203,420)	(217,889)	391,981

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	(35,127)	(5,790)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,975,310	—	4,016,012

NET ASSETS
Total increase (decrease) in net assets	4,771,890	(253,016)	4,402,203
Beginning of period	—	4,402,203	—

End of period	$4,771,890	$4,149,187	$4,402,203

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets (continued)

	iShares Global 100 ETF		iShares Global Infrastructure ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$34,913,935	$68,704,768	$84,145,625		$101,234,304
Net realized gain (loss)	(70,856,209)	138,328,173	3,127,999		(461,244)
Net change in unrealized appreciation (depreciation)	228,371,538	(446,564,115)	(394,181,175)		(211,054,358)

Net increase (decrease) in net assets resulting from operations	192,429,264	(239,531,174)	(306,907,551)		(110,281,298)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(39,844,361)	(66,133,768)	(54,439,577	)(b)	(92,664,851)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	381,435,541	66,208,396	(82,113,551)		613,390,828

NET ASSETS
Total increase (decrease) in net assets	534,020,444	(239,456,546)	(443,460,679)		410,444,679
Beginning of period	3,604,153,069	3,843,609,615	3,843,433,990		3,432,989,311

End of period	$4,138,173,513	$3,604,153,069	$3,399,973,311		$3,843,433,990

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Global Timber & Forestry ETF			iShares Lithium Miners and Producers ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Period From 06/21/23 to 09/30/23 (unaudited) (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,492,095		$4,471,918	$15,316
Net realized loss	(9,393,097)		(12,234,927)	(183,395)
Net change in unrealized appreciation (depreciation)	16,737,786		(45,341,807)	(1,163,876)

Net increase (decrease) in net assets resulting from operations	9,836,784		(53,104,816)	(1,331,955)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(3,848,829	)(c)	(5,674,714)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(8,776,643)		(54,370,685)	5,003,149

NET ASSETS
Total increase (decrease) in net assets	(2,788,688)		(113,150,215)	3,671,194
Beginning of period	202,303,353		315,453,568	—

End of period	$199,514,665		$202,303,353	$3,671,194

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Financial Highlights

(For a share outstanding throughout the period)

	iShares Copper and Metals Mining ETF

	Period From 06/21/23 to 09/30/23 (unaudited)	(a)

Net asset value, beginning of period	$25.04

Net investment income(b)	0.35
Net realized and unrealized loss(c)	(1.53)

Net decrease from investment operations	(1.18)

Net asset value, end of period	$23.86

Total Return(d)
Based on net asset value	(4.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.47	%(g)

Net investment income	5.04	%(g)

Supplemental Data
Net assets, end of period (000)	$4,772

Portfolio turnover rate(h)	31%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Environmental Infrastructure and Industrials ETF

	Six Months Ended 09/30/23 (unaudited)		Period From 11/01/22 to 03/31/23	(a)

Net asset value, beginning of period	$27.51		$25.10

Net investment income(b)	0.30		0.11
Net realized and unrealized gain(c)	(1.66)		2.34

Net increase from investment operations	(1.36)		2.45

Distributions from net investment income(d)	(0.22)		(0.04)

Net asset value, end of period	$25.93		$27.51

Total Return(e)
Based on net asset value	(5.00	)%(f)	9.76	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47	%(h)

Net investment income	2.16	%(h)	1.01	%(h)

Supplemental Data
Net assets, end of period (000)	$4,149		$4,402

Portfolio turnover rate(i)	6%		13%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global 100 ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19 (a)

Net asset value, beginning of period	$70.05		$75.96		$65.92	$44.71	$47.57	$45.54

Net investment income(b)	0.66	(c)	1.30	(c)	1.16	0.99	1.06	1.14
Net realized and unrealized gain (loss)(d)	3.23		(5.93)		10.08	21.16	(2.83)	1.97

Net increase (decrease) from investment operations	3.89		(4.63)		11.24	22.15	(1.77)	3.11

Distributions from net investment income(e)	(0.76)		(1.28)		(1.20)	(0.94)	(1.09)	(1.08)

Net asset value, end of period	$73.18		$70.05		$75.96	$65.92	$44.71	$47.57

Total Return(f)
Based on net asset value	5.57	%(c)(g)	(6.02	)%(c)	17.11%	49.88%	(3.91)%	7.00%

Ratios to Average Net Assets(h)
Total expenses	0.41	%(i)	0.41%		0.40%	0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	0.40	%(i)	0.40%		0.40%	N/A	0.40%	N/A

Net investment income	1.77	%(c)(i)	1.95	%(c)	1.58%	1.71%	2.11%	2.46%

Supplemental Data
Net assets, end of period (000)	$4,138,174		$3,604,153		$3,843,610	$2,973,065	$1,855,568	$2,031,281

Portfolio turnover rate(j)	15%		2%		2%	3%	5%	9%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30, 2023 and year ended March 31, 2023 respectively:

•	Net investment income per share by $0.03 and $0.06.
•	Total return by 0.01% and 0.08%.
•	Ratio of net investment income to average net assets by 0.04% and 0.09%.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23		Year Ended 03/31/22	Year Ended 03/31/21		Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$47.69		$50.78		$45.05	$33.89		$44.78	$42.73

Net investment income(a)	1.04	(b)	1.33		1.04	1.04		1.54	1.34
Net realized and unrealized gain (loss)(c)	(4.74)		(3.20)		5.84	11.14		(10.86)	2.10

Net increase (decrease) from investment operations	(3.70)		(1.87)		6.88	12.18		(9.32)	3.44

Distributions from net investment income(d)	(0.68	)(e)	(1.22)		(1.15)	(1.02)		(1.57)	(1.39)

Net asset value, end of period	$43.31		$47.69		$50.78	$45.05		$33.89	$44.78

Total Return(f)
Based on net asset value	(7.85	)%(b)(g)	(3.74	)%(b)	15.54%	36.27	%(h)	(21.75)%	8.40%

Ratios to Average Net Assets(i)
Total expenses	0.43	%(j)	0.41%		0.40%	0.43%		0.46%	0.46%

Total expenses excluding professional fees for foreign withholding tax claims	0.41	%(j)	0.41%		N/A	N/A		N/A	N/A

Net investment income	4.43	%(b)(j)	2.81	%(b)	2.23%	2.57%		3.38%	3.15%

Supplemental Data
Net assets, end of period (000)	$3,399,973		$3,843,434		$3,432,989	$3,063,620		$2,741,647	$2,825,830

Portfolio turnover rate(k)	7%		19%		16%	25%		9%	19%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30, 2023 and year ended March 31, 2023 respectively:

•	Net investment income per share by $0.04.
•	Total return by 0.08% and 0.01%.
•	Ratio of net investment income to average net assets by 0.08% and 0.01%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$71.74		$89.11		$85.14		$48.10	$63.82	$78.11

Net investment income(a)	0.88		1.40	(b)	1.58	(b)	0.78	0.79	1.57
Net realized and unrealized gain (loss)(c)	2.61		(17.13)		3.53		37.04	(15.27)	(14.25)

Net increase (decrease) from investment operations	3.49		(15.73)		5.11		37.82	(14.48)	(12.68)

Distributions from net investment income(d)	(1.34	)(e)	(1.64)		(1.14)		(0.78)	(1.24)	(1.61)

Net asset value, end of period	$73.89		$71.74		$89.11		$85.14	$48.10	$63.82

Total Return(f)
Based on net asset value	4.92	%(g)	(17.90	)%(b)	6.04	%(b)	79.23%	(23.04)%	(16.22)%

Ratios to Average Net Assets(h)
Total expenses	0.41	%(i)	0.42%		0.41%		0.43%	0.46%	0.46%

Total expenses excluding professional fees for foreign withholding tax claims	0.41	%(i)	0.41%		0.40%		N/A	N/A	0.46%

Net investment income	2.43	%(i)	1.81	%(b)	1.78	%(b)	1.15%	1.30%	2.17%

Supplemental Data
Net assets, end of period (000)	$199,515		$202,303		$315,454		$332,050	$173,178	$279,553

Portfolio turnover rate(j)	19%		29%		18%		14%	10%	18%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2022 and March 31, 2023, respectively:

•	Net investment income per share by $0.07 and $0.05.
•	Total return by 0.09% and 0.07%.
•	Ratio of net investment income to average net assets by 0.07% and 0.06%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares Lithium Miners and Producers ETF

	Period From 06/21/23 to 09/30/23 (unaudited)	(a)

Net asset value, beginning of period	$24.94

Net investment income(b)	0.08
Net realized and unrealized loss(c)	(6.66)

Net decrease from investment operations	(6.58)

Net asset value, end of period	$18.36

Total Return(d)
Based on net asset value	(26.41	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.47	%(g)

Net investment income	1.33	%(g)

Supplemental Data
Net assets, end of period (000)	$3,671

Portfolio turnover rate(h)	17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Copper and Metals Mining(a)	Non-diversified
Environmental Infrastructure and Industrials	Non-diversified
Global 100(b)	Diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified
Lithium Miners and Producers(a)	Non-diversified

(a)	The Funds commenced operations on June 21, 2023.
(b)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian and utilized its ability to temporarily borrow from that custodian for operational purposes. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited) (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Copper and Metals Mining
UBS AG	$190,920	$(190,920)	$—		$—

Environmental Infrastructure and Industrials
RBC Capital Markets LLC	$143,767	$(143,767)	$—		$—

Global 100
Goldman Sachs & Co. LLC	$3,478,215	$(3,478,215)	$—		$—

Global Infrastructure
BofA Securities, Inc.	$371,271	$(371,271)	$—		$—
HSBC Bank PLC	40,196	(40,196)	—		—
Morgan Stanley	584,648	(584,648)	—		—
Wells Fargo Securities LLC	12,120	(11,955)	—		165	(b)

	$1,008,235	$(1,008,070)	$—		$165

Global Timber & Forestry
Nomura Securities International Inc.	$3,625	$(3,625)	$—		$—

Lithium Miners and Producers
BofA Securities, Inc.	$274,696	$(274,696)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Copper and Metals Mining	0.47%
Environmental Infrastructure and Industrials	0.47
Global 100	0.40
Lithium Miners and Producers	0.47

For its investment advisory services to each of the iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3420
Over $40 billion	0.3078

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares Global 100 ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, the iShares Copper and Metals Mining ETF, iShares Environmental Infrastructure and Industrials ETF, iShares Global Infrastructure ETF, iShares Global Timber & Forestry ETF and iShares Lithium Miners and Producers ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Copper and Metals Mining	$2
Environmental Infrastructure and Industrials	18
Global 100	1,101
Global Infrastructure	28,646
Global Timber & Forestry	4,415
Lithium Miners and Producers	4

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Global 100	$219,322,709	$122,773,499	$(16,077,682)
Global Infrastructure	4,687,454	11,227,921	(1,800,266)
Global Timber & Forestry	990,331	2,096,572	(88,857)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Copper and Metals Mining	$1,978,168	$1,384,834
Environmental Infrastructure and Industrials	275,944	268,704
Global 100	627,525,728	605,269,090
Global Infrastructure	336,570,528	261,866,706
Global Timber & Forestry	38,542,147	39,920,354
Lithium Miners and Producers	1,954,310	670,726

For the six months ended September 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Copper and Metals Mining	$4,425,178	$—
Global 100	364,481,098	10,386,993
Global Infrastructure	221,590,504	330,809,604
Global Timber & Forestry	11,153,959	18,723,169
Lithium Miners and Producers	3,672,411	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
Environmental Infrastructure and Industrials	$(33,072)
Global 100	(138,980,093)
Global Infrastructure	(370,265,257)
Global Timber & Forestry	(27,091,323)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Copper and Metals Mining	$5,226,690	$25,088	$(304,022)	$(278,934)
Environmental Infrastructure and Industrials	4,147,081	389,933	(261,058)	128,875
Global 100	3,109,098,065	1,180,337,145	(153,503,604)	1,026,833,541
Global Infrastructure	3,546,555,574	193,928,183	(353,648,321)	(159,720,138)
Global Timber & Forestry	212,331,555	14,789,818	(28,880,166)	(14,090,348)
Lithium Miners and Producers	5,230,892	625	(1,164,281)	(1,163,656)

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 9, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended September 30, 2023, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 09/30/23

iShares ETF	Shares	Amount

Copper and Metals Mining(a)
Shares sold	200,000	$4,975,310

(a)	The Fund commenced operations on June 21, 2023.

	Six Months Ended 09/30/23		Period Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

Environmental Infrastructure and Industrials(a)
Shares sold	—	$—	160,000	$4,016,012

(a)	The Fund commenced operations on November 01, 2022.

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

Global 100
Shares sold	5,250,000	$392,203,839	5,700,000	$385,994,005
Shares redeemed	(150,000)	(10,768,298)	(4,850,000)	(319,785,609)

	5,100,000	$381,435,541	850,000	$66,208,396

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

Global Infrastructure
Shares sold	5,500,000	$252,546,083	21,600,000	$1,019,069,803
Shares redeemed	(7,600,000)	(334,659,634)	(8,600,000)	(405,678,975)

	(2,100,000)	$(82,113,551)	13,000,000	$613,390,828

Global Timber & Forestry
Shares sold	180,000	$13,009,832	—	$(1,137)
Shares redeemed	(300,000)	(21,786,475)	(720,000)	(54,369,548)

	(120,000)	$(8,776,643)	(720,000)	$(54,370,685)

	Period Ended 09/30/23

iShares ETF	Shares	Amount

Lithium Miners and Producers(a)
Shares sold	200,000	$5,003,149

(a)	The Fund commenced operations on June 21, 2023.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares Global Infrastructure ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

The iShares Global 100 ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:

Effective October 18, 2023, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 2024 under the same terms.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Copper and Metals Mining ETF, iShares Lithium Miners and Producers ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement. At a meeting held on March 29-30, 2023, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale:The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	49

Board Review and Approval of Investment Advisory Contract  (continued)

noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.

iShares Global 100 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying

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Board Review and Approval of Investment Advisory Contract  (continued)

index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and

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Board Review and Approval of Investment Advisory Contract  (continued)

strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Global Infrastructure ETF, iShares Global Timber & Forestry ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying

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Board Review and Approval of Investment Advisory Contract  (continued)

index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and

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Board Review and Approval of Investment Advisory Contract  (continued)

strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Infrastructure(a)	$0.668984	$—	$0.006445	$0.675429	99%	—%	1%	100%
Global Timber & Forestry(a)	0.601373	—	0.735026	1.336399	45	—	55	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	55

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

JSC	Joint Stock Company

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	57

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iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, S&P Dow Jones Indices LLC, or STOXX Ltd. nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-303-0923

SEPTEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

• iShares Global Comm Services ETF | IXP | NYSE Arca

• iShares Global Consumer Discretionary ETF | RXI | NYSE Arca

• iShares Global Consumer Staples ETF | KXI | NYSE Arca

• iShares Global Energy ETF | IXC | NYSE Arca

• iShares Global Financials ETF | IXG | NYSE Arca

• iShares Global Healthcare ETF | IXJ | NYSE Arca

• iShares Global Industrials ETF | EXI | NYSE Arca

• iShares Global Materials ETF | MXI | NYSE Arca

• iShares Global Tech ETF | IXN | NYSE Arca

• iShares Global Utilities ETF | JXI | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	5.18%	21.62%

U.S. small cap equities (Russell 2000® Index)	(0.19)	8.93

International equities (MSCI Europe, Australasia, Far East Index)	(1.28)	25.65

Emerging market equities (MSCI Emerging Markets Index)	(2.05)	11.70

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.50	4.47

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.98)	(2.90)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.05)	0.64

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.05)	2.66

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.22	10.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2023	iShares® Global Comm Services ETF

Investment Objective

The iShares Global Comm Services ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the communication services sector, as represented by the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	7.11%	31.68%	5.11%	4.21%	31.68%	28.31%	50.98%
Fund Market	7.36	31.57	5.21	4.22	31.57	28.91	51.14
Index	7.30	31.75	5.41	4.24	31.75	30.12	51.47

Index performance through June 23, 2019 reflects the performance of the S&P Global 1200 Communication Services Sector IndexTM. Index performance beginning on June 24, 2019 reflects the performance of S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,071.10	$ 2.12		$ 1,000.00	$ 1,023.00	$ 2.07		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Interactive Media & Services	48.6%
Diversified Telecommunication Services	18.3
Entertainment	16.4
Media	9.1
Wireless Telecommunication Services	7.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	71.0%
Japan	7.8
China	7.2
Germany	2.2
Canada	2.2
United Kingdom	1.9
France	1.3
Spain	1.3
Australia	1.0
Other (each representing less than 1%)	4.1

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® Global Consumer Discretionary ETF

Investment Objective

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.57%	21.07%	5.16%	7.90%	21.07%	28.63%	113.98%
Fund Market	1.61	21.38	5.20	7.89	21.38	28.84	113.76
Index	1.82	21.21	5.34	8.00	21.21	29.68	115.87

Index performance through September 22, 2019 reflects the performance of the S&P Global 1200 Consumer Discretionary Sector IndexTM. Index performance beginning on September 23, 2019 reflects the performance of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,015.70	$ 2.07		$ 1,000.00	$ 1,023.00	$ 2.07		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Consumer Discretionary Distribution & Retail	33.2%
Automobiles & Components	27.6
Consumer Services	21.3
Consumer Durables & Apparel	17.9

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	57.4%
Japan	13.4
China	6.6
France	6.6
Germany	3.5
United Kingdom	2.4
Italy	1.8
Switzerland	1.4
Spain	1.3
Canada	1.3
Australia	1.2
Other (each representing less than 1%)	3.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2023	iShares® Global Consumer Staples ETF

Investment Objective

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(6.70)%	8.59%	4.94%	5.71%	8.59%	27.26%	74.18%
Fund Market	(6.94)	8.59	4.95	5.69	8.59	27.32	73.92
Index	(6.64)	8.32	4.87	5.65	8.32	26.84	73.25

Index performance through June 23, 2019 reflects the performance of the S&P Global 1200 Consumer Staples Sector IndexTM. Index performance beginning on June 24, 2019 reflects the performance of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 933.00	$ 1.98		$ 1,000.00	$ 1,023.00	$ 2.07		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Packaged Foods & Meats	20.7%
Household Products	15.3
Consumer Staples Merchandise Retail	14.7
Soft Drinks & Non-alcoholic Beverages	11.4
Personal Care Products	9.8
Tobacco	9.1
Food Retail	7.2
Distillers & Vintners	4.7
Brewers	4.2
Agricultural Products & Services	1.6
Other (each representing less than 1%)	1.3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	58.1%
United Kingdom	11.4
Switzerland	8.8
Japan	5.9
France	4.7
Canada	2.0
Netherlands	1.6
Belgium	1.6
Australia	1.4
Mexico	1.3
Germany	1.0
Other (each representing less than 1%)	2.2

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® Global Energy ETF

Investment Objective

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy 4.5/22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	11.45%	29.77%	6.77%	4.00%	29.77%	38.78%	47.96%
Fund Market	11.37	29.77	6.80	4.02	29.77	38.95	48.25
Index(a)	11.46	29.08	6.26	3.68	29.08	35.49	43.50
S&P Global 1200 Energy Sector Index™	11.45	29.77	6.77	4.00	29.77	38.76	47.97
S&P Global 1200 Energy 4.5/22.5/45 Capped Index(b)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through April 19, 2023 reflects the S&P Global 1200 Energy Sector Index™ performance of the Index. Index performance beginning on April 20, 2023 reflects the performance of the S&P Global 1200 Energy 4.5/22.5/45 Capped Index., which effective as of April 20, 2023, replaced the S&P Global 1200 Energy Sector Index™ as the underlying index of the fund.

(b)

The inception date of the S&P Global 1200 Energy 4.5/22.5/45 Capped Index was April 20, 2023. The cumulative total return for this index for the period April 20, 2023 through September 30, 2023 was 7.10%.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,114.50	$ 2.17		$ 1,000.00	$ 1,023.00	$ 2.07		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Integrated Oil & Gas	55.7%
Oil & Gas Exploration & Production	21.5
Oil & Gas Storage & Transportation	9.1
Oil & Gas Refining & Marketing	7.2
Oil & Gas Equipment & Services	5.9
Other (each representing less than 1%)	0.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	60.8%
United Kingdom	11.7
Canada	11.3
France	5.5
Australia	2.4
Brazil	2.2
Italy	1.7
Norway	1.5
Japan	1.0
Other (each representing less than 1%)	1.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2023	iShares® Global Financials ETF

Investment Objective

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.62%	18.51%	4.10%	5.68%	18.51%	22.24%	73.80%
Fund Market	3.74	18.51	4.11	5.65	18.51	22.30	73.19
Index	3.93	18.44	4.14	5.74	18.44	22.47	74.78

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,036.20	$ 2.19		$ 1,000.00	$ 1,022.80	$ 2.17		0.43%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Banks	39.1%
Financial Services	20.6
Insurance	20.4
Capital Markets	18.0
Consumer Finance	1.9

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	55.8%
Canada	6.8
United Kingdom	5.2
Japan	5.1
Australia	4.2
Switzerland	2.8
Germany	2.8
France	2.2
China	2.0
Sweden	1.7
Hong Kong	1.7
Italy	1.6
Spain	1.5
Singapore	1.4
Netherlands	1.2
Brazil	1.2
Other (each representing less than 1%)	2.8

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® Global Healthcare ETF

Investment Objective

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(0.48)%	10.73%	7.02%	9.30%	10.73%	40.36%	143.43%
Fund Market	(0.36)	10.78	7.03	9.30	10.78	40.45	143.24
Index	(0.31)	10.60	7.03	9.37	10.60	40.47	144.96

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 995.20	$ 2.05		$ 1,000.00	$ 1,023.00	$ 2.07		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Pharmaceuticals	42.6%
Health Care Equipment & Supplies	17.7
Health Care Providers & Services	16.6
Biotechnology	13.4
Life Sciences Tools & Services	9.6
Health Care Technology	0.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	71.2%
Switzerland	7.6
Denmark	4.9
United Kingdom	4.4
Japan	4.3
France	2.7
Germany	1.7
Australia	1.5
Other (each representing less than 1%)	1.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2023	iShares® Global Industrials ETF

Investment Objective

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.05%	27.52%	5.56%	7.45%	27.52%	31.10%	105.18%
Fund Market	0.28	27.95	5.57	7.43	27.95	31.14	104.86
Index	0.39	27.49	5.68	7.48	27.49	31.79	105.81

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,000.50	$ 2.10		$ 1,000.00	$ 1,022.90	$ 2.12		0.42%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Capital Goods	67.5%
Transportation	17.9
Commercial & Professional Services	14.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	54.4%
Japan	14.3
France	7.1
United Kingdom	4.8
Canada	3.9
Germany	3.7
Sweden	3.2
Switzerland	2.5
Denmark	1.3
Netherlands	1.1
Australia	1.0
Other (each representing less than 1%)	2.7

(a)	Excludes money market funds.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® Global Materials ETF

Investment Objective

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(4.70)%	19.68%	6.42%	5.51%	19.68%	36.51%	71.03%
Fund Market	(4.57)	19.88	6.51	5.55	19.88	37.10	71.60
Index	(4.30)	19.74	6.60	5.66	19.74	37.65	73.44

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 953.00	$ 2.05		$ 1,000.00	$ 1,022.90	$ 2.12		0.42%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Chemicals	48.0%
Metals & Mining	38.1
Construction Materials	7.0
Containers & Packaging	4.9
Paper & Forest Products	2.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	39.0%
Australia	11.3
United Kingdom	9.0
Canada	7.4
Japan	6.4
Switzerland	5.5
France	4.7
Germany	3.3
Brazil	2.4
South Korea	2.1
Ireland	2.1
Finland	1.2
Mexico	1.1
Taiwan	1.0
Other (each representing less than 1%)	3.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2023	iShares® Global Tech ETF

Investment Objective

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology 4.5/22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	6.74%	37.86%	15.61%	17.68%	37.86%	106.57%	409.50%
Fund Market	6.70	38.04	15.59	17.69	38.04	106.39	409.73
Index(a)	6.94	37.89	15.77	17.84	37.89	107.96	416.13
S&P Global 1200 Information Technology Sector Index™	6.74	37.86	15.61	17.68	37.86	106.57	409.48
S&P Global 1200 Information Technology 4.5/22.5/45 Capped Index(b)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

(a)

Index performance through April 19, 2023 reflects the S&P Global 1200 Information Technology Sector Index™ performance of the Index. Index performance beginning on April 20, 2023 reflects the performance of the S&P Global 1200 Information Technology 4.5/22.5/45 Capped Index, which effective as of April 20, 2023, replaced the S&P Global 1200 Information Technology Sector Index™ as the underlying index of the fund.

(b)

The inception date of the S&P Global 1200 Information Technology 4.5/22.5/45 Capped Index was April 20, 2023. The cumulative total return for this index for the period April 20, 2023 through September 30, 2023 was 8.91%.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,067.40	$ 2.12		$ 1,000.00	$ 1,023.00	$ 2.07		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Software	33.6%
Semiconductors & Semiconductor Equipment	27.9
Technology Hardware, Storage & Peripherals	25.4
IT Services	5.6
Electronic Equipment, Instruments & Components	4.2
Communications Equipment	3.3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	81.1%
Taiwan	4.6
Japan	3.8
South Korea	3.3
Netherlands	2.4
Germany	1.6
Canada	1.2
Other (each representing less than 1%)	2.0

(a)	Excludes money market funds.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2023	iShares® Global Utilities ETF

Investment Objective

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities (Sector) Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(9.18)%	1.94%	5.01%	5.66%	1.94%	27.67%	73.45%
Fund Market	(9.22)	1.88	5.02	5.67	1.88	27.73	73.51
Index	(9.56)	1.02	4.58	5.30	1.02	25.08	67.67

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 908.20	$ 2.72		$ 1,000.00	$ 1,022.20	$ 2.88		0.57%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Electric Utilities	61.6%
Multi-Utilities	28.7
Gas Utilities	4.2
Water Utilities	2.9
Independent Power and Renewable Electricity Producers	2.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	63.8%
United Kingdom	6.7
Spain	6.1
Italy	5.0
Canada	3.9
Germany	3.8
France	3.3
Japan	2.7
Australia	1.2
Other (each representing less than 1%)	3.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
SEEK Ltd.	30,130	$425,649
Telstra Corp. Ltd.	977,156	2,414,202

		2,839,851

Brazil — 0.1%
Telefonica Brasil SA, ADR NVS	29,549	252,644

Canada — 2.2%
BCE Inc.	77,155	2,945,324
Rogers Communications Inc., Class B, NVS	31,420	1,206,371
TELUS Corp.	122,358	1,998,086

		6,149,781

China — 7.2%
Baidu Inc.(a)	191,950	3,230,647
Kuaishou Technology(a)(b)	211,500	1,682,632
NetEase Inc.	157,800	3,164,086
Tencent Holdings Ltd.	316,200	12,257,155

		20,334,520

Finland — 0.2%
Elisa OYJ	12,739	590,748

France — 1.3%
Orange SA	155,223	1,780,449
Publicis Groupe SA	19,788	1,497,806
Vivendi SE	52,263	457,725

		3,735,980

Germany — 2.2%
Deutsche Telekom AG, Registered	295,194	6,192,224

Italy — 0.1%
Telecom Italia SpA/Milano(a)	894,239	278,882

Japan — 7.8%
Dentsu Group Inc.	19,600	576,469
KDDI Corp.	126,700	3,878,346
Nexon Co. Ltd.	38,600	689,729
Nintendo Co. Ltd.	99,300	4,126,207
Nippon Telegraph & Telephone Corp.	4,824,500	5,710,446
SoftBank Corp.	239,400	2,709,600
SoftBank Group Corp.	88,600	3,732,320
Z Holdings Corp.	226,100	627,226

		22,050,343

Mexico — 0.5%
America Movil SAB de CV	1,761,163	1,524,943

Netherlands — 0.9%
Koninklijke KPN NV	283,392	933,681
Universal Music Group NV	64,672	1,687,692

		2,621,373

Norway — 0.2%
Telenor ASA	53,261	604,014

South Korea — 0.7%
NAVER Corp.	12,768	1,909,003

Spain — 1.3%
Cellnex Telecom SA(b)	49,592	1,724,909
Telefonica SA	486,314	1,986,759

		3,711,668

Security	Shares	Value

Sweden — 0.3%
Embracer Group AB, Class B(a)(c)	71,778	$143,164
Tele2 AB, Class B	47,060	359,891
Telia Co. AB	196,201	404,703

		907,758

Switzerland — 0.5%
Swisscom AG, Registered	2,151	1,277,242

Taiwan — 0.4%
Chunghwa Telecom Co. Ltd.	326,120	1,172,197

United Kingdom — 1.9%
Auto Trader Group PLC(b)	77,853	584,985

BT Group PLC	480,511	682,355
Informa PLC	117,992	1,077,440
Rightmove PLC	69,842	476,622
Vodafone Group PLC	1,925,253	1,804,731
WPP PLC	90,746	808,484

		5,434,617

United States — 70.8%
Activision Blizzard Inc.	60,506	5,665,177
Alphabet Inc., Class A(a)	259,957	34,017,973
Alphabet Inc., Class C, NVS(a)	221,127	29,155,595
AT&T Inc.	604,588	9,080,912
Charter Communications Inc., Class A(a)	8,611	3,787,290
Comcast Corp., Class A	288,841	12,807,210
Electronic Arts Inc.	20,850	2,510,340
Fox Corp., Class A, NVS	21,456	669,427
Fox Corp., Class B	11,159	322,272
Interpublic Group of Companies Inc. (The)	32,555	933,026
Live Nation Entertainment Inc.(a)	11,993	995,899
Match Group Inc.(a)	23,519	921,357
Meta Platforms Inc, Class A(a)	172,755	51,862,778
Netflix Inc.(a)	29,117	10,994,579
News Corp., Class A, NVS	32,217	646,273
News Corp., Class B	9,772	203,942
Omnicom Group Inc.	16,710	1,244,561
Paramount Global, Class B, NVS(c)	40,782	526,088
Take-Two Interactive Software Inc.(a)	13,362	1,875,891
T-Mobile U.S. Inc.(a)	43,779	6,131,249
Verizon Communications Inc.	355,536	11,522,922
Walt Disney Co.(The)(a)	154,745	12,542,082
Warner Bros. Discovery Inc.(a)	187,582	2,037,140

		200,453,983

Total Common Stocks — 99.6% (Cost: $301,404,241)		282,041,771

Preferred Stocks

Italy — 0.0%
Telecom Italia SpA, Preference Shares, NVS(a)	532,771	166,865

Total Preferred Stocks — 0.0% (Cost: $331,442)		166,865

Total Long-Term Investments — 99.6% (Cost: $301,735,683)		282,208,636

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	226,894	$226,962
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	840,000	840,000

Total Short-Term Securities — 0.4% (Cost: $1,066,962)		1,066,962

Total Investments — 100.0% (Cost: $302,802,645)		283,275,598

Liabilities in Excess of Other Assets — (0.0)%		(136,910)

Net Assets — 100.0%		$283,138,688

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,024,044	$—		$(796,559	)(a)	$(713)	$190	$226,962	226,894	$3,675	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	540,000	300,000	(a)	—		—	—	840,000	840,000	18,413		—

						$(713)	$190	$1,066,962		$22,088		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	10	12/07/23	$155	$(2,713)
Euro Stoxx 50 Index	1	12/15/23	45	(271)
S&P Communication Services Select Sector E-Mini Index	8	12/15/23	693	(13,512)

				$(16,496)

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Comm Services ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$16,496	$—	$—	$—	$16,496

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$122,158	$—	$—	$—	$122,158

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(42,260)	$—	$—	$—	$(42,260)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$878,760

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$208,381,351	$73,660,420	$—	$282,041,771
Preferred Stocks	—	166,865	—	166,865
Short-Term Securities
Money Market Funds	1,066,962	—	—	1,066,962

	$209,448,313	$73,827,285	$—	$283,275,598

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(13,512)	$(2,984)	$—	$(16,496)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) September 30, 2023	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Aristocrat Leisure Ltd.	38,794	$1,013,549
Lottery Corp. Ltd.(The)	134,033	405,049
Wesfarmers Ltd.	67,694	2,291,033

		3,709,631

Brazil — 0.1%
Lojas Renner SA	56,896	151,676
Magazine Luiza SA(a)	172,523	72,763

		224,439

Canada — 1.3%
Canadian Tire Corp. Ltd., Class A, NVS	3,111	334,520
Dollarama Inc.	16,867	1,162,094
Gildan Activewear Inc.	10,548	295,647
Magna International Inc.	15,888	851,454
Restaurant Brands International Inc.	18,634	1,240,894

		3,884,609

Chile — 0.0%
Falabella SA	47,328	105,752

China — 6.6%
Alibaba Group Holding Ltd.(a)	924,100	10,019,260
ANTA Sports Products Ltd.	71,200	796,681
BYD Co. Ltd., Class H	56,500	1,740,777
JD.com Inc., Class A	147,550	2,146,680
Li Auto Inc.(a)	68,100	1,215,288
Li Ning Co. Ltd.	140,500	586,683
Meituan, Class B(a)(b)	259,200	3,752,229

		20,257,598

Denmark — 0.2%
GN Store Nord A/S(a)	9,005	161,902
Pandora A/S	4,993	515,234

		677,136

France — 6.6%
Accor SA	11,065	372,165
Cie. Generale des Etablissements Michelin SCA	42,610	1,304,162
Hermes International	2,016	3,674,819
Kering SA	4,147	1,884,243
LVMH Moet Hennessy Louis Vuitton SE	15,600	11,775,355
Renault SA	11,294	462,111
Sodexo SA	4,904	504,855
Valeo	12,350	211,925

		20,189,635

Germany — 2.8%
adidas AG	9,881	1,733,212
Bayerische Motoren Werke AG	17,299	1,757,009
Continental AG	6,481	455,368
Delivery Hero SE(a)(b)	11,902	339,844
Mercedes-Benz Group AG	47,877	3,332,082
Puma SE	6,024	372,478
Volkswagen AG	1,836	241,118
Zalando SE(a)(b)	13,065	290,283

		8,521,394

Ireland — 0.5%
Flutter Entertainment PLC, Class DI(a)	10,539	1,719,230

Italy — 1.8%
Ferrari NV	7,551	2,225,925
Moncler SpA	12,382	717,599

Security	Shares	Value

Italy (continued)
Stellantis NV	132,007	$2,527,726

		5,471,250

Japan — 13.4%
Aisin Corp.	10,900	411,857
Bandai Namco Holdings Inc.	39,800	809,551
Bridgestone Corp.	35,000	1,363,878
Denso Corp.	118,800	1,906,250
Fast Retailing Co. Ltd.	12,200	2,657,346
Honda Motor Co. Ltd.	298,629	3,359,484
Isuzu Motors Ltd.	37,600	472,692
Nissan Motor Co. Ltd.	141,100	622,708
Nitori Holdings Co. Ltd.	5,300	590,926
Oriental Land Co. Ltd.	69,900	2,293,255
Pan Pacific International Holdings Corp.	31,900	669,484
Panasonic Holdings Corp.	146,600	1,654,787
Rakuten Group Inc.	86,400	355,000
Sekisui House Ltd.	39,600	788,097
Shimano Inc.	5,000	669,222
Sony Group Corp.	75,600	6,182,232
Subaru Corp.	36,888	717,268
Sumitomo Electric Industries Ltd.	47,500	572,228
Suzuki Motor Corp.	29,400	1,182,496
Toyota Motor Corp.	741,000	13,293,781
Yamaha Motor Co. Ltd.	21,113	554,997

		41,127,539

Netherlands — 0.9%
Prosus NV(a)	90,869	2,677,548

South Korea — 0.7%
Hyundai Motor Co.	8,235	1,164,461
Kia Corp.	15,114	909,716

		2,074,177

Spain — 1.3%
Amadeus IT Group SA	26,880	1,623,624
Industria de Diseno Textil SA	66,947	2,491,235

		4,114,859

Sweden — 0.6%
Electrolux AB, Class B(a)	13,146	135,470
Evolution AB(b)	11,451	1,155,512
H & M Hennes & Mauritz AB, Class B	36,826	522,200

		1,813,182

Switzerland — 1.4%
Cie. Financiere Richemont SA, Class A, Registered	31,245	3,805,117
Swatch Group AG (The), Bearer	1,736	444,628
Swatch Group AG (The), Registered	3,139	153,305

		4,403,050

United Kingdom — 2.4%
Barratt Developments PLC	58,575	314,058
Berkeley Group Holdings PLC	6,888	343,984
Burberry Group PLC	22,705	526,186
Compass Group PLC	106,530	2,593,108
Entain PLC	38,115	432,293
InterContinental Hotels Group PLC	10,461	773,636
Kingfisher PLC	114,121	309,794
Next PLC	7,493	664,566
Pearson PLC	42,935	452,997
Persimmon PLC	19,142	250,693
Taylor Wimpey PLC	213,926	305,097

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Whitbread PLC	11,750	$494,591

		7,461,003

United States — 57.2%
Airbnb Inc., Class A(a)(c)	25,532	3,503,246
Amazon.com Inc.(a)	236,689	30,087,906
Aptiv PLC(a)	16,877	1,663,903
AutoZone Inc.(a)(c)	1,085	2,755,889
Bath & Body Works Inc.	13,716	463,601
Best Buy Co. Inc.	11,589	805,088
Booking Holdings Inc.(a)	2,136	6,587,317
BorgWarner Inc.	14,027	566,270
Caesars Entertainment Inc.(a)	12,847	595,458
CarMax Inc.(a)(c)	9,441	667,762
Carnival Corp.(a)	60,105	824,641
Chipotle Mexican Grill Inc., Class A(a)	1,653	3,028,015
Darden Restaurants Inc.	7,213	1,033,046
Domino’s Pizza Inc.	2,096	793,944
DR Horton Inc.	18,218	1,957,888
eBay Inc.	31,752	1,399,946
Etsy Inc.(a)	7,396	477,634
Expedia Group Inc.(a)	8,370	862,696
Ford Motor Co.	234,571	2,913,372
Garmin Ltd.	9,140	961,528
General Motors Co.	82,097	2,706,738
Genuine Parts Co.	8,380	1,209,904
Hasbro Inc.	7,788	515,098
Hilton Worldwide Holdings Inc.	15,605	2,343,559
Home Depot Inc. (The)	44,226	13,363,328
Las Vegas Sands Corp.	19,614	899,106
Lennar Corp., Class A	15,069	1,691,194
LKQ Corp.	15,964	790,378
Lowe’s Companies Inc.	35,024	7,279,388
Marriott International Inc., Class A	14,950	2,938,572
McDonald’s Corp.	43,548	11,472,285
MGM Resorts International	16,751	615,767
Mohawk Industries Inc.(a)	3,124	268,070
Nike Inc., Class B	73,233	7,002,539
Norwegian Cruise Line Holdings Ltd.(a)	25,494	420,141
NVR Inc.(a)	196	1,168,807
O’Reilly Automotive Inc.(a)	3,606	3,277,349
Pool Corp.	2,331	830,069
PulteGroup Inc.	13,189	976,645
Ralph Lauren Corp., Class A	2,397	278,268
Ross Stores Inc.	20,328	2,296,048
Royal Caribbean Cruises Ltd.(a)	14,064	1,295,857
Starbucks Corp.	68,476	6,249,804
Tapestry Inc.	13,944	400,890
Tesla Inc.(a)	127,176	31,821,979
TJX Companies Inc. (The)	68,712	6,107,122
Tractor Supply Co.	6,493	1,318,404

Security	Shares	Value

United States (continued)
Ulta Beauty Inc.(a)	2,973	$1,187,565
VF Corp.	19,270	340,501
Whirlpool Corp.	3,291	440,007
Wynn Resorts Ltd.	5,780	534,130
Yum! Brands Inc.	16,719	2,088,872

		176,077,534

Total Common Stocks — 99.0% (Cost: $337,807,618)		304,509,566

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,550	330,436
Porsche Automobil Holding SE, Preference Shares, NVS	9,180	451,559
Volkswagen AG, Preference Shares, NVS	10,952	1,258,378

		2,040,373

South Korea — 0.1%
Hyundai Motor Co., Series 2, Preference Shares, NVS	2,251	176,455

Total Preferred Stocks — 0.8% (Cost: $3,592,188)		2,216,828

Total Long-Term Investments — 99.8% (Cost: $341,399,806)		306,726,394

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	5,089,127	5,090,654
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	210,000	210,000

Total Short-Term Securities — 1.7% (Cost: $5,301,142)		5,300,654

Total Investments — 101.5% (Cost: $346,700,948)		312,027,048

Liabilities in Excess of Other Assets — (1.5)%		(4,481,023)

Net Assets — 100.0%		$307,546,025

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Consumer Discretionary ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,455,589	$3,635,857	(a)	$—		$(124)	$(668)	$5,090,654	5,089,127	$1,942	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	—		(50,000	)(a)	—	—	210,000	210,000	9,598		—

						$(124)	$(668)	$5,300,654		$11,540		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	1	12/07/23	$155	$(1,697)
Euro Stoxx 50 Index	6	12/15/23	266	(2,949)
S&P Consumer Discretionary Select Sector E-Mini Index	2	12/15/23	329	(16,645)

				$(21,291)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$21,291	$—	$—	$—	$21,291

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$130,658	$—	$—	$—	$130,658

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(56,858)	$—	$—	$—	$(56,858)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$859,713

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Consumer Discretionary ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$180,186,582	$124,322,984	$—	$304,509,566
Preferred Stocks	—	2,216,828	—	2,216,828
Short-Term Securities
Money Market Funds	5,300,654	—	—	5,300,654

	$185,487,236	$126,539,812	$—	$312,027,048

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(16,645)	$(4,646)	$—	$(21,291)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) September 30, 2023	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
Coles Group Ltd.	330,624	$3,299,909
Endeavour Group Ltd./Australia	337,664	1,140,046
Treasury Wine Estates Ltd.	179,078	1,414,115
Woolworths Group Ltd.	300,979	7,205,796

		13,059,866

Belgium — 1.6%
Anheuser-Busch InBev SA/NV	257,452	14,272,147

Brazil — 0.4%
Ambev SA, ADR	1,089,347	2,810,515
Natura & Co. Holding SA(a)	206,432	597,955

		3,408,470

Canada — 2.0%
Alimentation Couche-Tard Inc.	183,660	9,327,345
George Weston Ltd.	15,023	1,666,051
Loblaw Companies Ltd.	36,739	3,121,429
Metro Inc.	56,925	2,956,370
Saputo Inc.	60,659	1,268,335

		18,339,530

Chile — 0.1%
Cencosud SA	447,148	847,853

Denmark — 0.3%
Carlsberg A/S, Class B	22,349	2,817,874

Finland — 0.1%
Kesko OYJ, Class B	67,945	1,217,319

France — 4.7%
Carrefour SA	133,359	2,290,454
Danone SA	155,737	8,590,101
L’Oreal SA	57,050	23,642,208
Pernod Ricard SA	49,354	8,216,943

		42,739,706

Germany — 0.7%
Beiersdorf AG	24,404	3,147,848
HelloFresh SE(a)	42,693	1,268,601
Henkel AG & Co. KGaA	24,401	1,538,524

		5,954,973

Ireland — 0.4%
Kerry Group PLC, Class A	38,616	3,226,538

Japan — 5.9%
Aeon Co. Ltd.	226,617	4,488,850
Ajinomoto Co. Inc.	133,200	5,136,009
Asahi Group Holdings Ltd.	138,898	5,188,472
Japan Tobacco Inc.	279,500	6,430,747
Kao Corp.	124,200	4,603,473
Kikkoman Corp.	55,200	2,893,184
Kirin Holdings Co. Ltd.	206,796	2,895,235
MEIJI Holdings Co. Ltd.	70,600	1,754,696
Nissin Foods Holdings Co. Ltd.	29,700	2,467,858
Seven & i Holdings Co. Ltd.	201,037	7,870,635
Shiseido Co. Ltd.	100,900	3,535,953
Unicharm Corp.	114,900	4,062,602
Yakult Honsha Co. Ltd.	84,240	2,045,931

		53,373,645

Mexico — 1.3%
Fomento Economico Mexicano SAB de CV	459,662	5,020,081

Security	Shares	Value

Mexico (continued)
Grupo Bimbo SAB de CV, Series A	383,445	$1,848,633
Wal-Mart de Mexico SAB de CV	1,210,759	4,557,498

		11,426,212

Netherlands — 1.6%
Heineken Holding NV	25,025	1,885,914
Heineken NV	62,588	5,517,852
Koninklijke Ahold Delhaize NV	240,990	7,263,363

		14,667,129

Norway — 0.4%
Mowi ASA	109,726	1,939,438
Orkla ASA	181,148	1,352,982

		3,292,420

Portugal — 0.2%
Jeronimo Martins SGPS SA	68,433	1,536,883

Sweden — 0.4%
Essity AB, Class B	148,850	3,210,283

Switzerland — 8.8%
Barry Callebaut AG, Registered	1,020	1,622,048
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	360	4,000,514
Chocoladefabriken Lindt & Spruengli AG, Registered	38	4,160,838
Nestle SA, Registered	616,835	69,823,252

		79,606,652

United Kingdom — 11.4%
Associated British Foods PLC	84,480	2,122,461
British American Tobacco PLC	552,082	17,334,645
Diageo PLC	553,744	20,415,486
Haleon PLC	1,185,778	4,915,151
Imperial Brands PLC	226,014	4,585,012
J Sainsbury PLC	435,137	1,340,016
Marks & Spencer Group PLC(a)	487,398	1,401,862
Ocado Group PLC(a)	179,828	1,307,508
Reckitt Benckiser Group PLC	181,960	12,831,953
Tesco PLC	1,768,389	5,687,992
Unilever PLC	622,270	30,781,699

		102,723,785

United States — 58.2%
Altria Group Inc.	439,126	18,465,248
Archer-Daniels-Midland Co.	132,533	9,995,639
Brown-Forman Corp., Class B	45,204	2,607,819
Bunge Ltd.	37,319	4,039,782
Campbell Soup Co.	48,461	1,990,778
Church & Dwight Co. Inc.	60,800	5,571,104
Clorox Co.(The)	30,705	4,024,197
Coca-Cola Co.(The)	709,254	39,704,039
Colgate-Palmolive Co.	204,725	14,557,995
Conagra Brands Inc.	118,067	3,237,397
Constellation Brands Inc., Class A	40,045	10,064,510
Costco Wholesale Corp.	98,173	55,463,818
Dollar General Corp.	54,228	5,737,322
Dollar Tree Inc.(a)	51,800	5,514,110
Estee Lauder Companies Inc. (The), Class A	57,286	8,280,691
General Mills Inc.	144,542	9,249,243
Hershey Co.(The)	37,019	7,406,761
Hormel Foods Corp.	71,530	2,720,286
JM Smucker Co.(The)	25,348	3,115,523
Kellogg Co.	65,097	3,873,922
Kenvue Inc.	425,667	8,547,393

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Keurig Dr Pepper Inc.	248,433	$7,843,030
Kimberly-Clark Corp.	83,836	10,131,581
Kraft Heinz Co.(The)	197,291	6,636,869
Kroger Co.(The)	163,057	7,296,801
Lamb Weston Holdings Inc.	36,160	3,343,354
McCormick & Co. Inc./MD, NVS	62,039	4,692,630
Molson Coors Beverage Co., Class B	45,910	2,919,417
Mondelez International Inc., Class A	336,531	23,355,251
Monster Beverage Corp.(a)	183,675	9,725,591
PepsiCo Inc.	238,581	40,425,165
Philip Morris International Inc.	383,804	35,532,574
Procter & Gamble Co.(The)	544,526	79,424,562
Sysco Corp.	125,357	8,279,830
Target Corp.	114,415	12,650,866
Tyson Foods Inc., Class A	70,532	3,561,161
Walgreens Boots Alliance Inc.	177,074	3,938,126
Walmart Inc.	258,174	41,289,768

		525,214,153

Total Common Stocks — 99.9% (Cost: $1,013,335,970)		900,935,438

Preferred Stocks

Germany — 0.3%
Henkel AG & Co. KGaA, Preference Shares, NVS	40,151	2,859,131

Total Preferred Stocks — 0.3% (Cost: $3,794,879)		2,859,131

Total Long-Term Investments — 100.2% (Cost: $1,017,130,849)		903,794,569

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(b)(c)	2,650,000	$2,650,000

Total Short-Term Securities — 0.3% (Cost: $2,650,000)		2,650,000

Total Investments — 100.5% (Cost: $1,019,780,849)		906,444,569

Liabilities in Excess of Other Assets — (0.5)%		(4,171,810)

Net Assets — 100.0%		$902,272,759

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(791	)(b)	$791	$—	$—	—	$1,058	(c)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	2,050,000	600,000	(b)	—		—	—	2,650,000	2,650,000	55,522		—

						$791	$—	$2,650,000		$56,580		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Consumer Staples ETF

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(206,519)	$—	$—	$—	$(206,519)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(334,362)	$—	$—	$—	$(334,362)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,982,007

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$559,236,218	$341,699,220	$—	$900,935,438
Preferred Stocks	—	2,859,131	—	2,859,131
Short-Term Securities
Money Market Funds	2,650,000	—	—	2,650,000

	$561,886,218	$344,558,351	$—	$906,444,569

See notes to financial statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.4%
Ampol Ltd.	169,366	$3,656,633
Santos Ltd.	2,303,557	11,612,292
Woodside Energy Group Ltd.	1,342,279	31,209,434

		46,478,359

Austria — 0.3%
OMV AG	99,759	4,764,944

Brazil — 1.0%
Petroleo Brasileiro SA, ADR	1,314,538	19,704,925

Canada — 11.2%
Cameco Corp.	305,343	12,114,805
Canadian Natural Resources Ltd.	773,525	50,024,985
Cenovus Energy Inc.	954,358	19,870,602
Enbridge Inc.	1,495,404	49,599,080
Imperial Oil Ltd.	124,296	7,655,883
Pembina Pipeline Corp.	389,529	11,712,398
Suncor Energy Inc.	928,107	31,917,451
TC Energy Corp.	727,765	25,027,722
Tourmaline Oil Corp.	226,290	11,387,389

		219,310,315

Chile — 0.1%
Empresas COPEC SA	250,440	1,775,471

Colombia — 0.1%
Ecopetrol SA, ADR	173,474	2,008,829

Finland — 0.5%
Neste OYJ	305,523	10,347,643

France — 5.5%
TotalEnergies SE	1,627,450	107,003,728

Italy — 1.7%
Eni SpA	1,699,286	27,297,004
Tenaris SA	326,554	5,158,231

		32,455,235

Japan — 1.0%
ENEOS Holdings Inc.	2,151,120	8,467,105
Inpex Corp.	725,400	10,879,784

		19,346,889

Norway — 1.5%
Aker BP ASA	219,758	6,067,970
Equinor ASA	700,534	22,957,921

		29,025,891

Portugal — 0.2%
Galp Energia SGPS SA	316,794	4,692,389

Spain — 0.8%
Repsol SA	901,403	14,827,182

United Kingdom — 11.6%
BP PLC	12,238,897	78,891,126
Shell PLC	4,691,374	148,689,422

		227,580,548

Security	Shares	Value

United States — 60.5%
APA Corp.	217,933	$8,957,046
Baker Hughes Co., Class A	713,752	25,209,721
Chevron Corp.	1,242,807	209,562,116
ConocoPhillips	748,804	89,706,719
Coterra Energy Inc.	537,220	14,531,801
Devon Energy Corp.	454,411	21,675,405
Diamondback Energy Inc.	126,352	19,569,398
EOG Resources Inc.	412,236	52,255,035
EQT Corp.	256,512	10,409,257
Exxon Mobil Corp.	2,804,095	329,705,490
Halliburton Co.	635,207	25,725,884
Hess Corp.	195,870	29,968,110
Kinder Morgan Inc.	1,372,491	22,755,901
Marathon Oil Corp.	427,168	11,426,744
Marathon Petroleum Corp.	283,167	42,854,494
Occidental Petroleum Corp.	469,055	30,432,288
ONEOK Inc.	411,766	26,118,317
Phillips 66	315,434	37,899,395
Pioneer Natural Resources Co.	165,160	37,912,478
Schlumberger NV	1,005,978	58,648,518
Targa Resources Corp.	158,658	13,600,164
Valero Energy Corp.	249,640	35,376,484
Williams Companies Inc. (The)	859,922	28,970,772

		1,183,271,537

Total Common Stocks — 98.4% (Cost: $1,672,574,119)		1,922,593,885

Preferred Stocks

Brazil — 1.1%
Petroleo Brasileiro SA, Preference Shares, ADR	1,623,439	22,257,349

Total Preferred Stocks — 1.1% (Cost: $25,889,436)		22,257,349

Total Long-Term Investments — 99.5% (Cost: $1,698,463,555)		1,944,851,234

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(a)(b)	2,750,000	2,750,000

Total Short-Term Securities — 0.1% (Cost: $2,750,000)		2,750,000

Total Investments — 99.6% (Cost: $1,701,213,555)		1,947,601,234

Other Assets Less Liabilities — 0.4%		7,023,001

Net Assets — 100.0%		$1,954,624,235

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Energy ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(650	)(b)	$650	$—	$—	—	$1,363	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,710,000	—	(960,000	)(b)	—	—	2,750,000	2,750,000	76,478		—

					$650	$—	$2,750,000		$77,841		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 100 Index	14	12/15/23	$1,305	$9,020
S&P Energies Select Sector E-Mini Index	83	12/15/23	7,931	(130,237)

				$(121,217)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$9,020	$—	$—	$—	$9,020

Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$—	$—	$130,237	$—	$—	$—	$130,237

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$969,909	$—	$—	$—	$969,909

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(294,302)	$—	$—	$—	$(294,302)

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Energy ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,493,528

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,426,071,077	$496,522,808	$—	$1,922,593,885
Preferred Stocks	22,257,349	—	—	22,257,349
Short-Term Securities
Money Market Funds	2,750,000	—	—	2,750,000

	$1,451,078,426	$496,522,808	$—	$1,947,601,234

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$9,020	$—	$9,020
Liabilities
Equity Contracts	(130,237)	—	—	(130,237)

	$(130,237)	$9,020	$—	(121,217)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) September 30, 2023	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.2%
ASX Ltd.	9,349	$341,968
Australia & New Zealand Banking Group Ltd.	144,928	2,377,061
Commonwealth Bank of Australia	80,978	5,172,554
Insurance Australia Group Ltd.	118,102	428,421
Macquarie Group Ltd.	17,365	1,859,584
Medibank Pvt Ltd.	132,746	292,988
National Australia Bank Ltd.	151,468	2,811,903
QBE Insurance Group Ltd.	72,697	728,223
Suncorp Group Ltd.	60,938	542,935
Westpac Banking Corp.	170,465	2,304,269

		16,859,906

Austria — 0.2%
Erste Group Bank AG	17,214	594,518

Belgium — 0.4%
Ageas SA/NV	8,218	338,470
Groupe Bruxelles Lambert NV	4,678	348,091
KBC Group NV	16,306	1,015,156

		1,701,717

Brazil — 0.5%
B3 SA - Brasil, Bolsa, Balcao	280,481	685,781
Banco do Brasil SA	69,074	648,339
Itausa SA	3,518	6,334
NU Holdings Ltd.(a)	114,879	832,873

		2,173,327

Canada — 6.8%
Bank of Montreal	34,375	2,899,825
Bank of Nova Scotia(The)	57,759	2,588,896
Brookfield Asset Management Ltd.	16,745	557,982
Brookfield Corp., Class A	70,307	2,198,372
Canadian Imperial Bank of Commerce	44,365	1,712,540
Intact Financial Corp.	8,505	1,239,948
Manulife Financial Corp.	89,034	1,626,964
National Bank of Canada	16,380	1,088,141
Power Corp. of Canada	27,151	691,244
Royal Bank of Canada	67,378	5,888,289
Sun Life Financial Inc.	28,405	1,385,900
Toronto-Dominion Bank(The)	88,766	5,347,853

		27,225,954

Chile — 0.1%
Banco de Chile	2,093,588	213,004
Banco Santander Chile, ADR	7,936	145,546

		358,550

China — 2.0%
Bank of China Ltd., Class H	4,041,000	1,407,795
China Construction Bank Corp., Class H	4,786,720	2,690,863
China Merchants Bank Co. Ltd., Class H	160,000	664,256
Industrial & Commercial Bank of China Ltd., Class H	3,441,000	1,650,444
Ping An Insurance Group Co. of China Ltd., Class H	299,500	1,698,658

		8,112,016

Colombia — 0.0%
Bancolombia SA, ADR	5,459	145,646

Denmark — 0.3%
Danske Bank A/S	32,832	761,899
Tryg A/S	17,361	317,695

		1,079,594

Security	Shares	Value

Finland — 0.3%
Sampo OYJ, Class A	22,538	$974,351

France — 2.2%
AXA SA	83,875	2,488,476
BNP Paribas SA	52,476	3,336,754
Credit Agricole SA	54,089	665,014
Edenred	12,045	753,487
Euronext NV(b)	4,804	334,162
Societe Generale SA	34,100	825,138
Worldline SA/France(a)(b)	12,002	336,911

		8,739,942

Germany — 2.8%
Allianz SE, Registered	19,511	4,643,152
Commerzbank AG	50,725	575,695
Deutsche Bank AG, Registered	98,567	1,083,278
Deutsche Boerse AG	9,196	1,588,120
Hannover Rueck SE	2,927	642,238
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	6,585	2,564,545

		11,097,028

Hong Kong — 1.7%
AIA Group Ltd.	557,000	4,504,538
Hong Kong Exchanges & Clearing Ltd.	58,600	2,174,808

		6,679,346

Ireland — 0.1%
Bank of Ireland Group PLC	48,503	474,146

Italy — 1.6%
Assicurazioni Generali SpA	53,485	1,091,757
Banco BPM SpA	73,200	348,615
FinecoBank Banca Fineco SpA	29,419	355,242
Intesa Sanpaolo SpA	777,266	1,990,747
Mediobanca Banca di Credito Finanziario SpA	30,706	404,831
Nexi SpA(a)(b)	41,105	250,456
UniCredit SpA	87,199	2,077,636

		6,519,284

Japan — 5.0%
Dai-ichi Life Holdings Inc.	47,800	986,798
Daiwa Securities Group Inc.	69,800	402,506
Japan Exchange Group Inc.	25,200	466,862
Japan Post Holdings Co. Ltd.	97,100	776,814
Mitsubishi UFJ Financial Group Inc.	613,100	5,195,505
Mizuho Financial Group Inc.	123,210	2,091,852
MS&AD Insurance Group Holdings Inc.	21,700	794,096
Nomura Holdings Inc.	142,200	569,430
ORIX Corp.	57,000	1,064,326
Resona Holdings Inc.	114,700	634,197
Sompo Holdings Inc.	16,900	724,279
Sumitomo Mitsui Financial Group Inc.	64,800	3,183,367
Sumitomo Mitsui Trust Holdings Inc.	17,927	674,898
T&D Holdings Inc.	26,500	435,793
Tokio Marine Holdings Inc.	96,800	2,241,277

		20,242,000

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	120,791	1,012,697

Netherlands — 1.2%
ABN AMRO Bank NV, CVA(b)	19,951	281,959
Adyen NV(a)(b)	1,505	1,115,858
Aegon NV	64,851	312,563

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
EXOR NV, NVS	5,008	$442,951
ING Groep NV	175,674	2,315,395
NN Group NV	14,239	456,476

		4,925,202

Norway — 0.2%
DNB Bank ASA	43,088	865,714

Peru — 0.1%
Credicorp Ltd.	3,293	421,405

Singapore — 1.4%
DBS Group Holdings Ltd.	88,100	2,163,704
Oversea-Chinese Banking Corp. Ltd.	187,700	1,755,380
United Overseas Bank Ltd.	74,100	1,543,362

		5,462,446

South Korea — 0.3%
KB Financial Group Inc.	18,129	739,425
Shinhan Financial Group Co. Ltd.	23,775	625,715

		1,365,140

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	288,197	2,332,357
Banco Santander SA	781,870	2,977,415
CaixaBank SA	194,105	773,313

		6,083,085

Sweden — 1.7%
EQT AB	16,001	315,267
Industrivarden AB, Class A	7,535	198,692
Industrivarden AB, Class C	7,228	190,466
Investor AB, Class B	88,089	1,686,421
Kinnevik AB, Class B(a)	11,714	116,331
Nordea Bank Abp	172,924	1,895,891
Skandinaviska Enskilda Banken AB, Class A	80,626	961,211
Svenska Handelsbanken AB, Class A	74,065	659,022
Swedbank AB, Class A	44,860	824,590

		6,847,891

Switzerland — 2.8%
Baloise Holding AG, Registered	2,218	321,114
Julius Baer Group Ltd.	9,953	637,070
Partners Group Holding AG	1,058	1,187,705
Swiss Life Holding AG, Registered	1,427	887,848
Swiss Re AG	14,011	1,438,935
UBS Group AG, Registered	147,186	3,625,513
Zurich Insurance Group AG	7,071	3,235,374

		11,333,559

Taiwan — 0.5%
Cathay Financial Holding Co. Ltd.	460,521	635,882
CTBC Financial Holding Co. Ltd.	952,000	723,305
Fubon Financial Holding Co. Ltd.	401,400	755,727

		2,114,914

United Kingdom — 5.1%
3i Group PLC	47,292	1,190,370
abrdn PLC	98,189	185,517
Admiral Group PLC	12,600	364,135
Aviva PLC	134,571	636,946
Barclays PLC	712,035	1,372,397
Direct Line Insurance Group PLC(a)	63,185	132,185
Hargreaves Lansdown PLC	16,929	159,217
HSBC Holdings PLC	967,252	7,569,117
Intermediate Capital Group PLC	14,185	238,101

Security	Shares	Value

United Kingdom (continued)
Legal & General Group PLC	285,985	$771,683
Lloyds Banking Group PLC	3,251,075	1,747,109
London Stock Exchange Group PLC	19,961	2,000,608
M&G PLC	114,459	274,234
NatWest Group PLC, NVS	269,603	771,214
Phoenix Group Holdings PLC	45,953	269,311
Prudential PLC	132,867	1,428,231
Schroders PLC	44,302	218,908
St. James’s Place PLC	26,234	264,674
Standard Chartered PLC	111,534	1,025,837

		20,619,794

United States — 55.3%
Aflac Inc.	26,117	2,004,480
Allstate Corp.(The)	12,604	1,404,212
American Express Co.	28,108	4,193,432
American International Group Inc.	34,394	2,084,276
Ameriprise Financial Inc.	4,959	1,634,883
Aon PLC, Class A	9,803	3,178,329
Arch Capital Group Ltd.(a)	17,953	1,431,034
Arthur J Gallagher & Co.	10,400	2,370,472
Assurant Inc.	2,642	379,338
Bank of America Corp.	333,990	9,144,646
Bank of New York Mellon Corp.(The)	37,624	1,604,664
Berkshire Hathaway Inc., Class B(a)	88,105	30,863,181
BlackRock Inc.(c)	6,782	4,384,495
Blackstone Inc., NVS(d)	34,290	3,673,831
Brown & Brown Inc.	11,280	787,795
Capital One Financial Corp.	18,412	1,786,885
Cboe Global Markets Inc.	5,134	801,982
Charles Schwab Corp.(The)	71,921	3,948,463
Chubb Ltd.	19,843	4,130,916
Cincinnati Financial Corp.	7,589	776,279
Citigroup Inc.	93,032	3,826,406
Citizens Financial Group Inc.	22,817	611,496
CME Group Inc.	17,349	3,473,617
Comerica Inc.	6,323	262,721
Discover Financial Services	12,058	1,044,584
Everest Re Group Ltd.	2,082	773,817
FactSet Research Systems Inc.	1,849	808,494
Fidelity National Information Services Inc.	28,432	1,571,437
Fifth Third Bancorp.	32,744	829,405
Fiserv Inc.(a)	29,452	3,326,898
FleetCor Technologies Inc.(a)	3,560	909,010
Franklin Resources Inc.	13,763	338,294
Global Payments Inc.	12,561	1,449,414
Globe Life Inc.	4,203	456,992
Goldman Sachs Group Inc. (The)	15,928	5,153,823
Hartford Financial Services Group Inc. (The)	14,775	1,047,695
Huntington Bancshares Inc./OH	70,517	733,377
Intercontinental Exchange Inc.	27,686	3,046,014
Invesco Ltd.	21,928	318,394
Jack Henry & Associates Inc.	3,533	533,978
JPMorgan Chase & Co.	140,396	20,360,228
KeyCorp.	45,001	484,211
Loews Corp.	8,934	565,611
M&T Bank Corp.	7,985	1,009,703
MarketAxess Holdings Inc.	1,795	383,484
Marsh & McLennan Companies Inc.	23,853	4,539,226
Mastercard Inc., Class A	40,196	15,913,998
MetLife Inc.	30,519	1,919,950

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Moody’s Corp.	7,610	$2,406,054
Morgan Stanley	61,639	5,034,057
MSCI Inc., Class A	3,822	1,960,992
Nasdaq Inc.	16,244	789,296
Northern Trust Corp.	9,979	693,341
PayPal Holdings Inc.(a)	53,048	3,101,186
PNC Financial Services Group Inc. (The)	19,214	2,358,903
Principal Financial Group Inc.	10,744	774,320
Progressive Corp.(The)	28,351	3,949,294
Prudential Financial Inc.	17,539	1,664,276
Raymond James Financial Inc.	9,082	912,105
Regions Financial Corp.	45,664	785,421
S&P Global Inc.	15,722	5,744,976
State Street Corp.	15,394	1,030,782
Synchrony Financial	20,203	617,606
T Rowe Price Group Inc.	10,894	1,142,454
Travelers Companies Inc. (The)	11,060	1,806,209
Truist Financial Corp.	64,718	1,851,582
U.S. Bancorp	75,220	2,486,773
Visa Inc., Class A	77,627	17,854,986
W R Berkley Corp.	9,821	623,535
Wells Fargo & Co.	176,760	7,222,414
Willis Towers Watson PLC	5,081	1,061,726
Zions Bancorp. NA	7,219	251,871

		222,400,029

Total Common Stocks — 98.6% (Cost: $445,869,875)		396,429,201

Preferred Stocks

Brazil — 0.6%
Banco Bradesco SA, Preference Shares, ADR(d)	256,422	730,802

Security	Shares	Value

Brazil (continued)
Itau Unibanco Holding SA, Preference Shares, ADR	234,935	$1,261,601
Itausa SA, Preference Shares, NVS	248,603	447,595

		2,439,998

Total Preferred Stocks — 0.6% (Cost: $3,358,184)		2,439,998

Total Long-Term Investments — 99.2% (Cost: $449,228,059)		398,869,199

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(e)(f)	2,295,814	2,296,503
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(e)	1,090,000	1,090,000

Total Short-Term Securities — 0.9% (Cost: $3,386,714)		3,386,503

Total Investments — 100.1% (Cost: $452,614,773)		402,255,702

Liabilities in Excess of Other Assets — (0.1)%		(241,747)

Net Assets — 100.0%		$402,013,955

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	All or a portion of this security is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$778,304	$1,518,106	(a)	$—	$231	$(138)	$2,296,503	2,295,814	$3,286	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	500,000	(a)	—	—	—	1,090,000	1,090,000	22,107		—
BlackRock Inc.	5,195,048	183,684		(870,022)	(181,822)	57,607	4,384,495	6,782	74,810		—

					$(181,591)	$57,469	$7,770,998		$100,203		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Financials ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro Stoxx 50 Index	7	12/15/23	$310	$(4,138)
FTSE 100 Index	6	12/15/23	559	4,954
S&P Financial Select Sector E-Mini Index	21	12/15/23	2,166	(62,065)

				$(61,249)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,954	$—	$—	$—	$4,954

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$66,203	$—	$—	$—	$66,203

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$123,428	$—	$—	$—	$123,428

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(86,995)	$—	$—	$—	$(86,995)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,031,669

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$253,518,270	$142,910,931	$—	$396,429,201
Preferred Stocks	2,439,998	—	—	2,439,998

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Financials ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$3,386,503	$—	$—	$3,386,503

	$259,344,771	$142,910,931	$—	$402,255,702

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$4,954	$—	$4,954
Liabilities
Equity Contracts	(62,065)	(4,138)	—	(66,203)

	$(62,065)	$816	$—	(61,249)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Cochlear Ltd.	38,100	$6,240,140
CSL Ltd.	281,065	45,280,419
Ramsay Health Care Ltd.	107,525	3,568,798
Sonic Healthcare Ltd.	275,560	5,261,801

		60,351,158

Belgium — 0.6%
Argenx SE(a)	34,101	16,669,496
UCB SA	72,894	5,970,692

		22,640,188

Brazil — 0.1%
Rede D’Or Sao Luiz SA(b)	599,024	3,028,160

China — 0.3%
Wuxi Biologics Cayman Inc.(a)(b)	2,078,000	12,077,040

Denmark — 4.9%
Coloplast A/S, Class B	68,336	7,231,112
Genmab A/S(a)	38,347	13,576,777
Novo Nordisk A/S	1,881,533	171,315,802

		192,123,691

France — 2.7%
EssilorLuxottica SA	166,501	28,962,116
Eurofins Scientific SE	74,351	4,190,211
Sanofi	648,402	69,622,326
Sartorius Stedim Biotech	13,830	3,290,205

		106,064,858

Germany — 1.5%
Bayer AG, Registered	572,451	27,491,608
Fresenius Medical Care AG & Co. KGaA	115,908	4,983,111
Fresenius SE & Co. KGaA	236,043	7,331,547
Merck KGaA	75,356	12,562,398
Siemens Healthineers AG(b)(c)	164,463	8,318,844

		60,687,508

Japan — 4.3%
Astellas Pharma Inc.	1,053,075	14,576,262
Chugai Pharmaceutical Co. Ltd.	368,400	11,359,261
Daiichi Sankyo Co. Ltd.	1,133,400	31,029,431
Eisai Co. Ltd.	170,800	9,466,377
Hoya Corp.	206,300	21,128,717
M3 Inc.	246,200	4,465,756
Olympus Corp.	735,700	9,551,948
Ono Pharmaceutical Co. Ltd.	282,200	5,412,135
Otsuka Holdings Co. Ltd.	324,900	11,535,604
Shionogi & Co. Ltd.	162,100	7,230,380
Sysmex Corp.	97,200	4,618,669
Takeda Pharmaceutical Co. Ltd.	921,192	28,553,729
Terumo Corp.	431,700	11,427,464

		170,355,733

Netherlands — 0.4%
Koninklijke Philips NV(a)(c)	541,114	10,796,440
QIAGEN NV(a)	133,607	5,390,985

		16,187,425

South Korea — 0.2%
Celltrion Inc.	67,248	6,939,118

Spain — 0.1%
Grifols SA(a)	167,601	2,170,751

Security	Shares	Value

Sweden — 0.1%
Getinge AB, Class B	129,240	$2,271,053

Switzerland — 7.5%
Alcon Inc.	289,110	22,309,864
Lonza Group AG, Registered	43,388	20,068,990
Novartis AG, Registered	1,207,626	123,333,191
Roche Holding AG, Bearer	15,676	4,605,402
Roche Holding AG, NVS	409,370	111,758,433
Sonova Holding AG, Registered	29,602	7,006,102
Straumann Holding AG	67,668	8,612,711

		297,694,693

United Kingdom — 4.3%
AstraZeneca PLC	903,085	121,812,090
GSK PLC	2,386,992	43,189,738
Smith & Nephew PLC	515,169	6,393,538

		171,395,366

United States — 71.0%
Abbott Laboratories	1,011,176	97,932,396
AbbVie Inc.	1,028,475	153,304,483
Agilent Technologies Inc.	172,103	19,244,557
Align Technology Inc.(a)	41,633	12,711,388
AmerisourceBergen Corp.	97,134	17,481,206
Amgen Inc.	311,675	83,765,773
Baxter International Inc.	293,839	11,089,484
Becton Dickinson and Co.	169,037	43,701,136
Biogen Inc.(a)	84,385	21,687,789
Bio-Rad Laboratories Inc., Class A(a)	12,443	4,460,193
Bio-Techne Corp.	91,100	6,201,177
Boston Scientific Corp.(a)	853,188	45,048,326
Bristol-Myers Squibb Co.	1,217,139	70,642,748
Cardinal Health Inc.	147,669	12,820,623
Catalent Inc.(a)	103,362	4,706,072
Centene Corp.(a)(c)	317,486	21,868,436
Charles River Laboratories International Inc.(a)(c)	29,873	5,854,511
Cigna Group(The)	172,463	49,336,490
Cooper Companies Inc. (The)(c)	28,751	9,143,106
CVS Health Corp.	748,412	52,254,126
Danaher Corp.	382,907	94,999,227
DaVita Inc.(a)	31,808	3,006,810
DENTSPLY SIRONA Inc.	124,286	4,245,610
Dexcom Inc.(a)	226,009	21,086,640
Edwards Lifesciences Corp.(a)(c)	354,228	24,540,916
Elevance Health Inc.	137,286	59,777,070
Eli Lilly & Co.	464,639	249,571,546
GE Healthcare Inc., NVS(a)	226,454	15,407,930
Gilead Sciences Inc.	726,037	54,409,213
HCA Healthcare Inc.	117,273	28,846,813
Henry Schein Inc.(a)	77,762	5,773,828
Hologic Inc.(a)	142,654	9,900,188
Humana Inc.	72,352	35,200,695
IDEXX Laboratories Inc.(a)	48,364	21,148,126
Illumina Inc.(a)	91,573	12,571,141
Incyte Corp.(a)	106,925	6,177,057
Insulet Corp.(a)	40,385	6,441,004
Intuitive Surgical Inc.(a)	204,721	59,837,901
IQVIA Holdings Inc.(a)(c)	107,349	21,120,916
Johnson & Johnson	1,403,135	218,538,276
Laboratory Corp. of America Holdings	51,298	10,313,463
McKesson Corp.	78,490	34,131,376
Medtronic PLC	775,651	60,780,012

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Merck & Co. Inc.	1,478,600	$152,221,870
Mettler-Toledo International Inc.(a)	12,755	14,133,433
Moderna Inc.(a)	192,932	19,927,946
Molina Healthcare Inc.(a)	33,810	11,085,961
Organon & Co.	146,670	2,546,191
Pfizer Inc.	3,289,863	109,124,756
Quest Diagnostics Inc.	64,790	7,895,309
Regeneron Pharmaceuticals Inc.(a)	62,539	51,467,095
ResMed Inc.	85,678	12,669,206
Revvity Inc.	72,737	8,051,986
STERIS PLC	57,492	12,614,895
Stryker Corp.	196,942	53,818,340
Teleflex Inc.	27,078	5,318,390
Thermo Fisher Scientific Inc.(c)	224,878	113,826,497
UnitedHealth Group Inc.	539,753	272,138,065
Universal Health Services Inc., Class B	36,819	4,629,253
Vertex Pharmaceuticals Inc.(a)	150,389	52,296,271
Viatris Inc.	697,938	6,881,669
Waters Corp.(a)	34,185	9,373,869
West Pharmaceutical Services Inc.	42,997	16,132,904
Zimmer Biomet Holdings Inc.	121,170	13,597,697
Zoetis Inc.	267,690	46,572,706

		2,797,404,087

Total Common Stocks — 99.5% (Cost: $3,627,787,006)		3,921,390,829

Preferred Stocks

Germany — 0.1%
Sartorius AG, Preference Shares, NVS	15,635	5,295,477

Total Preferred Stocks — 0.1% (Cost: $5,591,434)		5,295,477

Total Long-Term Investments — 99.6% (Cost: $3,633,378,440)		3,926,686,306

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	51,823,232	$51,838,779
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	7,930,000	7,930,000

Total Short-Term Securities — 1.5% (Cost: $59,767,712)		59,768,779

Total Investments — 101.1% (Cost: $3,693,146,152)		3,986,455,085

Liabilities in Excess of Other Assets — (1.1)%		(44,799,892)

Net Assets — 100.0%		$3,941,655,193

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$28,986,449	$22,856,343	(a)	$—	$275	$(4,288)	$51,838,779	51,823,232	$69,381	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,900,000	2,030,000	(a)	—	—	—	7,930,000	7,930,000	149,668		—

					$275	$(4,288)	$59,768,779		$219,049		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Healthcare ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Health Care Select Sector E-Mini Index	107	12/15/23	$14,039	$(355,754)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$355,754	$—	$—	$—	$355,754

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$519,135	$—	$—	$—	$519,135

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(837,201)	$—	$—	$—	$(837,201)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,384,005

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,800,432,247	$1,120,958,582	$—	$3,921,390,829
Preferred Stocks	—	5,295,477	—	5,295,477
Short-Term Securities
Money Market Funds	59,768,779	—	—	59,768,779

	$2,860,201,026	$1,126,254,059	$—	$3,986,455,085

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Healthcare ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(355,754)	$—	$—	$(355,754)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
Brambles Ltd.	130,212	$1,196,196
Computershare Ltd.	53,758	895,852
Qantas Airways Ltd.(a)	170,698	565,093
Transurban Group	291,217	2,366,329

		5,023,470

Brazil — 0.4%
CCR SA	104,237	267,304
Localiza Rent a Car SA	78,144	910,388
WEG SA	137,748	993,946

		2,171,638

Canada — 3.8%
CAE Inc.(a)	29,820	696,184
Canadian National Railway Co.	55,517	6,012,145
Canadian Pacific Kansas City Ltd.	87,782	6,524,919
Thomson Reuters Corp.	14,318	1,751,576
Waste Connections Inc.	24,211	3,250,771
WSP Global Inc.	11,598	1,636,913

		19,872,508

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, ADR	13,252	790,747

Denmark — 1.2%
AP Moller - Maersk A/S, Class A	277	490,207
AP Moller - Maersk A/S, Class B, NVS	426	766,329
DSV A/S	16,870	3,143,568
Vestas Wind Systems A/S(a)	95,166	2,035,970

		6,436,074

Finland — 0.5%
Kone OYJ, Class B	37,910	1,597,529
Metso OYJ	65,596	687,896
Wartsila OYJ Abp	45,210	512,407

		2,797,832

France — 7.1%
Airbus SE	58,097	7,776,195
Alstom SA	26,185	622,344
Bouygues SA	19,332	675,936
Bureau Veritas SA	27,149	673,189
Cie. de Saint-Gobain	48,432	2,898,673
Eiffage SA	7,274	690,431
Getlink SE	30,490	486,069
Legrand SA	25,067	2,303,314
Safran SA	32,632	5,113,733
Schneider Electric SE	50,742	8,361,879
Teleperformance	5,529	694,201
Thales SA	8,878	1,247,742
Vinci SA	47,717	5,278,980

		36,822,686

Germany — 3.7%
Brenntag SE	14,458	1,118,712
Daimler Truck Holding AG	48,717	1,686,789
Deutsche Post AG, Registered	88,510	3,591,339
GEA Group AG	15,594	574,707
MTU Aero Engines AG	5,039	912,611
Rheinmetall AG	4,071	1,047,270
Siemens AG, Registered	70,866	10,127,363

		19,058,791

Security	Shares	Value

Hong Kong — 0.5%
CK Hutchison Holdings Ltd.	252,020	$1,337,996
Techtronic Industries Co. Ltd.	123,000	1,187,391

		2,525,387

Ireland — 0.4%
Kingspan Group PLC	14,468	1,080,517
Ryanair Holdings PLC, ADR(a)(b)	9,495	923,009

		2,003,526

Italy — 0.2%
Prysmian SpA	25,974	1,042,551

Japan — 14.2%
AGC Inc.	21,500	753,519
ANA Holdings Inc.(a)	45,400	950,587
Central Japan Railway Co.	96,900	2,356,413
Dai Nippon Printing Co. Ltd.	24,300	632,241
Daifuku Co. Ltd.	35,500	670,120
Daikin Industries Ltd.	27,800	4,358,252
East Japan Railway Co.	35,400	2,025,833
FANUC Corp.	88,700	2,306,858
Hankyu Hanshin Holdings Inc.	23,800	812,071
Hitachi Ltd.	88,200	5,466,418
ITOCHU Corp.	137,100	4,951,218
Japan Airlines Co. Ltd.	41,100	798,539
Kajima Corp.	44,100	717,860
Kintetsu Group Holdings Co. Ltd.	18,700	530,195
Komatsu Ltd.	91,400	2,465,160
Kubota Corp.	99,900	1,469,610
Makita Corp.	26,100	643,605
Marubeni Corp.	160,000	2,494,119
Mitsubishi Corp.	135,200	6,442,324
Mitsubishi Electric Corp.	202,900	2,506,720
Mitsubishi Heavy Industries Ltd.	31,700	1,768,128
Mitsui & Co. Ltd.	145,300	5,270,023
Nidec Corp.	49,500	2,285,585
Nippon Yusen KK	48,100	1,248,908
Obayashi Corp.	67,100	590,472
Odakyu Electric Railway Co. Ltd.	34,500	515,491
Recruit Holdings Co. Ltd.	159,400	4,876,845
Secom Co. Ltd.	19,900	1,350,031
SG Holdings Co. Ltd.	45,600	583,765
SMC Corp.	5,500	2,465,442
Sumitomo Corp.	115,200	2,299,152
Taisei Corp.	17,500	615,929
Tokyu Corp.	57,500	662,949
Toppan Inc.	31,200	746,346
Toshiba Corp.(a)	8,306	255,757
Toyota Industries Corp.	17,500	1,377,520
Toyota Tsusho Corp.	22,200	1,305,716
West Japan Railway Co.	22,800	943,483
Yamato Holdings Co. Ltd.	30,200	491,542
Yaskawa Electric Corp.	24,900	896,675

		73,901,421

Netherlands — 1.1%
Ferrovial SE	46,800	1,430,067
IMCD NV	5,385	680,851
Randstad NV	11,702	646,490
Wolters Kluwer NV	24,203	2,930,388

		5,687,796

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.2%
LG Energy Solution(a)	3,063	$1,080,193

Spain — 0.3%
ACS Actividades de Construccion y Servicios SA	18,812	676,286
Aena SME SA(c)	6,860	1,032,276

		1,708,562

Sweden — 3.2%
Alfa Laval AB	27,243	933,288
Assa Abloy AB, Class B	93,212	2,025,363
Atlas Copco AB, Class A	242,995	3,263,585
Atlas Copco AB, Class B	146,697	1,715,627
Epiroc AB, Class A	58,656	1,113,716
Epiroc AB, Class B	37,209	595,243
Nibe Industrier AB, Class B	141,865	927,477
Sandvik AB	102,404	1,884,269
Skanska AB, Class B	33,465	549,513
SKF AB, Class B	35,058	582,017
Volvo AB, Class B	150,297	3,095,763

		16,685,861

Switzerland — 2.5%
ABB Ltd., Registered	152,701	5,450,384
Adecco Group AG, Registered	15,770	647,723
Geberit AG, Registered	3,240	1,615,715
Kuehne + Nagel International AG, Registered	5,189	1,474,353
Schindler Holding AG, Participation Certificates, NVS	3,802	757,358
Schindler Holding AG, Registered	1,845	354,994
SGS SA	14,196	1,191,408
Siemens Energy AG(a)	48,070	626,482
VAT Group AG(c)	2,504	893,535

		13,011,952

United Kingdom — 4.8%
Ashtead Group PLC	42,421	2,572,519
BAE Systems PLC	287,316	3,491,418
Bunzl PLC	31,847	1,134,192
DCC PLC	9,714	543,883
Experian PLC	86,721	2,836,433
IMI PLC	26,414	502,643
Intertek Group PLC	15,024	751,335
Melrose Industries PLC	127,543	727,046
RELX PLC	182,697	6,164,181
Rentokil Initial PLC	237,482	1,763,212
Rolls-Royce Holdings PLC(a)	791,085	2,119,619
Smiths Group PLC	33,068	651,042
Spirax-Sarco Engineering PLC	6,825	790,016
Weir Group PLC(The)	24,978	577,116

		24,624,655

United States — 54.2%
3M Co.	52,088	4,876,479
A O Smith Corp.	11,547	763,603
Alaska Air Group Inc.(a)	11,986	444,441
Allegion PLC	8,212	855,690
American Airlines Group Inc.(a)(b)	61,579	788,827
AMETEK Inc.	21,812	3,222,941
Automatic Data Processing Inc.	38,825	9,340,519
Axon Enterprise Inc.(a)	6,589	1,311,145
Boeing Co.(The)(a)	53,393	10,234,370
Broadridge Financial Solutions Inc.	11,089	1,985,485
Carrier Global Corp.	78,715	4,345,068
Caterpillar Inc.	48,099	13,131,027

Security	Shares	Value

United States (continued)
Ceridian HCM Holding Inc.(a)(b)	14,660	$994,681
CH Robinson Worldwide Inc.	11,034	950,358
Cintas Corp.	8,157	3,923,599
Copart Inc.(a)	81,659	3,518,686
CSX Corp.	189,339	5,822,174
Cummins Inc.	13,389	3,058,851
Deere & Co.	25,695	9,696,779
Delta Air Lines Inc.	60,469	2,237,353
Dover Corp.	13,230	1,845,717
Eaton Corp. PLC	37,599	8,019,115
Emerson Electric Co.	53,915	5,206,572
Equifax Inc.	11,527	2,111,516
Expeditors International of Washington Inc.	14,176	1,624,995
Fastenal Co.	53,687	2,933,458
FedEx Corp.	21,821	5,780,819
Fortive Corp.	33,075	2,452,842
Generac Holdings Inc.(a)(b)	5,802	632,186
General Dynamics Corp.	21,384	4,725,222
General Electric Co.	102,564	11,338,450
Honeywell International Inc.	62,570	11,559,182
Howmet Aerospace Inc.	36,806	1,702,278
Huntington Ingalls Industries Inc.	3,777	772,699
IDEX Corp.	7,101	1,477,150
Illinois Tool Works Inc.	25,953	5,977,235
Ingersoll Rand Inc.(b)	38,007	2,421,806
Jacobs Solutions Inc., NVS	11,863	1,619,300
JB Hunt Transport Services Inc.	7,742	1,459,522
Johnson Controls International PLC	63,944	3,402,460
L3Harris Technologies Inc.	17,890	3,115,007
Leidos Holdings Inc.	13,028	1,200,660
Lockheed Martin Corp.	21,105	8,631,101
Masco Corp.	21,075	1,126,459
Nordson Corp.	5,108	1,139,952
Norfolk Southern Corp.	21,424	4,219,028
Northrop Grumman Corp.	13,408	5,902,068
Old Dominion Freight Line Inc.	8,465	3,463,370
Otis Worldwide Corp.	38,688	3,107,033
PACCAR Inc.	49,379	4,198,203
Parker-Hannifin Corp.	12,109	4,716,698
Paychex Inc.	30,322	3,497,036
Paycom Software Inc.	4,623	1,198,605
Pentair PLC	15,398	997,021
Quanta Services Inc.	13,641	2,551,822
Raytheon Technologies Corp.	137,162	9,871,549
Republic Services Inc., Class A	19,325	2,754,006
Robert Half International Inc.	10,051	736,537
Rockwell Automation Inc.	10,789	3,084,251
Rollins Inc.	26,369	984,355
Snap-on Inc.	4,973	1,268,413
Southwest Airlines Co.	55,674	1,507,095
Stanley Black & Decker Inc.	14,444	1,207,230
Textron Inc.	18,702	1,461,374
Trane Technologies PLC	21,564	4,375,551
TransDigm Group Inc.(a)	5,200	4,384,276
Union Pacific Corp.	57,371	11,682,457
United Airlines Holdings Inc.(a)	30,867	1,305,674
United Parcel Service Inc., Class B	68,157	10,623,632
United Rentals Inc.	6,444	2,864,809
Verisk Analytics Inc., Class A	13,715	3,240,032
Waste Management Inc.	34,767	5,299,881

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Westinghouse Air Brake Technologies Corp.	16,837	$1,789,268
WW Grainger Inc.	4,202	2,907,112
Xylem Inc./NY	22,635	2,060,464

		281,036,629

Total Common Stocks — 99.5% (Cost: $552,746,933)		516,282,279

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 11/17/23, Strike Price BRL 47.13)	448	1,426

Total Rights — 0.0% (Cost: $—)		1,426

Total Long-Term Investments — 99.5% (Cost: $552,746,933)		516,283,705

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	2,694,834	2,695,643

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	1,940,000	$1,940,000

Total Short-Term Securities — 0.9% (Cost: $4,635,871)		4,635,643

Total Investments — 100.4% (Cost: $557,382,804)		520,919,348

Liabilities in Excess of Other Assets — (0.4)%		(1,969,826)

Net Assets — 100.0%		$518,949,522

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,819,037	$—		$(1,123,143	)(a)	$(675)	$424	$2,695,643	2,694,834	$3,819	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	1,630,000	(a)	—		—	—	1,940,000	1,940,000	21,309		—

						$(675)	$424	$4,635,643		$25,128		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	2	12/07/23	$311	$(4,876)
Euro Stoxx 50 Index	14	12/15/23	620	(1,058)
S&P Industrial Select Sector E-Mini Index	16	12/15/23	1,648	(11,359)

				$(17,293)

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Industrials ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$17,293	$—	$—	$—	$17,293

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$87,569	$—	$—	$—	$87,569

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(57,807)	$—	$—	$—	$(57,807)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,115,574

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$304,794,531	$211,487,748	$—	$516,282,279
Rights	1,426	—	—	1,426
Short-Term Securities
Money Market Funds	4,635,643	—	—	4,635,643

	$309,431,600	$211,487,748	$—	$520,919,348

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(11,359)	$(5,934)	$—	$(17,293)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.2%
BHP Group Ltd.	558,091	$15,677,227
BlueScope Steel Ltd.	50,664	627,397
Fortescue Metals Group Ltd.	186,222	2,475,458
James Hardie Industries PLC(a)	48,627	1,271,753
Mineral Resources Ltd.	19,005	816,108
Newcrest Mining Ltd.	98,298	1,548,835
Northern Star Resources Ltd.	127,315	845,403
Pilbara Minerals Ltd.	309,196	843,545
Rio Tinto Ltd.	40,944	2,953,201
South32 Ltd.	500,673	1,081,056

		28,139,983

Belgium — 0.6%
Solvay SA	8,090	894,020
Umicore SA	21,896	518,422

		1,412,442

Brazil — 2.1%
Vale SA, Class B, ADR	400,044	5,360,590

Canada — 7.4%
Agnico Eagle Mines Ltd.	54,519	2,477,388
Barrick Gold Corp.	192,957	2,802,902
CCL Industries Inc., Class B, NVS	15,981	670,773
First Quantum Minerals Ltd.	61,772	1,459,425
Franco-Nevada Corp.	21,170	2,826,251
Kinross Gold Corp.	134,499	612,957
Nutrien Ltd.	54,529	3,367,489
Teck Resources Ltd., Class B	50,835	2,187,973
Wheaton Precious Metals Corp.	49,956	2,027,296

		18,432,454

Chile — 0.1%
Empresas CMPC SA	121,015	222,802

Denmark — 0.6%
Chr Hansen Holding A/S	11,285	690,337
Novozymes A/S, Class B	23,108	929,747

		1,620,084

Finland — 1.1%
Stora Enso OYJ, Class R	67,766	849,336
UPM-Kymmene OYJ	58,672	2,008,980

		2,858,316

France — 4.7%
Air Liquide SA	57,702	9,718,834
ArcelorMittal SA	50,929	1,275,061
Arkema SA	6,916	680,816

		11,674,711

Germany — 3.3%
BASF SE	98,412	4,454,614
Covestro AG(a)(b)	21,352	1,148,202
HeidelbergCement AG	15,040	1,164,853
Symrise AG, Class A	14,596	1,389,522

		8,157,191

Ireland — 2.1%
CRH PLC	78,866	4,348,210
Smurfit Kappa Group PLC	28,695	953,241

		5,301,451

Japan — 6.4%
Asahi Kasei Corp.	153,400	965,571

Security	Shares	Value

Japan (continued)
JFE Holdings Inc.	64,700	$947,486
Mitsubishi Chemical Group Corp.	157,300	991,001
Nippon Paint Holdings Co. Ltd.	118,500	795,861
Nippon Steel Corp.	104,729	2,453,604
Nitto Denko Corp.	16,600	1,088,551
Shin-Etsu Chemical Co. Ltd.	223,000	6,477,178
Sumitomo Chemical Co. Ltd.	183,100	498,017
Sumitomo Metal Mining Co. Ltd.	30,200	886,857
Toray Industries Inc.	179,200	932,389

		16,036,515

Mexico — 1.1%
Cemex SAB de CV, NVS(a)	1,669,507	1,089,215
Grupo Mexico SAB de CV, Series B	342,738	1,622,290

		2,711,505

Netherlands — 0.5%
Akzo Nobel NV	18,855	1,359,416

Norway — 0.6%
Norsk Hydro ASA	149,449	935,228
Yara International ASA	17,929	676,992

		1,612,220

Peru — 0.3%
Southern Copper Corp.	9,336	702,907

South Korea — 2.1%
LG Chem Ltd.	5,200	1,903,908
POSCO Holdings Inc.	8,195	3,228,574

		5,132,482

Sweden — 0.7%
Boliden AB	29,952	859,526
Svenska Cellulosa AB SCA, Class B	65,762	900,421

		1,759,947

Switzerland — 5.5%
DSM-Firmenich AG	22,784	1,925,313
Givaudan SA, Registered	876	2,852,108
Holcim AG	58,774	3,762,060
SIG Group AG	38,240	942,057
Sika AG, Registered	16,976	4,301,052

		13,782,590

Taiwan — 1.0%
Formosa Plastics Corp.	524,720	1,297,145
Nan Ya Plastics Corp.	625,940	1,291,330

		2,588,475

United Kingdom — 8.9%
Anglo American PLC	147,393	4,047,352
Antofagasta PLC	37,888	657,726
Croda International PLC	15,770	941,967
DS Smith PLC	150,552	525,082
Glencore PLC	1,237,707	7,048,134
Johnson Matthey PLC	21,241	420,514
Mondi PLC	53,861	898,501
Rio Tinto PLC	123,138	7,732,136

		22,271,412

United States — 38.7%
Air Products and Chemicals Inc.	24,491	6,940,749
Albemarle Corp.	12,911	2,195,386
Amcor PLC	162,051	1,484,387
Avery Dennison Corp.	8,878	1,621,744
Ball Corp.	34,662	1,725,474

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Celanese Corp., Class A	11,024	$1,383,732
CF Industries Holdings Inc.	21,291	1,825,490
Corteva Inc.	78,280	4,004,805
Dow Inc.	77,350	3,988,166
DuPont de Nemours Inc.	50,504	3,767,093
Eastman Chemical Co.	13,005	997,744
Ecolab Inc.	27,968	4,737,779
FMC Corp.	13,792	923,650
Freeport-McMoRan Inc.	157,820	5,885,108
International Flavors & Fragrances Inc.	28,190	1,921,712
International Paper Co.	37,959	1,346,406
Linde PLC	53,758	20,016,791
LyondellBasell Industries NV, Class A	28,225	2,672,908
Martin Marietta Materials Inc.	6,810	2,795,369
Mosaic Co.(The)	36,503	1,299,507
Newmont Corp.	87,607	3,237,079
Nucor Corp.	27,430	4,288,681
Packaging Corp. of America	9,921	1,523,370
PPG Industries Inc.	25,957	3,369,219
Sealed Air Corp.	15,903	522,573
Sherwin-Williams Co.(The)	26,067	6,648,388
Steel Dynamics Inc.	17,186	1,842,683
Vulcan Materials Co.	14,628	2,955,149
Westrock Co.	28,318	1,013,784

		96,934,926

Total Common Stocks — 99.0% (Cost: $308,925,563)		248,072,419

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	126,976	605,675

Security	Shares	Value

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	862	$198,322

Total Preferred Stocks — 0.3% (Cost: $1,377,920)		803,997

Total Long-Term Investments — 99.3% (Cost: $310,303,483)		248,876,416

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	110,000	110,000

Total Short-Term Securities — 0.0% (Cost: $110,000)		110,000

Total Investments — 99.3% (Cost: $310,413,483)		248,986,416

Other Assets Less Liabilities — 0.7%		1,654,576

Net Assets — 100.0%		$250,640,992

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,651,059	$—	$(1,651,483	)(b)	$(36)	$460	$—	—	$1,098	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	530,000	—	(420,000	)(b)	—	—	110,000	110,000	8,016		—

					$(36)	$460	$110,000		$9,114		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Materials ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index	3	12/14/23	$520	$(15,378)
FTSE 100 Index	4	12/15/23	373	1,786
MSCI Emerging Markets Index	7	12/15/23	334	(6,041)
S&P 500 E-Mini Index	2	12/15/23	432	(18,004)

				$(37,637)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,786	$—	$—	$—	$1,786

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$39,423	$—	$—	$—	$39,423

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$58,146	$—	$—	$—	$58,146

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(115,374)	$—	$—	$—	$(115,374)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,419,562

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Materials ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$124,365,184	$123,707,235	$—	$248,072,419
Preferred Stocks	605,675	198,322	—	803,997
Short-Term Securities
Money Market Funds	110,000	—	—	110,000

	$125,080,859	$123,905,557	$—	$248,986,416

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,786	$—	$1,786
Liabilities
Equity Contracts	(39,423)	—	—	(39,423)

	$(39,423)	$1,786	$—	(37,637)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.2%
WiseTech Global Ltd.	54,236	$2,251,355
Xero Ltd.(a)	43,217	3,108,073

		5,359,428

Canada — 1.2%
CGI Inc.(a)	64,858	6,392,924
Constellation Software Inc./Canada	6,114	12,622,186
Open Text Corp.	83,243	2,921,549
Shopify Inc., Class A(a)	370,984	20,250,141

		42,186,800

China — 0.2%
Xiaomi Corp., Class B(a)(b)	4,761,000	7,458,615

Finland — 0.2%
Nokia OYJ	1,634,901	6,147,345

France — 0.5%
Capgemini SE	48,265	8,421,942
Dassault Systemes SE	212,157	7,880,025

		16,301,967

Germany — 1.6%
Infineon Technologies AG	405,182	13,419,927
SAP SE	316,363	40,950,670

		54,370,597

Japan — 3.7%
Advantest Corp.	237,200	6,616,342
Canon Inc.	314,300	7,571,057
Disco Corp.	27,500	5,080,793
FUJIFILM Holdings Corp.	128,600	7,439,581
Fujitsu Ltd.	53,800	6,327,476
Keyence Corp.	61,740	22,833,031
Kyocera Corp.	108,200	5,485,491
Lasertec Corp.	24,400	3,794,502
Murata Manufacturing Co. Ltd.	584,400	10,660,713
NEC Corp.	85,600	4,727,055
Nomura Research Institute Ltd.	143,700	3,735,009
NTT Data Corp.	182,600	2,443,435
Obic Co. Ltd.	20,900	3,166,777
Omron Corp.	64,800	2,883,692
Renesas Electronics Corp.(a)	443,300	6,771,386
Ricoh Co. Ltd.	187,300	1,616,016
Rohm Co. Ltd.	107,200	2,015,280
TDK Corp.	118,800	4,392,068
Tokyo Electron Ltd.	146,300	19,983,445

		127,543,149

Netherlands — 2.4%
ASM International NV	14,197	5,928,560
ASML Holding NV	125,079	73,640,262
BE Semiconductor Industries NV	25,176	2,462,374

		82,031,196

Singapore — 0.3%
STMicroelectronics NV , New	203,569	8,774,574

South Korea — 3.0%
Samsung Electronics Co. Ltd.	1,592,910	80,528,145
Samsung SDI Co. Ltd.	16,213	6,127,095
SK Hynix Inc.	167,147	14,151,442

		100,806,682

Security	Shares	Value

Sweden — 0.3%
Hexagon AB, Class B	650,238	$5,534,002
Telefonaktiebolaget LM Ericsson, Class B	958,424	4,669,211

		10,203,213

Switzerland — 0.1%
Logitech International SA, Registered	49,410	3,399,329
Temenos AG, Registered	20,684	1,446,644

		4,845,973

Taiwan — 4.6%
Delta Electronics Inc.	598,000	6,023,008
Hon Hai Precision Industry Co. Ltd.	3,741,378	12,059,340
MediaTek Inc.	495,000	11,317,115
Taiwan Semiconductor Manufacturing Co. Ltd.	7,561,600	123,301,211
United Microelectronics Corp.	3,619,000	5,081,678

		157,782,352

United Kingdom — 0.2%
Halma PLC	116,756	2,750,856
Sage Group PLC(The)	317,627	3,822,293

		6,573,149

United States — 80.8%
Accenture PLC, Class A	195,714	60,105,726
Adobe Inc.(a)	141,419	72,109,548
Advanced Micro Devices Inc.(a)	501,285	51,542,124
Akamai Technologies Inc.(a)	46,739	4,979,573
Amphenol Corp., Class A	185,059	15,543,105
Analog Devices Inc.	155,573	27,239,277
Ansys Inc.(a)	26,926	8,011,831
Apple Inc.	4,175,375	714,865,954
Applied Materials Inc.	260,544	36,072,317
Arista Networks Inc.(a)	77,802	14,310,122
Autodesk Inc.(a)	66,311	13,720,409
Broadcom Inc.	128,040	106,347,463
Cadence Design Systems Inc.(a)	84,325	19,757,347
CDW Corp./DE	41,668	8,406,936
Cisco Systems Inc.	1,264,352	67,971,563
Cognizant Technology Solutions Corp., Class A	156,697	10,614,655
Corning Inc.	238,185	7,257,497
DXC Technology Co.(a)	69,650	1,450,809
Enphase Energy Inc.(a)	41,875	5,031,281
EPAM Systems Inc.(a)	17,693	4,523,923
F5 Inc.(a)	18,838	3,035,555
Fair Isaac Corp.(a)	7,638	6,633,832
First Solar Inc.(a)	33,146	5,356,062
Fortinet Inc.(a)	202,238	11,867,326
Gartner Inc.(a)	24,454	8,402,639
Gen Digital Inc.	175,711	3,106,570
Hewlett Packard Enterprise Co.	401,866	6,980,412
HP Inc.	269,198	6,918,389
Intel Corp.	1,299,392	46,193,386
International Business Machines Corp.	282,654	39,656,356
Intuit Inc.	86,891	44,396,088
Juniper Networks Inc.	100,083	2,781,307
Keysight Technologies Inc.(a)	55,342	7,322,300
KLA Corp.	42,419	19,455,899
Lam Research Corp.	41,357	25,921,327
Microchip Technology Inc.	168,887	13,181,630
Micron Technology Inc.	339,833	23,118,839
Microsoft Corp.	2,110,892	666,514,149
Monolithic Power Systems Inc.	14,822	6,847,764
Motorola Solutions Inc.	51,821	14,107,749

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
NetApp Inc.	65,360	$4,959,517
Nvidia Corp.	345,804	150,421,282
NXP Semiconductors NV	79,984	15,990,401
ON Semiconductor Corp.(a)	133,887	12,444,797
Oracle Corp.	488,440	51,735,565
Palo Alto Networks Inc.(a)	94,895	22,247,184
PTC Inc.(a)	36,869	5,223,600
Qorvo Inc.(a)	30,985	2,958,138
Qualcomm Inc.	346,257	38,455,302
Roper Technologies Inc.	33,108	16,033,542
Salesforce Inc.(a)	302,197	61,279,508
Seagate Technology Holdings PLC	58,852	3,881,289
ServiceNow Inc.(a)	63,292	35,377,696
Skyworks Solutions Inc.	49,665	4,896,472
SolarEdge Technologies Inc.(a)	17,217	2,229,774
Synopsys Inc.(a)	47,210	21,667,974
TE Connectivity Ltd.	97,402	12,032,069
Teledyne Technologies Inc.(a)	14,620	5,973,440
Teradyne Inc.	47,373	4,759,092
Texas Instruments Inc.	281,710	44,794,707
Trimble Inc.(a)	77,687	4,184,222
Tyler Technologies Inc.(a)	13,077	5,049,553
VeriSign Inc.(a)	27,673	5,604,613
Western Digital Corp.(a)	97,757	4,460,652
Zebra Technologies Corp., Class A(a)(c)	15,715	3,717,069

		2,752,036,497

Total Common Stocks — 99.3% (Cost: $2,679,163,053)		3,382,421,537

Preferred Stocks

South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference Shares, NVS	255,311	10,285,576

Total Preferred Stocks — 0.3% (Cost: $8,809,879)		10,285,576

Security	Shares	Value

Warrants

Canada — 0.0%
Constellation Software Inc., Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD)(d)	5,997	$—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.6% (Cost: $2,687,972,932)		3,392,707,113

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	969,997	970,288
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(e)(f)	8,920,000	8,920,000

Total Short-Term Securities — 0.3% (Cost: $9,890,197)		9,890,288

Total Investments — 99.9% (Cost: $2,697,863,129)		3,402,597,401

Other Assets Less Liabilities — 0.1%		2,734,501

Net Assets — 100.0%		$3,405,331,902

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,263,870	$—		$(5,295,125	)(a)	$(305)	$1,848	$970,288	969,997	$16,423	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,680,000	3,240,000	(a)	—		—	—	8,920,000	8,920,000	182,811		—

						$(305)	$1,848	$9,890,288		$199,234		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Tech ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Technology Select Sector E-Mini Index	72	12/15/23	$12,012	$(549,730)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$549,730	$—	$—	$—	$549,730

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,997,151	$—	$—	$—	$1,997,151

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,040,593)	$—	$—	$—	$(1,040,593)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,151,460

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,794,223,297	$588,198,240	$—	$3,382,421,537
Preferred Stocks	—	10,285,576	—	10,285,576
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	9,890,288	—	—	9,890,288

	$2,804,113,585	$598,483,816	$—	$3,402,597,401

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Tech ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(549,730)	$—	$—	$(549,730)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
APA Group	117,880	$627,102
Origin Energy Ltd.	161,262	908,056

		1,535,158

Austria — 0.5%
Verbund AG	7,796	634,217

Brazil — 0.6%
Centrais Eletricas Brasileiras SA	96,643	709,266

Canada — 3.9%
Algonquin Power & Utilities Corp.	64,610	382,451
Brookfield Infrastructure Partners LP(a)	42,867	1,258,000
Emera Inc.	25,368	885,662
Fortis Inc.	45,347	1,722,402
Hydro One Ltd.(b)	29,700	756,139

		5,004,654

Chile — 0.1%
Enel Americas SA(a)	1,728,465	198,435

Colombia — 0.1%
Interconexion Electrica SA ESP	41,313	151,074

Denmark — 0.8%
Orsted A/S(b)	17,681	961,903

Finland — 0.4%
Fortum OYJ	41,093	476,558

France — 3.3%
Engie SA	163,578	2,508,658
Veolia Environnement SA	56,846	1,643,199

		4,151,857

Germany — 3.8%
E.ON SE	209,397	2,476,330
RWE AG	63,267	2,348,458

		4,824,788

Italy — 5.0%
Enel SpA	721,480	4,424,651
Snam SpA	191,619	899,128
Terna - Rete Elettrica Nazionale	131,508	989,129

		6,312,908

Japan — 2.7%
Chubu Electric Power Co. Inc.	70,900	902,549
Kansai Electric Power Co. Inc.(The)	76,800	1,063,261
Osaka Gas Co. Ltd.	38,900	640,095
Tokyo Gas Co. Ltd.	37,600	852,491

		3,458,396

Portugal — 0.9%
EDP - Energias de Portugal SA	277,714	1,154,719

Spain — 6.1%
Enagas SA	21,105	349,488
Endesa SA	29,620	602,809
Iberdrola SA	517,759	5,790,849
Naturgy Energy Group SA	17,214	468,310
Redeia Corp. SA	36,323	571,409

		7,782,865

United Kingdom — 6.7%
Centrica PLC	524,651	986,822

Security	Shares	Value

United Kingdom (continued)
National Grid PLC	345,418	$4,130,973
Severn Trent PLC	23,676	683,180
SSE PLC	102,266	2,004,038
United Utilities Group PLC	63,422	732,841

		8,537,854

United States — 63.7%
AES Corp.(The)	62,526	950,395
Alliant Energy Corp.	23,495	1,138,333
Ameren Corp.	24,545	1,836,702
American Electric Power Co. Inc.	48,104	3,618,383
American Water Works Co. Inc.	18,176	2,250,734
Atmos Energy Corp.	13,879	1,470,202
CenterPoint Energy Inc.	58,979	1,583,586
CMS Energy Corp.	27,239	1,446,663
Consolidated Edison Inc.	32,183	2,752,612
Constellation Energy Corp.	30,012	3,273,709
Dominion Energy Inc.	78,133	3,490,201
DTE Energy Co.	19,264	1,912,530
Duke Energy Corp.	71,795	6,336,627
Edison International	35,789	2,265,086
Entergy Corp.	19,763	1,828,078
Evergy Inc.	21,466	1,088,326
Eversource Energy	32,604	1,895,923
Exelon Corp.	92,929	3,511,787
FirstEnergy Corp.	48,090	1,643,716
NextEra Energy Inc.	188,522	10,800,425
NiSource Inc.	38,607	952,821
NRG Energy Inc.	21,375	823,365
PG&E Corp.(a)	195,182	3,148,286
Pinnacle West Capital Corp.	10,587	780,050
PPL Corp.	68,890	1,623,048
Public Service Enterprise Group Inc.	46,635	2,653,998
Sempra Energy	58,755	3,997,103
Southern Co.(The)	101,590	6,574,905
WEC Energy Group Inc.	29,482	2,374,775
Xcel Energy Inc.	51,534	2,948,775

		80,971,144

Total Long-Term Investments — 99.8% (Cost: $159,262,643)		126,865,796

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	730,000	730,000

Total Short-Term Securities — 0.6% (Cost: $730,000)		730,000

Total Investments — 100.4% (Cost: $159,992,643)		127,595,796

Liabilities in Excess of Other Assets — (0.4)%		(497,398)

Net Assets — 100.0%		$127,098,398

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Utilities ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(1	)(b)	$1	$—	$—	—	$21	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	620,000	(b)	—		—	—	730,000	730,000	6,085		—

						$1	$—	$730,000		$6,106		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro Stoxx 50 Index	1	12/15/23	$44	$14
S&P Utilities Select Sector E-Mini Index	2	12/15/23	120	(4,498)

				$(4,484)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$14	$—	$—	$—	$14

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$4,498	$—	$—	$—	$4,498

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(7,243)	$—	$—	$—	$(7,243)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(21,080)	$—	$—	$—	$(21,080)

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Global Utilities ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$372,691

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$87,519,318	$39,346,478	$—	$126,865,796
Short-Term Securities
Money Market Funds	730,000	—	—	730,000

	$88,249,318	$39,346,478	$—	$127,595,796

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$14	$—	$14
Liabilities
Equity Contracts	(4,498)	—	—	(4,498)

	$(4,498)	$14	$—	(4,484)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Statements of Assets and Liabilities (unaudited)

September 30, 2023

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$282,208,636	$306,726,394	$903,794,569	$1,944,851,234
Investments, at value — affiliated(c)	1,066,962	5,300,654	2,650,000	2,750,000
Cash	12,733	5,901	22,148	2,756
Cash pledged for futures contracts	44,999	20,001	242,000	608,000
Foreign currency collateral pledged for futures contracts(d)	7,007	26,478	87,113	65,885
Foreign currency, at value(e)	206,257	190,207	1,399,381	2,956,733
Receivables:
Investments sold	—	53,248	1,557,203	—
Securities lending income — affiliated	223	318	23	165
Dividends — unaffiliated	358,732	399,341	3,827,666	5,312,534
Dividends — affiliated	3,418	1,694	7,736	16,112
Tax reclaims	10,638	83,129	895,680	610,219
Variation margin on futures contracts	—	671	—	—

Total assets	283,919,605	312,808,036	914,483,519	1,957,173,638

LIABILITIES
Collateral on securities loaned, at value	227,679	5,091,561	—	—
Payables:
Investments purchased	—	—	1,209,663	—
Capital shares redeemed	—	53,263	10,501,458	—
Investment advisory fees	101,920	111,570	476,837	650,760
IRS compliance fee for foreign withholding tax claims	440,646	—	—	1,728,250
Professional fees	4,706	5,617	—	—
Variation margin on futures contracts	5,966	—	22,802	170,393

Total liabilities	780,917	5,262,011	12,210,760	2,549,403

Commitments and contingent liabilities

NET ASSETS	$283,138,688	$307,546,025	$902,272,759	$1,954,624,235

NET ASSETS CONSIST OF
Paid-in capital	$415,062,245	$384,352,407	$1,001,876,128	$1,916,012,004
Accumulated earnings (loss)	(131,923,557)	(76,806,382)	(99,603,369)	38,612,231

NET ASSETS	$283,138,688	$307,546,025	$902,272,759	$1,954,624,235

NET ASSETVALUE
Shares outstanding	4,150,000	2,100,000	15,800,000	47,400,000

Net asset value	$68.23	$146.45	$57.11	$41.24

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$301,735,683	$341,399,806	$1,017,130,849	$1,698,463,555
(b) Securities loaned, at value	$223,092	$4,997,561	$—	$—
(c) Investments, at cost — affiliated	$1,066,962	$5,301,142	$2,650,000	$2,750,000
(d) Foreign currency collateral pledged, at cost	$7,316	$26,721	$90,669	$68,619
(e) Foreign currency, at cost	$207,228	$190,757	$1,406,799	$2,939,028

See notes to financial statements.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2023

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$394,484,704	$3,926,686,306	$516,283,705	$248,876,416
Investments, at value — affiliated(c)	7,770,998	59,768,779	4,635,643	110,000
Cash	25,329	—	18,733	15,474
Cash pledged for futures contracts	135,000	595,000	154,000	33,000
Foreign currency collateral pledged for futures contracts(d)	51,322	—	64,580	47,498
Foreign currency, at value(e)	564,522	1,192,625	752,642	970,539
Receivables:
Investments sold	24,232	—	—	249,762
Securities lending income — affiliated	231	10,208	743	—
Capital shares sold	—	116,285	3,503,967	—
Dividends — unaffiliated	691,579	4,056,750	724,274	456,704
Dividends — affiliated	4,213	25,085	3,977	1,037
Tax reclaims	939,651	2,512,122	177,802	233,720

Total assets	404,691,781	3,994,963,160	526,320,066	250,994,150

LIABILITIES
Bank overdraft	—	1,974	—	—
Collateral on securities loaned, at value	2,296,684	51,837,006	2,692,372	—
Payables:
Investments purchased	4,535	21,685	4,477,621	—
Capital shares redeemed	—	—	—	249,718
Investment advisory fees	139,623	1,336,059	140,167	90,008
IRS compliance fee for foreign withholding tax claims	205,710	—	48,094	—
Professional fees	11,390	—	4,706	10,191
Variation margin on futures contracts	19,884	111,243	7,584	3,241

Total liabilities	2,677,826	53,307,967	7,370,544	353,158

Commitments and contingent liabilities

NET ASSETS	$402,013,955	$3,941,655,193	$518,949,522	$250,640,992

NET ASSETS CONSIST OF
Paid-in capital	$600,536,040	$3,597,618,032	$575,249,925	$413,306,556
Accumulated earnings (loss)	(198,522,085)	344,037,161	(56,300,403)	(162,665,564)

NET ASSETS	$402,013,955	$3,941,655,193	$518,949,522	$250,640,992

NET ASSETVALUE
Shares outstanding	5,700,000	47,850,000	4,600,000	3,200,000

Net asset value	$70.53	$82.38	$112.82	$78.33

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$443,247,138	$3,633,378,440	$552,746,933	$310,303,483
(b) Securities loaned, at value	$2,223,909	$50,429,147	$2,618,969	$—
(c) Investments, at cost — affiliated	$9,367,635	$59,767,712	$4,635,871	$110,000
(d) Foreign currency collateral pledged, at cost	$53,410	$—	$65,457	$50,856
(e) Foreign currency, at cost	$566,118	$1,206,842	$752,554	$962,924

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2023

	iShares Global Tech ETF	iShares Global Utilities ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,392,707,113	$126,865,796
Investments, at value — affiliated(c)	9,890,288	730,000
Cash	4,315	10,954
Cash pledged for futures contracts	691,000	8,000
Foreign currency collateral pledged for futures contracts(d)	—	4,229
Foreign currency, at value(e)	2,040,736	135,680
Receivables:
Securities lending income — affiliated	853	—
Capital shares sold	1,556	—
Dividends — unaffiliated	2,014,844	180,136
Dividends — affiliated	26,993	1,680
Tax reclaims	55,474	22,871
Variation margin on futures contracts	38,845	302
Other assets	10,270	—

Total assets	3,407,482,287	127,959,648

LIABILITIES
Collateral on securities loaned, at value	967,000	—
Payables:
Capital shares redeemed	1,557	—
Investment advisory fees	1,181,828	43,728
IRS compliance fee for foreign withholding tax claims	—	716,715
Professional fees	—	100,807

Total liabilities	2,150,385	861,250

Commitments and contingent liabilities

NET ASSETS	$3,405,331,902	$127,098,398

NET ASSETS CONSIST OF
Paid-in capital	$2,694,400,330	$206,932,069
Accumulated earnings (loss)	710,931,572	(79,833,671)

NET ASSETS	$3,405,331,902	$127,098,398

NET ASSET VALUE
Shares outstanding	58,850,000	2,350,000

Net asset value	$57.86	$54.08

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$2,687,972,932	$159,262,643
(b) Securities loaned, at value	$946,120	$—
(c) Investments, at cost — affiliated	$9,890,197	$730,000
(d) Foreign currency collateral pledged, at cost	$—	$4,226
(e) Foreign currency, at cost	$2,068,506	$135,813
See notes to financial statements.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2023

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

INVESTMENT INCOME
Dividends — unaffiliated	$2,586,057	$3,051,744	$24,206,526	$44,133,282
Dividends — affiliated	18,413	9,598	55,522	76,478
Interest — unaffiliated	2,571	1,749	8,747	21,318
Securities lending income — affiliated — net	3,675	1,942	1,058	1,363
Other income — unaffiliated	—	5,802	—	—
Foreign taxes withheld	(106,930)	(257,915)	(1,343,984)	(1,812,052)
Foreign withholding tax claims	23,796	51,080	—	—
IRS compliance fee for foreign withholding tax claims	1,026	—	—	(51,845)

Total investment income	2,528,608	2,864,000	22,927,869	42,368,544

EXPENSES
Investment advisory	603,352	680,412	3,137,142	3,731,833
Professional	7,878	5,694	4,862	3,782
Commitment costs	114	120	200	1,042

Total expenses	611,344	686,226	3,142,204	3,736,657

Net investment income	1,917,264	2,177,774	19,785,665	38,631,887

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,308,473)	(5,392,683)	(5,018,394)	(4,190,240)
Investments — affiliated	(713)	(124)	791	650
Foreign currency transactions	(29,376)	(40,985)	(54,493)	(60,738)
Futures contracts	122,158	130,658	(206,519)	969,909
In-kind redemptions — unaffiliated(a)	11,514,287	4,092,458	57,289,898	17,059,168

	8,297,883	(1,210,676)	52,011,283	13,778,749

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	9,938,579	4,665,272	(171,206,753)	144,058,156
Investments — affiliated	190	(668)	—	—
Foreign currency translations	(1,473)	623	(61,202)	(54,096)
Futures contracts	(42,260)	(56,858)	(334,362)	(294,302)

	9,895,036	4,608,369	(171,602,317)	143,709,758

Net realized and unrealized gain (loss)	18,192,919	3,397,693	(119,591,034)	157,488,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,110,183	$5,575,467	$(99,805,369)	$196,120,394

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2023

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF

INVESTMENT INCOME
Dividends — unaffiliated	$8,409,797	$34,716,700	$4,540,748	$5,721,644
Dividends — affiliated	96,917	149,668	21,309	8,016
Interest — unaffiliated	5,962	20,310	2,732	2,523
Securities lending income — affiliated — net	3,286	69,381	3,819	1,098
Other income — unaffiliated	6,297	12,957	—	6,457
Foreign taxes withheld	(675,271)	(1,855,914)	(311,108)	(332,276)
Foreign withholding tax claims	61,379	257,171	—	96,848
IRS compliance fee for foreign withholding tax claims	(187,011)	—	(48,094)	—
Other foreign taxes	—	(257)	—	—

Total investment income	7,721,356	33,370,016	4,209,406	5,504,310

EXPENSES
Investment advisory	860,637	8,283,877	795,270	624,470
Professional	32,913	27,018	26,135	14,118
Commitment costs	621	—	67	610

Total expenses	894,171	8,310,895	821,472	639,198

Net investment income	6,827,185	25,059,121	3,387,934	4,865,112

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,754,235)	(8,512,965)	(2,842,731)	(927,126)
Investments — affiliated	(103,393)	275	(675)	(36)
Foreign currency transactions	(41,776)	(140,746)	(58,346)	(51,926)
Futures contracts	123,428	519,135	87,569	58,146
In-kind redemptions — unaffiliated(a)	(1,402,819)	154,276,198	14,936,976	(96,758)
In-kind redemptions — affiliated(a)	(78,198)	—	—	—

	(7,256,993)	146,141,897	12,122,793	(1,017,700)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	16,393,167	(187,440,430)	(20,575,312)	(17,008,462)
Investments — affiliated	57,469	(4,288)	424	460
Foreign currency translations	(27,494)	(66,275)	(6,445)	(6,238)
Futures contracts	(86,995)	(837,201)	(57,807)	(115,374)

	16,336,147	(188,348,194)	(20,639,140)	(17,129,614)

Net realized and unrealized gain (loss)	9,079,154	(42,206,297)	(8,516,347)	(18,147,314)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,906,339	$(17,147,176)	$(5,128,413)	$(13,282,202)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2023

	iShares Global Tech ETF	iShares Global Utilities ETF

INVESTMENT INCOME
Dividends — unaffiliated	$20,016,031	$2,934,294
Dividends — affiliated	182,811	6,085
Interest — unaffiliated	20,038	1,173
Securities lending income — affiliated — net	16,423	21
Non-cash dividends — unaffiliated	—	187,450
Other income — unaffiliated	—	320,748
Foreign taxes withheld	(1,242,114)	(105,497)
Foreign withholding tax claims	—	762,389
IRS compliance fee for foreign withholding tax claims	—	(667,428)

Total investment income	18,993,189	3,439,235

EXPENSES
Investment advisory	7,058,291	281,490
Commitment costs	6,680	37
Professional	3,782	113,822

Total expenses	7,068,753	395,349

Net investment income	11,924,436	3,043,886

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	44,792,540	(1,405,582)
Investments — affiliated	(305)	1
Foreign currency transactions	(224,893)	(6,896)
Futures contracts	1,997,151	(7,243)
In-kind redemptions — unaffiliated(a)	76,212,573	560,240

	122,777,066	(859,480)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	75,295,814	(14,971,069)
Investments — affiliated	1,848	—
Foreign currency translations	(31,664)	1,997
Futures contracts	(1,040,593)	(21,080)

	74,225,405	(14,990,152)

Net realized and unrealized gain (loss)	197,002,471	(15,849,632)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$208,926,907	$(12,805,746)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets

	iShares Global Comm Services ETF			iShares Global Consumer Discretionary ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,917,264		$2,803,241	$2,177,774	$3,458,130
Net realized gain (loss)	8,297,883		(9,373,960)	(1,210,676)	(13,236,888)
Net change in unrealized appreciation (depreciation)	9,895,036		(21,120,876)	4,608,369	(18,050,264)

Net increase (decrease) in net assets resulting from operations	20,110,183		(27,691,595)	5,575,467	(27,829,022)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,147,975	)(b)	(2,680,016)	(2,100,978)	(3,272,046)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	8,636,315		46,641,829	(845,114)	(22,847,245)

NET ASSETS
Total increase (decrease) in net assets	26,598,523		16,270,218	2,629,375	(53,948,313)
Beginning of period	256,540,165		240,269,947	304,916,650	358,864,963

End of period	$283,138,688		$256,540,165	$307,546,025	$304,916,650

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Global Consumer Staples ETF		iShares Global Energy ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,785,665	$27,404,809	$38,631,887		$105,959,894
Net realized gain (loss)	52,011,283	(3,811,619)	13,778,749		218,809,541
Net change in unrealized appreciation (depreciation)	(171,602,317)	13,550,641	143,709,758		(137,884,777)

Net increase (decrease) in net assets resulting from operations	(99,805,369)	37,143,831	196,120,394		186,884,658

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,738,199)	(24,794,345)	(34,111,212	)(b)	(103,333,626)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(518,862,779)	502,554,697		(6,161,086)	(565,617,612)

NET ASSETS
Total increase (decrease) in net assets	(634,406,347)	514,904,183	155,848,096		(482,066,580)
Beginning of period	1,536,679,106	1,021,774,923	1,798,776,139		2,280,842,719

End of period	$902,272,759	$1,536,679,106	$1,954,624,235		$1,798,776,139

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets (continued)

	iShares Global Financials ETF		iShares Global Healthcare ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,827,185	$23,005,081	$25,059,121	$51,322,730
Net realized gain (loss)	(7,256,993)	(112,153,947)	146,141,897	238,770,770
Net change in unrealized appreciation (depreciation)	16,336,147	(22,033,959)	(188,348,194)	(403,158,385)

Net increase (decrease) in net assets resulting from operations	15,906,339	(111,182,825)	(17,147,176)	(113,064,885)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,734,930)	(27,379,101)	(30,474,507)	(46,042,619)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(32,532,183)	(598,208,666)	(93,979,001)	750,358,066

NET ASSETS
Total increase (decrease) in net assets	(23,360,774)	(736,770,592)	(141,600,684)	591,250,562
Beginning of period	425,374,729	1,162,145,321	4,083,255,877	3,492,005,315

End of period	$402,013,955	$425,374,729	$3,941,655,193	$4,083,255,877

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Global Industrials ETF		iShares Global Materials ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,387,934	$5,326,682	$4,865,112	$13,017,394
Net realized gain (loss)	12,122,793	(8,631,133)	(1,017,700)	(12,741,655)
Net change in unrealized appreciation (depreciation)	(20,639,140)	(3,808,019)	(17,129,614)	(79,806,887)

Net decrease in net assets resulting from operations	(5,128,413)	(7,112,470)	(13,282,202)	(79,531,148)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,016,258)	(5,234,413)	(5,133,739)	(22,752,409)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	191,136,013	(27,176,051)	(82,113,251)	(273,573,823)

NET ASSETS
Total increase (decrease) in net assets	181,991,342	(39,522,934)	(100,529,192)	(375,857,380)
Beginning of period	336,958,180	376,481,114	351,170,184	727,027,564

End of period	$518,949,522	$336,958,180	$250,640,992	$351,170,184

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets (continued)

	iShares Global Tech ETF		iShares Global Utilities ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,924,436	$25,012,577	$3,043,886	$4,990,892
Net realized gain (loss)	122,777,066	482,657,182	(859,480)	(3,520,341)
Net change in unrealized appreciation (depreciation)	74,225,405	(988,068,765)	(14,990,152)	(15,202,838)

Net increase (decrease) in net assets resulting from operations	208,926,907	(480,399,006)	(12,805,746)	(13,732,287)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,583,547)	(23,649,568)	(2,198,165)	(5,088,399)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	28,372,371	(1,320,298,332)	5,945,925	(25,424,599)

NET ASSETS
Total increase (decrease) in net assets	227,715,731	(1,824,346,906)	(9,057,986)	(44,245,285)
Beginning of period	3,177,616,171	5,001,963,077	136,156,384	180,401,669

End of period	$3,405,331,902	$3,177,616,171	$127,098,398	$136,156,384

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Global Comm Services ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$64.14		$73.93		$80.09		$51.81	$56.22	$57.19

Net investment income(a)	0.44	(b)	0.71	(b)	0.74	(b)	0.66	0.78	1.82
Net realized and unrealized gain (loss)(c)	4.11			(9.72)		(5.42)	28.33	(3.85)	(0.62)

Net increase (decrease) from investment operations	4.55			(9.01)		(4.68)	28.99	(3.07)	1.20

Distributions from net investment income(d)	(0.46	)(e)		(0.78)		(1.48)	(0.71)	(1.34)	(2.17)

Net asset value, end of period	$68.23		$64.14		$73.93		$80.09	$51.81	$56.22

Total Return(f)
Based on net asset value	7.11	%(b)(g)	(12.16	)%(b)	(6.03	)%(b)	56.20%	(5.70)%	2.37%

Ratios to Average Net Assets(h)
Total expenses	0.41	%(i)		0.42%		0.43%	0.43%	0.46%	0.46%

Total expenses excluding professional fees for foreign withholding tax claims	0.41	%(i)		0.41%		0.41%	N/A	N/A	N/A

Net investment income	1.30	%(b)(i)	1.18	%(b)	0.89	%(b)	0.96%	1.34%	3.28%

Supplemental Data
Net assets, end of period (000)	$283,139		$256,540		$240,270		$320,380	$225,363	$236,105

Portfolio turnover rate(j)		10%		14%		18%	13%	24%	79%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30, 2023, for the year ended March 31, 2023 and March 31, 2022 respectively:

• Net investment income per share by $0.00, $0.03 and $0.10.

• Total return by 0.01%, 0.05% and 0.15%.

• Ratio of net investment income to average net assets by 0.01%, 0.06% and 0.12%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20		Year Ended 03/31/19

Net asset value, beginning of period	$145.20		$156.03		$162.55		$95.12	$113.27		$111.45

Net investment income(a)	0.99	(b)	1.58	(b)	1.02	(b)	1.06	1.75		1.70
Net realized and unrealized gain (loss)(c)	1.22			(11.15)		(5.95)	67.38	(18.03)		1.87

Net increase (decrease) from investment operations	2.21			(9.57)		(4.93)	68.44	(16.28)		3.57

Distributions from net investment income(d)		(0.96)		(1.26)		(1.59)	(1.01)	(1.87)		(1.75)

Net asset value, end of period	$146.45		$145.20		$156.03		$162.55	$95.12		$113.27

Total Return(e)
Based on net asset value	1.57	%(b)(f)	(6.12	)%(b)	(3.13	)%(b)	72.21%	(14.71	)%(g)	3.32%

Ratios to Average Net Assets(h)
Total expenses	0.41	%(i)		0.41%		0.40%	0.43%	0.46%		0.46%

Total expenses excluding professional fees for foreign withholding tax claims	0.41	%(i)		0.41%		0.40%	N/A	N/A		N/A

Net investment income	1.31	%(b)(i)	1.17	%(b)	0.60	%(b)	0.75%	1.47%		1.51%

Supplemental Data
Net assets, end of period (000)	$307,546		$304,917		$358,865		$430,745	$156,949		$203,889

Portfolio turnover rate(j)		7%		17%		12%	34%	17%		30%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30, 2023, for the year ended March 31, 2023 and March 31, 2022 respectively:

• Net investment income per share by $0.02, $0.01 and $0.03.

• Total return by 0.07%, 0.00% and 0.02%.

• Ratio of net investment income to average net assets by 0.03%, 0.01% and 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF

	Six Months Ended 09/30/23		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/23		03/31/22	03/31/21	03/31/20	03/31/19 (a)

Net asset value, beginning of period	$61.84		$62.11		$58.11	$47.96	$51.67	$50.14

Net investment income(b)	0.79		1.29	(c)	1.37	1.34	1.18	1.20
Net realized and unrealized gain (loss)(d)		(4.91)	(0.38)		4.09	10.17	(3.69)	1.70

Net increase (decrease) from investment operations		(4.12)	0.91		5.46	11.51	(2.51)	2.90

Distributions from net investment income(e)		(0.61)	(1.18)		(1.46)	(1.36)	(1.20)	(1.37)

Net asset value, end of period	$57.11		$61.84		$62.11	$58.11	$47.96	$51.67

Total Return(f)
Based on net asset value	(6.70	)%(g)	1.56	%(c)	9.42%	24.21%	(5.10)%	6.07%

Ratios to Average Net Assets(h)
Total expenses	0.41	%(i)	0.41%		0.40%	0.43%	0.46%	0.46%

Total expenses excluding professional fees for foreign withholding tax claims	0.41	%(i)	0.41%		N/A	N/A	N/A	N/A

Net investment income	2.58	%(i)	2.18	%(c)	2.22%	2.46%	2.21%	2.43%

Supplemental Data
Net assets, end of period (000)	$902,273		$1,536,679		$1,021,775	$525,907	$683,380	$738,832

Portfolio turnover rate(j)		5%	13%		8%	7%	7%	7%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2023:

• Net investment income per share by $0.00.

• Total return by 0.01%.

• Ratio of net investment income to average net assets by 0.01%.

(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Energy ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$37.71		$36.12		$24.63	$17.06	$33.70	$33.91

Net investment income(a)	0.82		1.89	(b)	1.22	0.94	1.13	1.11
Net realized and unrealized gain (loss)(c)	3.42		1.56		11.37	7.62	(15.61)	(0.29)

Net increase (decrease) from investment operations	4.24		3.45		12.59	8.56	(14.48)	0.82

Distributions from net investment income(d)	(0.71	)(e)	(1.86)		(1.10)	(0.99)	(2.16)	(1.03)

Net asset value, end of period	$41.24		$37.71		$36.12	$24.63	$17.06	$33.70

Total Return(f)
Based on net asset value	11.45	%(g)	9.39	%(b)	52.61%	51.36%	(45.73)%	2.56%

Ratios to Average Net Assets(h)
Total expenses	0.41	%(i)	0.44%		0.40%	0.43%	0.46%	0.46%

Total expenses excluding professional fees for foreign withholding tax claims	0.41	%(i)	0.41%		N/A	N/A	N/A	N/A

Net investment income	4.24	%(i)	5.03	%(b)	4.33%	4.65%	3.78%	3.17%

Supplemental Data
Net assets, end of period (000)	$1,954,624		$1,798,776		$2,280,843	$1,308,021	$616,818	$1,031,245

Portfolio turnover rate(j)		4%	10%		6%	5%	7%	6%

(a)	Based on average shares outstanding.
(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2023:

• Net investment income per share by $0.07.

• Total return by 0.24%.

• Ratio of net investment income to average net assets by 0.18%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Financials ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20		Year Ended 03/31/19

Net asset value, beginning of period	$69.17		$79.60		$73.29		$47.23	$61.61		$68.93

Net investment income(a)	1.16	(b)	2.19	(b)	1.65	(b)	1.36	1.71		1.84
Net realized and unrealized gain (loss)(c)	1.33			(10.01)	6.01		26.09	(14.12)		(7.38)

Net increase (decrease) from investment operations	2.49			(7.82)	7.66		27.45	(12.41)		(5.54)

Distributions from net investment income(d)		(1.13)		(2.61)	(1.35)		(1.39)	(1.97)		(1.78)

Net asset value, end of period	$70.53		$69.17		$79.60		$73.29	$47.23		$61.61

Total Return(e)
Based on net asset value	3.62	%(b)(f)	(9.86	)%(b)(g)	10.48	%(b)	58.99%	(20.99	)%(h)	(8.02)%

Ratios to Average Net Assets(i)
Total expenses	0.43	%(j)		0.42%	0.40%		0.43%	0.46%		0.46%

Total expenses excluding professional fees for foreign withholding tax claims	0.42	%(j)		0.41%	0.40%		0.43%	N/A		0.46%

Net investment income	3.25	%(b)(j)	3.12	%(b)	2.07	%(b)	2.28%	2.66%		2.84%

Supplemental Data
Net assets, end of period (000)	$402,014		$425,375		$1,162,145		$472,743	$203,073		$341,918

Portfolio turnover rate(k)		3%		13%	12%		4%	7%		7%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30, 2023, for the year ended March 31, 2023 and March 31, 2022 respectively:

• Net investment income per share by $0.00, $0.03 and $0.01.

• Total return by 0.00%, 0.06% and 0.02%.

• Ratio of net investment income to average net assets by 0.01%, 0.04% and 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (9.92)% for the year ended March 31, 2023.

(h)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF

	Six Months Ended
	09/30/23 (unaudited	)	Year Ended 03/31/23		Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19 (a)

Net asset value, beginning of period	$83.42		$87.41		$76.96	$60.95	$61.13	$55.61

Net investment income(b)	0.53	(c)	1.11	(c)	1.07	1.02	0.96	0.92
Net realized and unrealized gain (loss)(d)		(0.93)	(4.11)		10.39	15.96	(0.16)	5.80

Net increase (decrease) from investment operations		(0.40)	(3.00)		11.46	16.98	0.80	6.72

Distributions from net investment income(e)		(0.64)	(0.99)		(1.01)	(0.97)	(0.98)	(1.20)

Net asset value, end of period	$82.38		$83.42		$87.41	$76.96	$60.95	$61.13

Total Return(f)
Based on net asset value	(0.48	)%(c)(g)	(3.44	)%(c)	14.94%	28.03%	1.23%	12.29%

Ratios to Average Net Assets(h)
Total expenses	0.41	%(i)	0.42%		0.40%	0.43%	0.46%	0.46%

Total expenses excluding professional fees for foreign withholding tax claims	0.41	%(i)	0.41%		N/A	N/A	N/A	N/A

Net investment income	1.24	%(c)(i)	1.34	%(c)	1.27%	1.41%	1.52%	1.55%

Supplemental Data
Net assets, end of period (000)	$3,941,655		$4,083,256		$3,492,005	$2,705,201	$1,947,392	$2,121,287

Portfolio turnover rate(j)		2%	3%		4%	5%	5%	8%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six month ended September 30, 2023 and for the year ended March 31, 2023 respectively:

• Net investment income per share by $0.00 and $0.01.

• Total return by 0.01% and 0.01%.

• Ratio of net investment income to average net assets by 0.01% and 0.01%.

(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Industrials ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$114.22		$115.84		$115.74		$71.50	$88.88	$91.22

Net investment income(a)	1.02		1.77	(b)	1.53	(b)	1.32	1.61	1.65
Net realized and unrealized gain (loss)(c)		(0.93)		(1.65)	0.32		44.27	(17.32)	(2.27)

Net increase (decrease) from investment operations	0.09		0.12		1.85		45.59	(15.71)	(0.62)

Distributions from net investment income(d)		(1.49)		(1.74)		(1.75)	(1.35)	(1.67)	(1.72)

Net asset value, end of period	$112.82		$114.22		$115.84		$115.74	$71.50	$88.88

Total Return(e)
Based on net asset value	0.05	%(f)	0.22	%(b)	1.54	%(b)	64.27%	(18.08)%	(0.59)%

Ratios to Average Net Assets(g)
Total expenses	0.42	%(h)		0.42%		0.41%	0.43%	0.46%	0.46%

Total expenses excluding professional fees for foreign withholding tax claims	0.42	%(h)		0.41%		0.40%	0.43%	N/A	N/A

Net investment income	1.74	%(h)	1.69	%(b)	1.27	%(b)	1.34%	1.75%	1.87%

Supplemental Data
Net assets, end of period (000)	$518,950		$336,958		$376,481		$422,466	$146,580	$217,744

Portfolio turnover rate(i)		5%		9%		7%	8%	5%	5%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2023 and March 31, 2022 respectively:

• Net investment income per share by $0.02 and $0.05.

• Total return by 0.01% and 0.05%.

• Ratio of net investment income to average net assets by 0.01% and 0.04%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Materials ETF

	Six Months Ended 09/30/23		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/23		03/31/22		03/31/21	03/31/20	03/31/19

Net asset value, beginning of period	$83.61		$93.81		$86.59		$49.67	$64.22	$67.34

Net investment income(a)	1.31	(b)	2.60	(b)	3.16	(b)	2.07	1.54	1.91
Net realized and unrealized gain (loss)(c)		(5.20)		(9.00)	7.23		35.84	(13.63)	(3.44)

Net increase (decrease) from investment operations		(3.89)		(6.40)	10.39		37.91	(12.09)	(1.53)

Distributions from net investment income(d)		(1.39)		(3.80)		(3.17)	(0.99)	(2.46)	(1.59)

Net asset value, end of period	$78.33		$83.61		$93.81		$86.59	$49.67	$64.22

Total Return(e)
Based on net asset value	(4.70	)%(b)(f)	(6.77	)%(b)	12.19	%(b)	76.78%	(19.66)%	(2.14)%

Ratios to Average Net Assets(g)
Total expenses	0.42	%(h)		0.41%		0.40%	0.43%	0.45%	0.46%

Total expenses excluding professional fees for foreign withholding tax claims	0.41	%(h)		0.41%		0.40%	N/A	N/A	0.46%

Net investment income	3.19	%(b)(h)	3.20	%(b)	3.48	%(b)	2.76%	2.43%	2.91%

Supplemental Data
Net assets, end of period (000)	$250,641		$351,170		$727,028		$722,999	$129,132	$208,704

Portfolio turnover rate(i)		4%		9%		6%	4%	12%	11%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six month ended September 30, 2023, for the year ended March 31, 2023 and March 31, 2022 respectively:

• Net investment income per share by $0.02, $0.00 and $0.01.

• Total return by 0.03%, 0.01% and (0.01%).

• Ratio of net investment income to average net assets by 0.05%, 0.00% and 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Tech ETF

	Six Months Ended
	09/30/23 (unaudited)		Year Ended 03/31/23		Year Ended 03/31/22	(a)	Year Ended 03/31/21 (a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)

Net asset value, beginning of period	$54.36		$57.86		$51.13		$30.49	$28.48	$26.31

Net investment income(b)	0.20		0.37	(c)	0.29	(c)	0.33	0.38	0.30
Net realized and unrealized gain (loss)(d)	3.47		(3.51)		6.81		20.62	2.00	2.10

Net increase (decrease) from investment operations	3.67		(3.14)		7.10		20.95	2.38	2.40

Distributions from net investment income(e)		(0.17)	(0.36)		(0.37)		(0.31)	(0.37)	(0.23)

Net asset value, end of period	$57.86		$54.36		$57.86		$51.13	$30.49	$28.48

Total Return(f)
Based on net asset value	6.74	%(g)	(5.34	)%(c)	13.89	%(c)	68.97%	8.33%	9.19%

Ratios to Average Net Assets(h)
Total expenses	0.41	%(i)	0.41%		0.40%		0.43%	0.46%	0.46%

Total expenses excluding professional fees for foreign withholding tax claims	0.41	%(i)	0.41%		0.40%		0.43%	N/A	0.46%

Net investment income	0.69	%(i)	0.77	%(c)	0.50	%(c)	0.75%	1.21%	1.09%

Supplemental Data
Net assets, end of period (000)	$3,405,332		$3,177,616		$5,001,963		$5,046,541	$2,752,872	$2,819,178

Portfolio turnover rate(j)		6%	12%		7%		4%	7%	17%

(a)	Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b)	Based on average shares outstanding.
(c)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2023 and March 31,2022 respectively:

• Net investment income per share by $0.00 and $0.00.

• Total return by 0.01% and 0.01%.

• Ratio of net investment income to average net assets by 0.00% and 0.00%..

(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Utilities ETF

	Six Months Ended 09/30/23		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/23		03/31/22	03/31/21	03/31/20	03/31/19

Net asset value, beginning of period	$60.51		$65.60		$60.51	$50.71	$54.08	$48.78

Net investment income(a)	1.32	(b)	1.86	(b)	1.81	1.71	1.62	1.78
Net realized and unrealized gain (loss)(c)		(6.79)		(5.06)	5.08	9.68	(2.98)	5.07

Net increase (decrease) from investment operations		(5.47)		(3.20)	6.89	11.39	(1.36)	6.85

Distributions from net investment income(d)		(0.96)		(1.89)	(1.80)	(1.59)	(2.01)	(1.55)

Net asset value, end of period	$54.08		$60.51		$65.60	$60.51	$50.71	$54.08

Total Return(e)
Based on net asset value	(9.18	)%(b)(f)	(4.93	)%(b)	11.59%	22.70%	(2.84)%	14.40%

Ratios to Average Net Assets(g)
Total expenses	0.50	%(h)(i)		0.43%	0.42%	0.43%	0.46%	0.46%

Total expenses excluding professional fees for foreign withholding tax claims	0.42	%(h)		0.41%	N/A	N/A	N/A	0.46%

Net investment income	4.43	%(b)(h)	3.06	%(b)	2.91%	3.03%	2.87%	3.53%

Supplemental Data
Net assets, end of period (000)	$127,098		$136,156		$180,402	$151,268	$152,123	$208,222

Portfolio turnover rate(j)		3%		9%	9%	7%	6%	8%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six month ended September 30, 2023 and for the year ended March 31, 2023 respectively:

• Net investment income per share by $0.28 and $0.06.

• Total return by 0.46% and 0.12%.

• Ratio of net investment income to average net assets by 0.94% and 0.11%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.57%.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global Comm Services	Non-diversified
Global Consumer Discretionary	Diversified
Global Consumer Staples	Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Utilities	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

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Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Global Comm Services
Morgan Stanley	$211,392	$(211,392)	$—		$—
UBS AG	11,700	(11,700)	—		—

	$223,092	$(223,092)	$—		$—

Global Consumer Discretionary
RBC Capital Markets LLC.	$5,447	$(5,427)	$—		$20	(b)
Scotia Capital (USA) Inc.	3,468,120	(3,468,120)	—		—
SG Americas Securities LLC.	1,523,994	(1,523,994)	—		—

	$4,997,561	$(4,997,541)	$—		$20

Global Financials
BMO Capital Markets	$142,500	$(142,500)	$—		$—
BofA Securities, Inc.	2,081,409	(2,081,409)	—		—

	$2,223,909	$(2,223,909)	$—		$—

Global Healthcare
Barclays Bank PLC	$7,454,528	$(7,454,528)	$—		$—
Citadel Clearing LLC	235,176	(235,176)	—		—
Goldman Sachs & Co. LLC.	9,369,256	(9,369,256)	—		—
HSBC Bank PLC	4,587,363	(4,587,363)	—		—
J.P. Morgan Securities LLC.	13,221,600	(13,221,600)	—		—
Virtu Americas LLC.	578,592	(578,592)	—		—
Wells Fargo Bank N.A	14,982,632	(14,982,632)	—		—

	$50,429,147	$(50,429,147)	$—		$—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Global Industrials
Barclays Bank PLC	$291,630	$(291,630)	$—		$—
BNP Paribas Prime Brokerage International Ltd.	435,840	(435,840)	—		—
J.P. Morgan Securities LLC.	418,003	(418,003)	—		—
Jefferies LLC.	127,440	(127,440)	—		—
Morgan Stanley	611,037	(611,037)	—		—
TD Prime Services LLC.	735,019	(735,019)	—		—

	$2,618,969	$(2,618,969)	$—		$—

Global Tech
Barclays Bank PLC	$946,120	$(946,120)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3420
Over $40 billion	0.3078

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares Global Comm Services ETF and iShares Global Tech ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Global Comm Services	$1,195
Global Consumer Discretionary	748
Global Consumer Staples	411
Global Energy	498
Global Financials	849
Global Healthcare	22,390
Global Industrials	1,421
Global Materials	415
Global Tech	6,708
Global Utilities	8

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

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Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global Comm Services	$11,141,965	$6,991,875	$(2,071,161)
Global Consumer Discretionary	7,509,395	9,377,245	(2,199,472)
Global Consumer Staples	22,729,430	33,480,210	(74,003)
Global Energy	16,243,541	4,773,128	(16,664)
Global Financials	2,791,309	862,602	(331,348)
Global Healthcare	21,537,547	3,602,240	(234,554)
Global Industrials	5,442,833	401,064	(55,543)
Global Materials	1,448,709	961,026	51,474
Global Tech	38,359,873	46,351,498	20,303,018
Global Utilities	133,322	678,168	(101,846)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Global Comm Services	$34,989,280	$29,585,519
Global Consumer Discretionary	23,940,920	22,215,361
Global Consumer Staples	78,549,527	70,249,582
Global Energy	85,575,850	80,513,574
Global Financials	14,112,078	14,792,877
Global Healthcare	69,042,842	74,506,488
Global Industrials	24,952,009	18,567,540
Global Materials	10,707,569	13,527,256
Global Tech	210,969,369	198,388,739
Global Utilities	5,560,595	4,572,302

For the six months ended September 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Comm Services	$59,697,665	$56,829,391
Global Consumer Discretionary	19,823,378	22,075,766
Global Consumer Staples	73,373,319	586,155,482
Global Energy	63,770,007	69,702,255
Global Financials	6,038,576	37,227,177
Global Healthcare	298,451,772	390,974,583
Global Industrials	316,509,948	133,296,056
Global Materials	—	78,360,818
Global Tech	160,603,180	143,803,237
Global Utilities	14,486,497	8,669,946

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
Global Comm Services	$(117,568,119)
Global Consumer Discretionary	(37,746,038)
Global Consumer Staples	(44,421,053)
Global Energy	(222,017,490)
Global Financials	(141,359,570)
Global Healthcare	(86,791,650)
Global Industrials	(32,099,046)
Global Materials	(96,368,567)
Global Tech	(116,952,012)
Global Utilities	(46,525,570)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Comm Services	$305,983,822	$23,363,730	$(46,088,450)	$(22,724,720)
Global Consumer Discretionary	350,698,688	16,469,990	(55,162,921)	(38,692,931)
Global Consumer Staples	1,024,395,424	21,521,402	(139,472,257)	(117,950,855)
Global Energy	1,722,804,428	313,242,268	(88,566,679)	224,675,589
Global Financials	455,038,602	22,842,575	(75,686,724)	(52,844,149)
Global Healthcare	3,715,467,011	607,080,866	(336,448,546)	270,632,320
Global Industrials	559,308,900	16,239,182	(54,646,027)	(38,406,845)
Global Materials	315,073,785	12,810,009	(78,935,015)	(66,125,006)
Global Tech	2,704,424,657	819,695,888	(122,072,874)	697,623,014
Global Utilities	161,710,763	3,132,415	(37,251,866)	(34,119,451)

9.	LINE OF CREDIT

The iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 9, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended September 30, 2023, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

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Notes to Financial Statements (unaudited) (continued)

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

Global Comm Services
Shares sold	1,000,000	$66,699,305	5,000,000	$285,678,262
Shares redeemed	(850,000)	(58,062,990)	(4,250,000)	(239,036,433)

	150,000	$8,636,315	750,000	$46,641,829

Global Consumer Discretionary
Shares sold	150,000	$21,698,520	1,950,000	$257,608,569
Shares redeemed	(150,000)	(22,543,634)	(2,150,000)	(280,455,814)

	—	$(845,114)	(200,000)	$(22,847,245)

Global Consumer Staples
Shares sold	1,400,000	$80,884,060	10,150,000	$606,139,893
Shares redeemed	(10,350,000)	(599,746,839)	(1,750,000)	(103,585,196)

	(8,950,000)	$(518,862,779)	8,400,000	$502,554,697

Global Energy
Shares sold	1,650,000	$67,044,157	10,350,000	$380,017,898
Shares redeemed	(1,950,000)	(73,205,243)	(25,800,000)	(945,635,510)

	(300,000)	$(6,161,086)	(15,450,000)	$(565,617,612)

Global Financials
Shares sold	100,000	$6,913,068	1,500,000	$109,276,663
Shares redeemed	(550,000)	(39,445,251)	(9,950,000)	(707,485,329)

	(450,000)	$(32,532,183)	(8,450,000)	$(598,208,666)

Global Healthcare
Shares sold	3,550,000	$302,851,555	16,250,000	$1,349,795,290
Shares redeemed	(4,650,000)	(396,830,556)	(7,250,000)	(599,437,224)

	(1,100,000)	$(93,979,001)	9,000,000	$750,358,066

Global Industrials
Shares sold	2,850,000	$329,440,958	900,000	$96,114,001
Shares redeemed	(1,200,000)	(138,304,945)	(1,200,000)	(123,290,052)

	1,650,000	$191,136,013	(300,000)	$(27,176,051)

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

Global Materials
Shares sold	—	$7,032	800,000	$67,400,271
Shares redeemed	(1,000,000)	(82,120,283)	(4,350,000)	(340,974,094)

	(1,000,000)	$(82,113,251)	(3,550,000)	$(273,573,823)

Global Tech
Shares sold	3,100,000	$188,053,719	3,700,000	$189,510,660
Shares redeemed	(2,700,000)	(159,681,348)	(31,700,000)	(1,509,808,992)

	400,000	$28,372,371	(28,000,000)	$(1,320,298,332)

Global Utilities
Shares sold	250,000	$14,846,384	500,000	$32,654,633
Shares redeemed	(150,000)	(8,900,459)	(1,000,000)	(58,079,232)

	100,000	$5,945,925	(500,000)	$(25,424,599)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares Global Consumer Discretionary ETF, iShares Global Healthcare ETF and iShares Global Materials ETF are able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

The iShares Global Comm Services ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF and iShares Global Utilities ETF are seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Funds paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Funds have accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:

Effective October 18, 2023, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 2024 under the same terms.

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Board Review and Approval of Investment Advisory Contract

iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	83

Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately

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Board Review and Approval of Investment Advisory Contract  (continued)

large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Global Utilities ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	85

Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately

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Board Review and Approval of Investment Advisory Contract  (continued)

large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	87

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Global Comm Services(a)	$0.453713	$—	$0.003303	$0.457016	99%	—%	1%	100%
Global Energy(a)	0.682758	—	0.030120	0.712878	96	—	4	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	89

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-300-0923

SEPTEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Asia 50 ETF | AIA | NASDAQ

•	iShares Blockchain and Tech ETF | IBLC | NYSE Arca

•	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ

•	iShares Europe ETF | IEV | NYSE Arca

•	iShares Future Metaverse Tech and Communications ETF | IVRS | NYSE Arca

•	iShares India 50 ETF | INDY | NASDAQ

•	iShares International Developed Property ETF | WPS | NYSE Arca

•	iShares International Developed Small Cap Value Factor ETF | ISVL | Cboe BZX

•	iShares International Dividend Growth ETF | IGRO | Cboe BZX

•	iShares Latin America 40 ETF | ILF | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc..

Total Returns as of September 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	5.18%	21.62%

U.S. small cap equities (Russell 2000® Index)	(0.19)	8.93

International equities (MSCI Europe, Australasia, Far East Index)	(1.28)	25.65

Emerging market equities (MSCI Emerging Markets Index)	(2.05)	11.70

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.50	4.47

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.98)	(2.90)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.05)	0.64

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.05)	2.66

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.22	10.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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Fund Summary as of September 30, 2023	iShares® Asia 50 ETF

Investment Objective

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&PAsia 50TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(9.20)%	13.63%	(0.36)%	3.88%	13.63%	(1.79)%	46.26%
Fund Market	(9.62)	13.88	(0.36)	3.88	13.88	(1.79)	46.35
Index	(8.80)	14.05	0.27	4.48	14.05	1.33	54.98

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/23)	(09/30/23)	the Period	(a)	(04/01/23)	(09/30/23)	the Period	(a)	Ratio

$ 1,000.00	$ 908.00	$ 2.39		$ 1,000.00	$ 1,022.50	$ 2.53		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Information Technology	38.7%
Financials	21.3
Consumer Discretionary	16.3
Communication Services	16.2
Materials	3.1
Industrials	1.8
Health Care	1.4
Real Estate	1.2

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

China	38.5%
Taiwan	25.6
South Korea	22.6
Hong Kong	8.4
Singapore	4.9

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Fund Summary as of September 30, 2023	iShares® Blockchain and Tech ETF

Investment Objective

The iShares Blockchain and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that are involved in the development, innovation, and utilization of blockchain and crypto technologies; as represented by the NYSE FactSet Global Blockchain Technologies Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(0.45)%	12.58%	(26.72)%	12.58%	(36.00)%
Fund Market	(0.41)	12.84	(26.55)	12.84	(35.79)
Index	(0.88)	10.83	(27.41)	10.83	(36.76)

The inception date of the Fund was April 25, 2022. The first day of secondary market trading was April 27, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/23)	(09/30/23)	the Period	(a)	(04/01/23)	(09/30/23)	the Period	(a)	Ratio

$ 1,000.00	$ 995.50	$ 2.34		$ 1,000.00	$ 1,022.70	$ 2.38		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Information Technology	73.5%
Financials	24.7
Other (each representing less than 1%)	1.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Coinbase Global Inc., Class A	13.3%
Riot Blockchain Inc.	11.7
Marathon Digital Holdings Inc.	9.8
Cleanspark Inc.	7.4
Applied Blockchain Inc.	5.6
International Business Machines Corp.	4.4
Advanced Micro Devices Inc.	4.3
Hut 8 Mining Corp.	4.3
PayPal Holdings Inc.	4.2
Nvidia Corp.	4.1

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2023	iShares® Emerging Markets Infrastructure ETF

Investment Objective

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest equities in the emerging markets infrastructure industry, as represented by the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.89)%	12.37%	(3.57)%	(1.96)%	12.37%	(16.62)%	(17.97)%
Fund Market	(2.41)	11.60	(3.56)	(2.04)	11.60	(16.56)	(18.60)
Index	(2.57)	12.71	(2.95)	(1.49)	12.71	(13.91)	(13.93)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/23)	(09/30/23)	the Period	(a)	(04/01/23)	(09/30/23)	the Period	(a)	Ratio

$ 1,000.00	$ 971.10	$ 2.96		$ 1,000.00	$ 1,022.00	$ 3.03		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Utilities	40.3%
Industrials	39.3
Energy	20.4

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	35.1%
Brazil	25.7
Mexico	17.6
Thailand	10.1
Qatar	4.9
United Arab Emirates	3.4
South Korea	3.2
Russia	0.0

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Fund Summary as of September 30, 2023	iShares® Europe ETF

Investment Objective

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.56)%	29.81%	3.96%	3.70%	29.81%	21.43%	43.84%
Fund Market	(2.43)	29.80	4.02	3.67	29.80	21.76	43.43
Index	(2.09)	29.26	4.22	4.00	29.26	22.93	47.99

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/23)	(09/30/23)	the Period	(a)	(04/01/23)	(09/30/23)	the Period	(a)	Ratio

$ 1,000.00	$ 974.40	$ 2.96		$ 1,000.00	$ 1,022.00	$ 3.03		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	18.2%
Health Care	16.1
Industrials	14.8
Consumer Staples	12.2
Consumer Discretionary	10.6
Materials	7.0
Energy	6.6
Information Technology	6.6
Utilities	4.0
Communication Services	3.2
Real Estate	0.7

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United Kingdom	24.1%
France	18.0
Switzerland	15.6
Germany	12.4
Netherlands	6.5
Denmark	5.0
Sweden	4.6
Spain	3.9
Italy	3.8
Belgium	1.5
Finland	1.4
Ireland	1.3
Norway	1.0
Other (each representing less than 1%)	0.9

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2023	iShares® Future Metaverse Tech and Communications ETF

Investment Objective

The iShares Future MetaverseTech andCommunications ETF(the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that provide products and services that are expected to contribute to the metaverse in areas including virtual platforms, social media, gaming, 3D software, digital assets, and virtual and augmented reality, as represented by the Morningstar Global Metaverse & Virtual Interaction Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6-Month Total Returns	Since Inception

Fund NAV	4.38%	9.41%
Fund Market	4.56	9.39
Index	4.88	9.89

The inception date of the Fund was February 14, 2023. The first day of secondary market trading was February 16, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/23)	(09/30/23)	the Period	(a)	(04/01/23)	(09/30/23)	the Period	(a)	Ratio

$ 1,000.00	$ 1,043.80	$ 2.40		$ 1,000.00	$ 1,022.70	$ 2.38		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Industry	Percent of Total Investments	(a)
Entertainment	30.1%
Software	29.9
Semiconductors & Semiconductor Equipment	14.5
Interactive Media & Services	12.8
Technology Hardware, Storage & Peripherals	6.9
Household Durables	5.4
Other (each representing less than 1%)	0.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	5.9%
Meta Platforms Inc., Class A	5.0
Nvidia Corp	4.8
Activision Blizzard Inc.	4.7
NetEase Inc.	4.6
Electronic Arts Inc.	4.6
Take-Two Interactive Software Inc.	4.6
ROBLOX Corp., Class A	4.6
Nintendo Co.. Ltd.	4.5
PTC Inc.	4.4

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Fund Summary as of September 30, 2023	iShares® India 50 ETF

Investment Objective

The iShares India 50 ETF(the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the Nifty 50 Index (the “Index”) and determined by the Index provider, NSE Indices Ltd.. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	9.65	%(a)	10.86%	8.27%	9.50%	10.86%	48.76%	147.93%
Fund Market	10.11		11.13	8.26	9.50	11.13	48.70	147.90
Index	12.84		13.70	10.72	11.32	13.70	66.38	192.13

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/23)	(09/30/23)	the Period	(a)	(04/01/23)	(09/30/23)	the Period	(a)	Ratio

$ 1,000.00	$ 1,096.50	$ 4.66		$ 1,000.00	$ 1,020.60	$ 4.50		0.89%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	36.0%
Information Technology	13.8
Energy	11.2
Consumer Staples	9.3
Consumer Discretionary	7.8
Materials	6.8
Industrials	5.9
Health Care	4.1
Communication Services	2.7
Utilities	2.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

HDFC Bank Ltd.	13.3%
Reliance Industries Ltd.	9.2
ICICI Bank Ltd.	7.7
Infosys Ltd.	5.9
ITC Ltd.	4.6
Larsen & Toubro Ltd.	4.2
Tata Consultancy Services Ltd.	4.2
Axis Bank Ltd.	3.3
Kotak Mahindra Bank Ltd.	3.0
Bharti Airtel Ltd.	2.7

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2023	iShares® International Developed Property ETF

Investment Objective

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex-U.S. Property IndexTM (the “Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may notholdall of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.98)%	2.78%	(3.71)%	0.05%	2.78%	(17.24)%	0.53%
Fund Market	(5.08)	2.83	(3.71)	0.00	2.83	(17.24)	0.03
Index	(4.38)	2.90	(3.59)	0.14	2.90	(16.69)	1.36

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/23)	(09/30/23)	the Period	(a)	(04/01/23)	(09/30/23)	the Period	(a)	Ratio

$ 1,000.00	$ 950.20	$ 2.34		$ 1,000.00	$ 1,022.60	$ 2.43		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Real Estate Operating Companies	20.2%
Diversified Real Estate Activities	19.5
Industrial REITs	14.3
Retail REITs	13.4
Diversified REITs	11.6
Office REITs	8.4
Multi-Family Residential REITs	4.0
Real Estate Development	3.5
Health Care REITs	1.8
Hotel & Resort REITs	1.5
Self Storage REITs	1.0
Other (each representing less than 1%)	0.8

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	31.6%
Australia	12.9
Hong Kong	10.8
United Kingdom	9.3
Singapore	8.5
Germany	5.0
Sweden	3.9
Canada	3.5
France	3.3
Switzerland	2.8
Belgium	2.4
Israel	2.3
Other (each representing less than 1%)	3.7

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Fund Summary as of September 30, 2023	iShares® International Developed Small Cap Value Factor ETF

Investment Objective

The iShares International Developed Small Cap Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed market small-capitalization stocks, excluding the U.S. and Korea, with prominent value characteristics, as represented by the FTSE Developedex USex Korea SmallCap Focused Value Index (the”Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(1.06)%	23.01%	(1.48)%	23.01%	(3.70)%
Fund Market	(1.18)	23.17	(1.35)	23.17	(3.37)
Index	(0.43)	23.23	(1.15)	23.23	(2.88)

The inception date of the Fund was March 23, 2021. The first day of secondary market trading was March 25, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would payon fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/23)	(09/30/23)	the Period	(a)	(04/01/23)	(09/30/23)	the Period	(a)	Ratio

$ 1,000.00	$ 989.40	$ 1.54		$ 1,000.00	$ 1,023.50	$ 1.57		0.31%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Industrials	23.9%
Financials	15.6
Materials	13.4
Real Estate	11.6
Consumer Discretionary	9.9
Consumer Staples	6.4
Energy	4.9
Information Technology	4.6
Utilities	3.6
Health Care	3.5
Communication Services	2.6

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)
Japan	25.2%
Canada	16.1
United Kingdom	14.6
Switzerland	7.7
Australia	6.4
Sweden	4.3
Denmark	3.4
Spain	3.2
Germany	2.9
France	2.7
Austria	2.2
Belgium	2.0
Finland	2.0
Italy	2.0
Netherlands	1.3
Singapore	1.0
Other (each representing less than 1%)	3.0

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2023	iShares® International Dividend Growth ETF

Investment Objective

The iShares International Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of international equities with a history of consistently growing dividends, as represented by the Morningstar Global ex-US Dividend Growth IndexSM (the ”Index”). The Fund invests in are presentative sample of securities included in the Index that collectively has an investment profile similar to the Index.Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	0.06%	20.78%	3.94%	5.60%	20.78%	21.33%	49.44%
Fund Market	(0.37)	20.33	3.87	5.56	20.33	20.93	49.08
Index	0.49	20.51	3.98	5.61	20.51	21.54	49.50

The inception date of the Fund was May 17, 2016. The first day of secondary market trading was May 19, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would payon fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/23)	(09/30/23)	the Period	(a)	(04/01/23)	(09/30/23)	the Period	(a)	Ratio

$ 1,000.00	$ 1,000.60	$ 0.75		$ 1,000.00	$ 1,024.30	$ 0.76		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	27.7%
Health Care	16.1
Consumer Staples	12.7
Industrials	12.5
Utilities	8.9
Information Technology	6.7
Materials	5.5
Energy	3.1
Consumer Discretionary	2.6
Communication Services	2.6
Real Estate	1.6

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Canada	20.2%
Japan	18.9
Switzerland	12.3
United Kingdom	11.7
China	6.2
Germany	5.4
France	4.6
Denmark	3.8
Spain	2.7
Hong Kong	2.5
India	2.4
Australia	2.1
Netherlands	1.2
Other (each representing less than 1%)	6.0

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Fund Summary as of September 30, 2023	iShares® Latin America 40 ETF

Investment Objective

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	8.94%	18.55%	1.57%	0.02%	18.55%	8.11%	0.16%
Fund Market	9.03	18.63	1.60	0.01	18.63	8.26	0.08
Index	9.33	19.27	1.92	0.42	19.27	9.96	4.27

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would payon fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/23)	(09/30/23)	the Period	(a)	(04/01/23)	(09/30/23)	the Period	(a)	Ratio

$ 1,000.00	$ 1,089.40	$ 2.51		$ 1,000.00	$ 1,022.60	$ 2.43		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	31.6%
Materials	20.3
Energy	15.1
Consumer Staples	14.4
Industrials	7.4
Communication Services	4.9
Utilities	2.7
Consumer Discretionary	1.3
Health Care	1.2
Real Estate	1.1

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Brazil	61.9%
Mexico	26.6
Chile	6.2
Peru	3.5
Colombia	1.8

F U N D S U M M A R Y	13

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) September 30, 2023	iShares® Asia 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 38.4%
Alibaba Group Holding Ltd.(a)	10,050,000	$108,963,929
ANTA Sports Products Ltd.	773,800	8,658,308
Baidu Inc.(a)	1,472,200	24,778,112
Bank of China Ltd., Class H	54,392,000	18,948,971
BYD Co. Ltd., Class H	607,000	18,701,802
China Construction Bank Corp., Class H	64,003,960	35,979,936
China Merchants Bank Co. Ltd., Class H	2,150,000	8,925,946
Industrial & Commercial Bank of China Ltd., Class H	46,163,115	22,141,713
JD.com Inc., Class A	1,598,900	23,262,124
Kuaishou Technology(a)(b)	1,625,000	12,928,026
Li Auto Inc.(a)	739,100	13,189,709
Li Ning Co. Ltd.	1,526,000	6,372,089
Meituan, Class B(a)(b)	2,823,680	40,876,128
NetEase Inc.	1,213,600	24,334,184
Ping An Insurance Group Co. of China Ltd., Class H	4,058,500	23,018,372
Tencent Holdings Ltd.(c)	4,036,600	156,474,487
Wuxi Biologics Cayman Inc.(a)(b)	2,322,000	13,495,133
Xiaomi Corp., Class B(a)(b)	9,981,400	15,636,930

		576,685,899

Hong Kong — 8.4%
AIA Group Ltd.	7,490,400	60,575,929
CK Hutchison Holdings Ltd.	1,743,648	9,257,178
Hong Kong Exchanges & Clearing Ltd.	773,500	28,706,720
Link REIT	1,666,460	8,148,208
Sun Hung Kai Properties Ltd.(c)	980,000	10,456,557
Techtronic Industries Co. Ltd.	859,500	8,297,257

		125,441,849

Singapore — 4.9%
DBS Group Holdings Ltd.	1,195,100	29,351,221
Oversea-Chinese Banking Corp. Ltd.	2,525,674	23,620,227
United Overseas Bank Ltd.	998,000	20,786,444

		73,757,892

South Korea — 20.9%
Celltrion Inc.(c)	75,230	7,762,756
Hyundai Motor Co.	89,435	12,646,462
KB Financial Group Inc.	242,612	9,895,388
Kia Corp.	164,752	9,916,468
LG Chem Ltd.	30,764	11,263,814
LG Energy Solution(a)(c)	25,875	9,125,036
NAVER Corp.	97,801	14,622,684
POSCO Holdings Inc.	48,408	19,071,241
Samsung Electronics Co. Ltd.	3,336,319	168,664,633
Samsung SDI Co. Ltd.	33,994	12,846,756
Shinhan Financial Group Co. Ltd.	320,302	8,429,763
SK Hynix Inc.	349,733	29,610,021

		313,855,022

Taiwan — 25.5%
Cathay Financial Holding Co. Ltd.	6,297,235	8,695,141
Chunghwa Telecom Co. Ltd.	2,454,551	8,822,574
CTBC Financial Holding Co. Ltd.	12,738,359	9,678,278

Security	Shares	Value

Taiwan (continued)
Delta Electronics Inc.	1,250,000	$12,589,900
Formosa Plastics Corp.	3,105,071	7,675,955
Fubon Financial Holding Co. Ltd.	5,502,780	10,360,236
Hon Hai Precision Industry Co. Ltd.	7,826,052	25,225,203
MediaTek Inc.	1,040,112	23,779,934
Nan Ya Plastics Corp.	3,662,510	7,555,849
Taiwan Semiconductor Manufacturing Co. Ltd.	15,840,343	258,296,322
United Microelectronics Corp.	7,563,000	10,619,710

		383,299,102

Total Common Stocks — 98.1% (Cost: $1,631,093,772)		1,473,039,764

Preferred Stocks

South Korea — 1.6%
Hyundai Motor Co., Series 2, Preference Shares, NVS	23,473	1,840,038
LG Chem Ltd., Preference Shares, NVS	5,001	1,150,587
Samsung Electronics Co. Ltd., Preference Shares, NVS	535,249	21,563,288

		24,553,913

Total Preferred Stocks — 1.6% (Cost: $23,671,006)		24,553,913

Total Long-Term Investments — 99.7% (Cost: $1,654,764,778)		1,497,593,677

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	5,373,301	5,374,913
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	1,310,000	1,310,000

Total Short-Term Securities — 0.4% (Cost: $6,684,376)		6,684,913

Total Investments — 100.1% (Cost: $1,661,449,154)		1,504,278,590

Liabilities in Excess of Other Assets — (0.1)%		(1,797,775)

Net Assets — 100.0%		$1,502,480,815

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Asia 50 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,372,175	(a)	$—	$2,201	$537	$5,374,913	5,373,301	$16,549	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	700,000	610,000	(a)	—	—	—	1,310,000	1,310,000	30,705		—

					$2,201	$537	$6,684,913		$47,254		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	27	10/30/23	$1,543	$24,304
MSCI China Index	85	12/15/23	1,885	(46,442)
MSCI Emerging Markets Index	23	12/15/23	1,099	(31,595)

				$(53,733)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$24,304	$—	$—	$—	$24,304

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$78,037	$—	$—	$—	$78,037

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$35,085	$—	$—	$—	$35,085

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(230,299)	$—	$—	$—	$(230,299)

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Asia 50 ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,930,169

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund_s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,473,039,764	$—	$1,473,039,764
Preferred Stocks	—	24,553,913	—	24,553,913
Short-Term Securities
Money Market Funds	6,684,913	—	—	6,684,913

	$6,684,913	$1,497,593,677	$—	$1,504,278,590

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$24,304	$—	$24,304
Liabilities
Equity Contracts	(31,595)	(46,442)	—	(78,037)

	$(31,595)	$(22,138)	$—	(53,733)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) September 30, 2023	iShares® Blockchain and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Broadline Retail — 0.6%
GoTo Gojek Tokopedia Tbk PT(a)	7,343,200	$40,176

Capital Markets — 17.3%
Allfunds Group PLC	3,848	21,192
Bakkt Holdings Inc.(a)(b)	71,846	84,060
Coinbase Global Inc., Class A(a)(b)	12,777	959,297
Galaxy Digital Holdings Ltd.(a)	25,820	94,859
Robinhood Markets Inc., Class A(a)	4,400	43,164
SBI Holdings Inc.	2,200	46,301
Voyager Digital Ltd.(a)(c)	57,043	—

		1,248,873

Financial Services — 7.3%
Block Inc.(a)	5,034	222,805
PayPal Holdings Inc.(a)	5,225	305,453

		528,258

Hotels, Restaurants & Leisure — 0.1%
Everi Holdings Inc.(a)	795	10,510

Interactive Media & Services — 1.0%
Z Holdings Corp.	25,000	69,353

IT Services — 5.9%
DXC Technology Co.(a)(b)	1,888	39,327
International Business Machines Corp.	2,245	314,974
NTT Data Corp.	5,400	72,259

		426,560

Professional Services — 0.2%
SOS Ltd., ADR, ADR(a)	2,783	12,190

Semiconductors & Semiconductor Equipment — 9.1%
Advanced Micro Devices Inc.(a)	3,035	312,059
Ambarella Inc.(a)	346	18,348
Amlogic Shanghai Co. Ltd.(a)	2,356	20,380
Goke Microelectronics Co. Ltd.	1,200	11,963
Nvidia Corp.	686	298,403

		661,153

Software — 54.4%
Applied Blockchain Inc., NVS(a)	64,651	403,422
Bit Digital Inc.(a)(b)	83,344	178,356
Bitdeer Technologies Group, NVS	3,450	33,258
Bitfarms Ltd./Canada(a)(b)	224,076	239,761

Security	Shares	Value

Software (continued)
Cipher Mining Inc.(a)(b)	40,900	$95,297
Cleanspark Inc.(a)(b)	140,441	535,080
Hive Digital Technologies Ltd., NVS(b)	77,926	240,012
Hut 8 Mining Corp.(a)(b)	157,187	306,515
Iris Energy Ltd.(a)(b)	39,015	144,746
Marathon Digital Holdings Inc.(a)(b)	83,042	705,857
Northern Data AG(a)	2,700	65,811
Riot Blockchain Inc.(a)	90,263	842,154
Terawulf Inc.(a)	114,429	144,181

		3,934,450

Technology Hardware, Storage & Peripherals — 3.8%
Canaan Inc., ADR(a)(b)	140,623	255,934
GRG Banking Equipment Co. Ltd., Class A	9,700	16,147

		272,081

Total Long-Term Investments — 99.7% (Cost: $6,873,114)		7,203,604

Short-Term Securities

Money Market Funds — 32.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	2,328,565	2,329,263
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	10,000	10,000

Total Short-Term Securities — 32.4% (Cost: $2,338,939)		2,339,263

Total Investments — 132.1% (Cost: $9,212,053)		9,542,867

Liabilities in Excess of Other Assets — (32.1)%		(2,316,401)

Net Assets — 100.0%		$7,226,466

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Blockchain and Tech ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,274,838	$ 54,437	(a)	$—	$(205)	$193	$2,329,263	2,328,565	$51,058	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(a)	—	—	—	10,000	10,000	150		—

					$(205)	$193	$2,339,263		$51,208		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	12/15/23	$9	$(393)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$393	$—	$—	$—	$393

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,134	$—	$—	$—	$1,134

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,143)	$—	$—	$—	$(1,143)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,497

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Blockchain and Tech ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$6,840,022	$363,582	$—	$7,203,604
Short-Term Securities
Money Market Funds	2,339,263	—	—	2,339,263

	$9,179,285	$363,582	$—	$9,542,867

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(393)	$—	$—	$(393)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® Emerging Markets Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 22.1%
CCR SA	256,200	$656,995
Centrais Eletricas Brasileiras SA, ADR	204,277	1,493,265
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	67,440	817,373
Cia. Paranaense de Energia, ADR	73,040	640,561
Ultrapar Participacoes SA, ADR	262,100	961,907

		4,570,101

China — 34.8%
Beijing Capital International Airport Co. Ltd., Class H(a)	440,000	203,486
CGN Power Co. Ltd., Class H(b)	2,100,000	543,649
China Gas Holdings Ltd.	580,000	546,717
China Longyuan Power Group Corp. Ltd., Class H	660,000	572,401
China Merchants Port Holdings Co. Ltd.	332,000	412,688
China Oilfield Services Ltd., Class H	656,000	785,066
China Resources Gas Group Ltd.	178,000	520,483
China Resources Power Holdings Co. Ltd.	352,000	669,738
China Suntien Green Energy Corp. Ltd., Class H(c)	660,000	227,902
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	470,000	511,621
COSCO SHIPPING Ports Ltd.(c)	382,000	248,855
Guangdong Investment Ltd.	556,000	423,777
Jiangsu Expressway Co. Ltd., Class H	318,000	286,831
Kunlun Energy Co. Ltd.	788,000	678,117
Shenzhen Expressway Co. Ltd., Class H	160,000	130,518
Shenzhen International Holdings Ltd.	347,499	213,844
Zhejiang Expressway Co. Ltd., Class H	304,000	226,205

		7,201,898

Mexico — 17.4%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	8,920	775,237
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10,140	1,666,712
Grupo Aeroportuario del Sureste SAB de CV, ADR	4,740	1,164,665

		3,606,614

Qatar — 4.8%
Qatar Gas Transport Co. Ltd.	981,600	1,001,909

South Korea — 3.1%
Korea Electric Power Corp., ADR(a)(c)	101,360	652,758

Thailand — 10.1%
Airports of Thailand PCL, NVDR(a)	1,090,000	2,085,403

United Arab Emirates — 3.4%
ADNOC Drilling Co. PJSC	636,380	696,491

Total Common Stocks — 95.7% (Cost: $18,472,052)		19,815,174

Security	Shares	Value

Preferred Stocks

Brazil — 3.4%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	289,220	$699,913

Russia — 0.0%
Transneft PJSC, Preference Shares, NVS(a)(d)	640	—

Total Preferred Stocks — 3.4% (Cost: $1,989,239)		699,913

Total Long-Term Investments — 99.1% (Cost: $20,461,291)		20,515,087

Short-Term Securities

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	695,875	696,084
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(e)(f)	10,000	10,000

Total Short-Term Securities — 3.4% (Cost: $705,878)		706,084

Total Investments — 102.5% (Cost: $21,167,169)		21,221,171

Liabilities in Excess of Other Assets — (2.5)%		(521,495)

Net Assets — 100.0%		$20,699,676

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Emerging Markets Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$951,005	$—	$(254,800	)(a)	$(298)	$177	$696,084	695,875	$2,241	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—	(30,000	)(a)	—	—	10,000	10,000	3,824		—

					$(298)	$177	$706,084		$6,065		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	3	12/15/23	$143	$(1)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1	$—	$—	$—	$1

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$13,238	$—	$—	$—	$3,238

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,986)	$—	$—	$—	$(1,986)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$246,295
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Emerging Markets Infrastructure ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the inputl evels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$9,525,964	$10,289,210	$—	$19,815,174
Preferred Stocks	699,913	—	—	699,913
Short-Term Securities
Money Market Funds	706,084	—	—	706,084

	$10,931,961	$10,289,210	$—	$21,221,171

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1)	$—	$—	$(1)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) September 30, 2023	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.3%
Erste Group Bank AG	61,110	$2,110,548
OMV AG	24,792	1,184,179
Verbund AG	14,289	1,162,433

		4,457,160

Belgium — 1.5%
Ageas SA/NV	29,227	1,203,755
Anheuser-Busch InBev SA/NV	178,553	9,898,290
Argenx SE(a)	10,028	4,901,959
Groupe Bruxelles Lambert NV	17,184	1,278,665
KBC Group NV	56,901	3,542,463
Solvay SA	12,415	1,371,972
UCB SA	21,288	1,743,684
Umicore SA	34,159	808,768

		24,749,556

Denmark — 5.0%
AP Moller - Maersk A/S, Class A	450	796,364
AP Moller - Maersk A/S, Class B, NVS	805	1,448,110
Carlsberg A/S, Class B	16,512	2,081,915
Chr Hansen Holding A/S	17,083	1,045,018
Coloplast A/S, Class B	19,587	2,072,638
Danske Bank A/S	115,039	2,669,593
DSV A/S	30,683	5,717,492
Genmab A/S(a)	11,286	3,995,815
GN Store Nord A/S(a)	25,785	463,593
Novo Nordisk A/S	553,859	50,429,516
Novozymes A/S, Class B	36,059	1,450,829
Orsted A/S(b)	32,575	1,772,183
Pandora A/S	14,332	1,478,937
Tryg A/S	59,555	1,089,820
Vestas Wind Systems A/S(a)	172,543	3,691,365

		80,203,188

Finland — 1.4%
Elisa OYJ	24,826	1,151,260
Fortum OYJ	76,627	888,648
Kesko OYJ, Class B	47,048	842,923
Kone OYJ, Class B	69,094	2,911,624
Metso OYJ	121,724	1,276,503
Neste OYJ	73,791	2,499,200
Nokia OYJ	904,583	3,401,297
Sampo OYJ, Class A	79,849	3,451,991
Stora Enso OYJ, Class R	102,387	1,283,254
UPM-Kymmene OYJ	91,432	3,130,710
Wartsila OYJ Abp	84,723	960,244

		21,797,654

France — 18.0%
Accor SA	29,171	981,149
Air Liquide SA	89,722	15,112,011
Airbus SE	105,611	14,135,872
Alstom SA	53,230	1,265,128
ArcelorMittal SA	78,889	1,975,069
Arkema SA	10,958	1,078,712
AXA SA	297,408	8,823,757
BNP Paribas SA	186,074	11,831,752
Bouygues SA	32,594	1,139,636
Bureau Veritas SA	48,458	1,201,569
Capgemini SE	26,692	4,657,588
Carrefour SA	98,053	1,684,070

Security	Shares	Value

France (continued)
Cie. de Saint-Gobain	87,813	$5,255,641
Cie. Generale des Etablissements Michelin SCA	122,012	3,734,416
Credit Agricole SA	191,790	2,358,020
Danone SA	107,697	5,940,323
Dassault Systemes SE	115,767	4,299,867
Edenred	41,158	2,574,681
Eiffage SA	13,043	1,238,010
Engie SA	309,625	4,748,458
EssilorLuxottica SA	48,953	8,515,159
Eurofins Scientific SE	21,902	1,234,335
Euronext NV(b)	16,994	1,182,088
Gecina SA	9,223	940,359
Getlink SE	55,589	886,194
Hermes International	5,787	10,548,701
Kering SA	12,073	5,485,522
Legrand SA	44,757	4,112,554
L’Oreal SA	39,480	16,360,988
LVMH Moet Hennessy Louis Vuitton SE	44,722	33,757,526
Orange SA	311,341	3,571,164
Pernod Ricard SA	34,148	5,685,297
Publicis Groupe SA	39,486	2,988,799
Renault SA	34,337	1,404,949
Safran SA	59,131	9,266,370
Sanofi	191,659	20,579,433
Sartorius Stedim Biotech	4,047	962,795
Schneider Electric SE	92,242	15,200,750
Societe Generale SA	125,291	3,031,742
Sodexo SA	14,213	1,463,194
Teleperformance	9,871	1,239,367
Thales SA	16,205	2,277,501
TotalEnergies SE	398,008	26,168,755
Unibail-Rodamco-Westfield, New(a)	18,483	908,910
Valeo	39,913	684,905
Veolia Environnement SA	104,170	3,011,153
Vinci SA	86,997	9,624,567
Vivendi SE	105,858	927,116
Worldline SA/France(a)(b)	42,287	1,187,050

		287,242,972

Germany — 11.8%
adidas AG	28,369	4,976,166
Allianz SE, Registered	69,090	16,441,770
BASF SE	152,787	6,915,895
Bayer AG, Registered	168,294	8,082,216
Bayerische Motoren Werke AG	49,661	5,043,924
Beiersdorf AG	16,907	2,180,818
Brenntag SE	26,467	2,047,929
Commerzbank AG	180,400	2,047,421
Continental AG	18,467	1,297,530
Covestro AG(a)(b)	32,837	1,765,807
Daimler Truck Holding AG	88,815	3,075,152
Delivery Hero SE(a)(b)	34,612	988,293
Deutsche Bank AG, Registered	350,979	3,857,354
Deutsche Boerse AG	32,548	5,620,935
Deutsche Post AG, Registered	161,321	6,545,683
Deutsche Telekom AG, Registered	600,913	12,605,228
E.ON SE	383,596	4,536,410
Fresenius Medical Care AG & Co. KGaA	34,187	1,469,766
Fresenius SE & Co. KGaA	69,570	2,160,859
GEA Group AG	27,215	1,002,991
Hannover Rueck SE	10,423	2,287,002

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
HeidelbergCement AG	23,888	$1,850,134
HelloFresh SE(a)	28,190	837,652
Henkel AG & Co. KGaA	16,759	1,056,683
Infineon Technologies AG	223,711	7,409,473
LEG Immobilien SE(a)	13,093	900,369
Mercedes-Benz Group AG	137,451	9,566,140
Merck KGaA	22,094	3,683,232
MTU Aero Engines AG	9,337	1,691,019
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,378	9,104,621
Puma SE	16,750	1,035,692
Rheinmetall AG	7,462	1,919,610
RWE AG	115,956	4,304,262
SAP SE	174,673	22,610,028
Siemens AG, Registered	128,821	18,409,633
Siemens Healthineers AG(b)	48,308	2,443,508
Symrise AG, Class A	22,860	2,176,245
Volkswagen AG	4,817	632,605
Vonovia SE	139,553	3,343,453
Zalando SE(a)(b)	37,670	836,965

		188,760,473

Ireland — 1.3%
Bank of Ireland Group PLC	164,150	1,604,666
CRH PLC	125,434	6,915,696
Flutter Entertainment PLC, Class DI(a)	30,253	4,935,182
Kerry Group PLC, Class A	26,039	2,175,674
Kingspan Group PLC	25,796	1,926,528
Ryanair Holdings PLC, ADR(a)(c)	17,385	1,689,996
Smurfit Kappa Group PLC	43,979	1,460,972

		20,708,714

Italy — 3.8%
Assicurazioni Generali SpA	189,656	3,871,332
Banco BPM SpA	259,558	1,236,146
Enel SpA	1,323,620	8,117,420
Eni SpA	417,768	6,710,945
Ferrari NV	21,616	6,372,083
FinecoBank Banca Fineco SpA	101,274	1,222,911
Intesa Sanpaolo SpA	2,770,297	7,095,331
Mediobanca Banca di Credito Finanziario SpA	107,878	1,422,274
Moncler SpA	35,501	2,057,460
Nexi SpA(a)(b)	146,733	894,055
Prysmian SpA	47,231	1,895,771
Snam SpA	343,843	1,613,404
Stellantis NV	378,997	7,257,196
Telecom Italia SpA/Milano(a)	1,964,435	612,640
Tenaris SA	75,091	1,186,134
Terna - Rete Elettrica Nazionale	235,132	1,768,530
UniCredit SpA	309,203	7,367,188

		60,700,820

Netherlands — 6.4%
ABN AMRO Bank NV, CVA(b)	72,553	1,025,359
Adyen NV(a)(b)	5,298	3,928,116
Aegon NV	241,930	1,166,033
Akzo Nobel NV	29,094	2,097,632
ASM International NV	7,767	3,243,441
ASML Holding NV	69,171	40,724,426
BE Semiconductor Industries NV	13,901	1,359,607
EXOR NV, NVS	17,753	1,570,229
Ferrovial SE	85,327	2,607,336

Security	Shares	Value

Netherlands (continued)
Heineken Holding NV	18,000	$1,356,502
Heineken NV	43,416	3,827,620
IMCD NV	9,614	1,215,543
ING Groep NV	620,041	8,172,182
Koninklijke Ahold Delhaize NV	166,703	5,024,376
Koninklijke KPN NV	574,039	1,891,266
Koninklijke Philips NV(a)(c)	159,083	3,174,063
NN Group NV	49,202	1,577,326
Prosus NV(a)	259,689	7,652,003
QIAGEN NV(a)	40,058	1,616,323
Randstad NV	20,773	1,147,627
Universal Music Group NV	131,137	3,422,173
Wolters Kluwer NV	44,114	5,341,121

		103,140,304

Norway — 1.0%
Aker BP ASA	53,115	1,466,614
DNB Bank ASA	153,269	3,079,445
Equinor ASA	169,773	5,563,806
Mowi ASA	75,444	1,333,494
Norsk Hydro ASA	226,461	1,417,157
Orkla ASA	128,008	956,083
Telenor ASA	110,092	1,248,513
Yara International ASA	27,474	1,037,409

		16,102,521

Portugal — 0.3%
EDP - Energias de Portugal SA	516,659	2,148,240
Galp Energia SGPS SA	74,496	1,103,443
Jeronimo Martins SGPS SA	47,432	1,065,238

		4,316,921

Singapore — 0.3%
STMicroelectronics NV, New	112,103	4,832,053

Spain — 3.9%
ACS Actividades de Construccion y Servicios SA	34,310	1,233,434
Aena SME SA(b)	12,717	1,913,623
Amadeus IT Group SA	77,173	4,661,456
Banco Bilbao Vizcaya Argentaria SA	1,019,248	8,248,701
Banco Santander SA	2,799,493	10,660,662
CaixaBank SA	693,983	2,764,822
Cellnex Telecom SA(b)	99,749	3,469,470
Enagas SA	40,348	668,143
Endesa SA	52,455	1,067,534
Grifols SA(a)	49,056	635,368
Iberdrola SA	989,930	11,071,820
Industria de Diseno Textil SA	191,701	7,133,586
Naturgy Energy Group SA	30,808	838,136
Redeia Corp. SA	72,128	1,134,669
Repsol SA	221,527	3,643,899
Telefonica SA	982,511	4,013,893

		63,159,216

Sweden — 4.6%
Alfa Laval AB	49,604	1,699,328
Assa Abloy AB, Class B	170,071	3,695,399
Atlas Copco AB, Class A	442,881	5,948,187
Atlas Copco AB, Class B	269,696	3,154,106
Boliden AB	45,646	1,309,894
Electrolux AB, Class B(a)	39,792	410,058
Embracer Group AB, Class B(a)(c)	146,531	292,262
Epiroc AB, Class A	107,371	2,038,680

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class B	64,326	$1,029,042
EQT AB	58,889	1,160,289
Essity AB, Class B	100,437	2,166,148
Evolution AB(b)	32,871	3,316,987
Getinge AB, Class B	36,495	641,304
H & M Hennes & Mauritz AB, Class B	105,728	1,499,244
Hexagon AB, Class B	363,606	3,094,554
Industrivarden AB, Class A	29,662	782,163
Industrivarden AB, Class C	30,164	794,854
Investor AB, Class B	312,107	5,975,136
Kinnevik AB, Class B(a)	42,614	423,196
Nibe Industrier AB, Class B	265,635	1,736,653
Nordea Bank Abp	613,166	6,722,585
Sandvik AB	185,336	3,410,247
Skandinaviska Enskilda Banken AB, Class A	282,625	3,369,414
Skanska AB, Class B	65,370	1,073,411
SKF AB, Class B	62,006	1,029,395
Svenska Cellulosa AB SCA, Class B	100,330	1,373,730
Svenska Handelsbanken AB, Class A	269,852	2,401,113
Swedbank AB, Class A	156,664	2,879,704
Tele2 AB, Class B	89,853	687,149
Telefonaktiebolaget LM Ericsson, Class B	528,030	2,572,435
Telia Co. AB	400,907	826,950
Volvo AB, Class B	272,112	5,604,864

		73,118,481

Switzerland — 15.6%
ABB Ltd., Registered	277,270	9,896,648
Adecco Group AG, Registered	27,662	1,136,164
Alcon Inc.	85,378	6,588,397
Baloise Holding AG, Registered	7,875	1,140,113
Barry Callebaut AG, Registered	659	1,047,970
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	185	2,055,820
Chocoladefabriken Lindt & Spruengli AG, Registered	18	1,970,923
Cie. Financiere Richemont SA, Class A, Registered	89,188	10,861,602
DSM-Firmenich AG	35,499	2,999,767
Geberit AG, Registered	5,727	2,855,926
Givaudan SA, Registered	1,365	4,444,209
Holcim AG	91,273	5,842,285
Julius Baer Group Ltd.	35,415	2,266,839
Kuehne + Nagel International AG, Registered	9,464	2,689,012
Logitech International SA, Registered	29,058	1,999,144
Lonza Group AG, Registered	12,724	5,885,448
Nestle SA, Registered	457,385	51,774,151
Novartis AG, Registered	355,667	36,323,784
Partners Group Holding AG	3,799	4,264,736
Roche Holding AG, Bearer	4,484	1,317,340
Roche Holding AG, NVS	120,353	32,856,493
Schindler Holding AG, Participation Certificates, NVS	6,829	1,360,335
Schindler Holding AG, Registered	3,603	693,248
SGS SA	26,027	2,184,331
Siemens Energy AG(a)	87,594	1,141,586
SIG Group AG	57,400	1,414,072
Sika AG, Registered	26,323	6,669,215
Sonova Holding AG, Registered	8,629	2,042,283
Straumann Holding AG	19,962	2,540,742
Swatch Group AG (The), Bearer	4,958	1,269,853
Swatch Group AG (The), Registered	8,909	435,107
Swiss Life Holding AG, Registered	5,197	3,233,460
Swiss Prime Site AG, Registered	12,636	1,156,810

Security	Shares	Value

Switzerland (continued)
Swiss Re AG	49,365	$5,069,803
Swisscom AG, Registered	4,263	2,531,327
Temenos AG, Registered	11,549	807,740
UBS Group AG, Registered	521,905	12,855,663
VAT Group AG(b)	4,477	1,597,587
Zurich Insurance Group AG	25,164	11,513,924

		248,733,857

United Kingdom — 24.1%
3i Group PLC	166,291	4,185,650
abrdn PLC	333,701	630,491
Admiral Group PLC	46,769	1,351,607
Anglo American PLC	229,134	6,291,926
Antofagasta PLC	56,850	986,902
Ashtead Group PLC	77,972	4,728,424
Associated British Foods PLC	58,945	1,480,924
AstraZeneca PLC	265,986	35,877,365
Auto Trader Group PLC(b)	165,344	1,242,389
Aviva PLC	474,382	2,245,325
BAE Systems PLC	523,647	6,363,275
Barclays PLC	2,512,856	4,843,350
Barratt Developments PLC	165,651	888,159
Berkeley Group Holdings PLC	19,814	989,502
BP PLC	2,961,956	19,092,574
British American Tobacco PLC	383,002	12,025,757
British Land Co. PLC(The)	154,572	595,358
BT Group PLC	973,359	1,382,229
Bunzl PLC	56,863	2,025,105
Burberry Group PLC	67,644	1,567,643
Centrica PLC	1,021,913	1,922,127
Compass Group PLC	305,849	7,444,848
Croda International PLC	24,557	1,466,828
DCC PLC	17,974	1,006,356
Diageo PLC	383,472	14,137,882
Direct Line Insurance Group PLC(a)	227,766	476,493
DS Smith PLC	225,498	786,473
Entain PLC	109,426	1,241,089
Experian PLC	158,087	5,170,641
Glencore PLC	1,924,442	10,958,752
GSK PLC	701,747	12,697,265
Haleon PLC	852,550	3,533,893
Halma PLC	63,379	1,493,255
Hargreaves Lansdown PLC	57,639	542,093
HSBC Holdings PLC	3,429,775	26,839,303
IMI PLC	46,025	875,829
Imperial Brands PLC	158,762	3,220,711
Informa PLC	235,970	2,154,752
InterContinental Hotels Group PLC	31,239	2,310,258
Intermediate Capital Group PLC	50,996	855,990
Intertek Group PLC	27,976	1,399,052
J Sainsbury PLC	299,722	923,002
Johnson Matthey PLC	32,370	640,838
Kingfisher PLC	336,900	914,553
Land Securities Group PLC	125,075	896,541
Legal & General Group PLC	1,006,599	2,716,139
Lloyds Banking Group PLC	11,523,643	6,192,739
London Stock Exchange Group PLC	70,778	7,093,784
M&G PLC	395,901	948,545
Marks & Spencer Group PLC(a)	322,711	928,186
Melrose Industries PLC	229,162	1,306,314
Mondi PLC	83,676	1,395,871

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
National Grid PLC	633,767	$7,579,439
NatWest Group PLC, NVS	955,977	2,734,626
Next PLC	21,561	1,912,280
Ocado Group PLC(a)	124,399	904,491
Pearson PLC	119,314	1,258,852
Persimmon PLC	51,597	675,739
Phoenix Group Holdings PLC	162,517	952,443
Prudential PLC	470,408	5,056,570
Reckitt Benckiser Group PLC	126,172	8,897,742
RELX PLC	332,368	11,214,068
Rentokil Initial PLC	430,568	3,196,801
Rightmove PLC	141,221	963,734
Rio Tinto PLC	191,473	12,023,058
Rolls-Royce Holdings PLC(a)	1,441,824	3,863,197
Sage Group PLC(The)	182,895	2,200,941
Schroders PLC	151,104	746,646
Segro PLC	210,018	1,836,405
Severn Trent PLC	42,011	1,212,243
Shell PLC	1,147,319	36,363,376
Smith & Nephew PLC	148,315	1,840,673
Smiths Group PLC	60,270	1,186,594
Spirax-Sarco Engineering PLC	12,434	1,439,275
SSE PLC	187,397	3,672,293
St. James’s Place PLC	91,528	923,422
Standard Chartered PLC	409,570	3,767,032
Taylor Wimpey PLC	597,669	852,383
Tesco PLC	1,231,612	3,961,458
Unilever PLC	431,106	21,325,430
United Utilities Group PLC	117,958	1,363,005
Vodafone Group PLC	3,899,813	3,655,681
Weir Group PLC(The)	43,084	995,455
Whitbread PLC	34,293	1,443,491
WPP PLC	183,713	1,636,756

		384,939,956

Total Common Stocks — 99.3% (Cost: $1,715,998,651)		1,586,963,846

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,324	960,964

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	29,508	$2,101,249
Porsche Automobil Holding SE, Preference Shares, NVS	26,266	1,292,009
Sartorius AG, Preference Shares, NVS(c)	4,601	1,558,330
Volkswagen AG, Preference Shares, NVS	31,356	3,602,785

		9,515,337

Italy — 0.0%
Telecom Italia SpA, Preference Shares, NVS(a)	1,187,149	371,819

Total Preferred Stocks — 0.6% (Cost: $17,572,780)		9,887,156

Total Long-Term Investments — 99.9% (Cost: $1,733,571,431)		1,596,851,002

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	6,556,651	6,558,618
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	2,700,000	2,700,000

Total Short-Term Securities — 0.6% (Cost: $9,258,178)		9,258,618

Total Investments — 100.5% (Cost: $1,742,829,609)		1,606,109,620

Liabilities in Excess of Other Assets — (0.5)%		(7,284,981)

Net Assets — 100.0%		$1,598,824,639

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Europe ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,784,666	$2,774,151	(a)	$—	$1,531	$(1,730)	$6,558,618	6,556,651	$23,535	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,050,000	650,000	(a)	—	—	—	2,700,000	2,700,000	86,476		—

					$1,531	$(1,730)	$9,258,618		$110,011		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	20	12/15/23	$886	$(12,823)
FTSE 100 Index	6	12/15/23	559	(1,167)

				$(13,990)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$13,990	$—	$—	$—	$13,990

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$143,997	$—	$—	$—	$143,997

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(210,879)	$—	$—	$—	$(210,879)

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Europe ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,048,886

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,902,239	$1,584,061,607	$—	$1,586,963,846
Preferred Stocks	—	9,887,156	—	9,887,156
Short-Term Securities
Money Market Funds	9,258,618	—	—	4,517,853

	$12,160,857	$1,593,948,763	$—	$1,606,109,620

Derivative financial instruments(a)
Liabilities
Equity Contracts	$—	$(13,990)	$—	$(13,990)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) September 30, 2023	iShares® Future Metaverse Tech and Communications ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 0.2%
Arista Networks Inc.(a)	45	$8,277

Electronic Equipment, Instruments & Components — 0.1%
TDK Corp.	100	3,697

Entertainment — 30.1%
Activision Blizzard Inc.	2,795	261,696
Electronic Arts Inc.	2,121	255,368
Kakao Games Corp.(a)	2,281	42,996
NetEase Inc.	12,800	256,656
Nintendo Co. Ltd.	6,000	249,318
ROBLOX Corp., Class A(a)(b)	8,794	254,674
Take-Two Interactive Software Inc.(a)	1,816	254,948
Ubisoft Entertainment SA(a)	3,132	101,498

		1,677,154

Household Durables — 5.4%
Garmin Ltd.	535	56,282
Sony Group Corp.	3,000	245,327

		301,609

Interactive Media & Services — 12.7%
Alphabet Inc., Class A(a)	1,176	153,891
Bumble Inc., Class A(a)	23	343
JOYY Inc., ADR	8	305
Match Group Inc.(a)	52	2,037
Meta Platforms Inc., Class A(a)	923	277,094
Snap Inc., Class A, NVS(a)	3,650	32,521
Tencent Holdings Ltd.	6,300	244,213

		710,404

IT Services — 0.2%
Shopify Inc., Class A(a)	225	12,282

Semiconductors & Semiconductor Equipment — 14.4%
Advanced Micro Devices Inc.(a)	377	38,763
Intel Corp.	760	27,018
Micron Technology Inc.	2,301	156,537
Nvidia Corp.	613	266,649
Qualcomm Inc.	1,522	169,033
SK Hynix Inc.	1,741	147,401

		805,401

Security	Shares	Value

Software — 29.8%
Adobe Inc.(a)	74	$37,733
Ansys Inc.(a)	798	237,445
Aspen Technology Inc.(a)	4	817
Autodesk Inc.(a)	1,156	239,188
Dassault Systemes SE	6,548	243,209
Microsoft Corp.	524	165,453
PTC Inc.(a)	1,752	248,223
Salesforce Inc.(a)	218	44,206
Unity Software Inc.(a)	6,504	204,160
Zoom Video Communications Inc., Class A(a)	3,457	241,783

		1,662,217

Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	1,909	326,840
Samsung Electronics Co. Ltd.	1,135	57,379

		384,219

Total Long-Term Investments — 99.8% (Cost: $5,256,685)		5,565,260

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	247,150	247,225

Total Short-Term Securities — 4.4% (Cost: $247,249)		247,225

Total Investments — 104.2% (Cost: $5,503,934)		5,812,485

Liabilities in Excess of Other Assets — (4.2)%		(235,274)

Net Assets — 100.0%		$5,577,211

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Future Metaverse Tech and Communications ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$247,280	(a)	$—	(31	$(24)	$247,225	247,150	$115	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—		—	8		—

					$(31)	$(24)	$247,225		$123		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,973,566	$1,591,694	$—	$5,565,260
Short-Term Securities
Money Market Funds	247,225	—	—	247,225

	$4,220,791	$1,591,694	$—	$5,812,485

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) September 30, 2023	iShares® India 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 6.2%
Bajaj Auto Ltd.	72,602	$4,415,929
Eicher Motors Ltd.	87,772	3,636,298
Hero MotoCorp Ltd.	83,325	3,061,558
Mahindra & Mahindra Ltd.	572,953	10,699,229
Maruti Suzuki India Ltd.	85,052	10,844,072
Tata Motors Ltd.	1,129,247	8,541,514

		41,198,600

Banks — 31.0%
Axis Bank Ltd.	1,775,737	22,103,914
HDFC Bank Ltd.	4,804,969	88,122,643
ICICI Bank Ltd.	4,483,948	51,371,692
IndusInd Bank Ltd.	418,152	7,168,228
Kotak Mahindra Bank Ltd.	941,687	19,624,757
State Bank of India	2,457,175	17,650,145

		206,041,379

Chemicals — 2.0%
Asian Paints Ltd.	288,520	10,966,181
UPL Ltd.	322,603	2,388,785

		13,354,966

Construction & Engineering — 4.2%
Larsen & Toubro Ltd.	774,023	28,122,487

Construction Materials — 1.9%
Grasim Industries Ltd.	235,397	5,492,157
UltraTech Cement Ltd.	74,072	7,345,487

		12,837,644

Consumer Finance — 2.4%
Bajaj Finance Ltd.	170,705	16,011,875

Electric Utilities — 1.0%
Power Grid Corp. of India Ltd.	2,916,512	7,000,497

Financial Services — 1.0%
Bajaj Finserv Ltd.	347,395	6,422,577

Food Products — 2.2%
Britannia Industries Ltd.	75,710	4,134,526
Nestle India Ltd.	22,785	6,166,632
Tata Consumer Products Ltd.	386,645	4,075,211

		14,376,369

Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd.	64,188	3,963,514

Independent Power and Renewable Electricity Producers — 1.3%
NTPC Ltd.	3,038,691	8,969,100

Insurance — 1.5%
HDFC Life Insurance Co. Ltd.(a)	689,473	5,280,854
SBI Life Insurance Co. Ltd.(a)	288,923	4,532,080

		9,812,934

IT Services — 13.7%
HCL Technologies Ltd.	677,141	10,036,192
Infosys Ltd.	2,285,401	39,275,333
Larsen & Toubro Infotech Ltd.(a)	58,839	3,676,334
Tata Consultancy Services Ltd.	656,002	27,776,555
Tech Mahindra Ltd.	400,044	5,873,108
Wipro Ltd.	902,731	4,396,259

		91,033,781

Security	Shares	Value

Life Sciences Tools & Services — 0.6%
Divi’s Laboratories Ltd.	81,740	$3,697,623

Metals & Mining — 2.9%
Hindalco Industries Ltd.	936,990	5,530,665
JSW Steel Ltd.	595,006	5,565,998
Tata Steel Ltd.	5,157,145	7,976,575

		19,073,238

Oil, Gas & Consumable Fuels — 11.2%
Bharat Petroleum Corp. Ltd.	608,342	2,537,684
Coal India Ltd.	1,462,701	5,187,654
Oil & Natural Gas Corp. Ltd.	2,501,686	5,759,324
Reliance Industries Ltd.	2,165,989	60,982,675

		74,467,337

Personal Care Products — 2.5%
Hindustan Unilever Ltd.	571,682	16,954,392

Pharmaceuticals — 3.0%
Cipla Ltd.	336,579	4,800,284
Dr. Reddy’s Laboratories Ltd.	77,989	5,233,847
Sun Pharmaceutical Industries Ltd.	690,638	9,614,008

		19,648,139

Textiles, Apparel & Luxury Goods — 1.5%
Titan Co. Ltd.	266,983	10,099,178

Tobacco — 4.6%
ITC Ltd.	5,669,373	30,291,612

Trading Companies & Distributors — 0.9%
Adani Enterprises Ltd.	211,680	6,131,120

Transportation Infrastructure — 0.8%
Adani Ports & Special Economic Zone Ltd.	511,755	5,072,350

Wireless Telecommunication Services — 2.7%
Bharti Airtel Ltd.	1,615,077	17,986,019

Total Long-Term Investments — 99.7% (Cost: $601,080,889)		662,566,731

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(b)(c)	11,660,000	11,660,000

Total Short-Term Securities — 1.7% (Cost: $11,660,000)		11,660,000

Total Investments — 101.4% (Cost: $612,740,889)		674,226,731

Liabilities in Excess of Other Assets — (1.4)%		(9,520,579)

Net Assets — 100.0%		$664,706,152

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® India 50 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$11,660,000	(a)	$—	$—	$—	$11,660,000	11,660,000	$257,409	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IFSC Nifty 50 Index	69	10/26/23	$2,720	$(16,630)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$16,630	$—	$—	$—	$16,630

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$86,803	$—	$—	$—	$86,803

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(39,459)	$—	$—	$—	$(39,459)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,379,370

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® India 50 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$662,566,731	$—	$662,566,731
Short-Term Securities
Money Market Funds	11,660,000	—	—	11,660,000

	$11,660,000	$662,566,731	$—	$674,226,731

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(16,630)	$—	$—	$(16,630)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 12.8%
Abacus Group	24,229	$16,279
Abacus Storage King(a)	32,215	21,541
Arena REIT	20,679	44,392
BWP Trust	28,640	61,407
Centuria Capital Group	47,822	41,515
Centuria Industrial REIT	31,837	61,235
Centuria Office REIT	25,649	18,738
Charter Hall Group	28,045	169,447
Charter Hall Long Wale REIT	39,070	80,390
Charter Hall Retail REIT	30,521	61,211
Charter Hall Social Infrastructure REIT	20,019	32,202
Cromwell Property Group	84,338	19,956
Dexus	63,772	297,273
Dexus Industria REIT	12,901	21,221
GDI Property Group Partnership(b)	29,037	9,961
Goodman Group	101,643	1,393,101
GPT Group(The)	113,578	282,835
Growthpoint Properties Australia Ltd.	15,832	22,339
HealthCo REIT(b)	28,268	26,354
Home Consortium Ltd.	14,335	43,150
HomeCo Daily Needs REIT	106,668	78,786
Hotel Property Investments Ltd.	11,397	19,951
Ingenia Communities Group	22,045	58,986
Lendlease Corp. Ltd.	40,871	187,435
Lifestyle Communities Ltd.(b)	5,753	59,394
Mirvac Group	233,957	317,991
National Storage REIT	74,980	104,337
Region RE Ltd.	67,921	87,688
Rural Funds Group	22,748	25,769
Scentre Group	307,747	483,583
Stockland	141,540	354,242
Vicinity Ltd.	229,426	248,641
Waypoint REIT Ltd.	39,654	57,044

		808,394

Austria — 0.3%
CA Immobilien Anlagen AG	2,547	84,340
Immofinanz AG(a)	1,887	36,640

		120,980

Belgium — 2.3%
Aedifica SA	2,816	160,048
Care Property Invest NV	2,175	27,309
Cofinimmo SA	2,010	137,801
Intervest Offices & Warehouses NV	1,696	24,565
Montea NV	909	64,545
Retail Estates NV	731	43,746
Shurgard Self Storage Ltd.	1,470	58,200
VGP NV	832	77,179
Warehouses De Pauw CVA	9,579	236,733
Xior Student Housing NV	1,682	48,101

		878,227

Canada — 3.5%
Allied Properties REIT	3,779	49,886
Artis REIT	3,110	14,792
Boardwalk REIT	1,314	64,633
BSR Real Estate Investment Trust	1,080	12,937
BTB Real Estate Investment Trust	2,160	4,755
Canadian Apartment Properties REIT	4,863	161,402
Choice Properties REIT	9,508	88,762

Security	Shares	Value

Canada (continued)
Crombie REIT	3,046	$28,010
CT REIT	3,142	31,669
Dream Industrial REIT	7,571	71,571
Dream Office REIT	968	6,877
DREAM Unlimited Corp., Class A	1,330	17,998
First Capital Real Estate Investment Trust	6,198	60,691
Granite REIT	1,862	98,813
H&R Real Estate Investment Trust	7,712	52,407
InterRent REIT	4,124	37,923
Killam Apartment REIT	3,378	43,324
Minto Apartment Real Estate Investment Trust(c)	1,086	10,898
Morguard North American Residential REIT	1,169	12,781
Nexus Industrial REIT	1,950	10,322
NorthWest Healthcare Properties REIT	6,862	25,665
Prinmaris REIT	2,850	28,306
PRO Real Estate Investment Trust	1,709	5,385
RioCan REIT	8,678	115,451
Slate Grocery REIT	1,687	13,799
SmartCentres Real Estate Investment Trust	4,189	70,195
StorageVault Canada Inc., NVS	14,234	47,368
Tricon Residential Inc.	15,496	114,544
True North Commercial Real Estate Investment Trust	2,775	4,372

		1,305,536

China — 0.5%
Gemdale Properties & Investment Corp. Ltd.	334,000	13,828
Wharf Holdings Ltd.(The)	57,000	142,664
Yuexiu REIT	129,000	21,699

		178,191

Finland — 0.3%
Citycon OYJ	4,830	27,055
Kojamo OYJ	10,505	93,076

		120,131

France — 3.3%
Altarea SCA	278	25,487
Carmila SA	3,294	49,267
Covivio	2,865	127,082
Gecina SA	3,044	310,360
ICADE	1,840	60,601
Klepierre SA	11,562	283,102
Mercialys SA	5,614	50,517
Nexity SA	2,882	42,488
Unibail-Rodamco-Westfield, New(a)	6,018	295,938

		1,244,842

Germany — 4.9%
ADLER Group SA(a)(c)	6,991	3,592
Aroundtown SA(a)(b)	51,466	106,767
Deutsche EuroShop AG	727	14,028
Deutsche Wohnen SE	3,125	70,798
DIC Asset AG(b)	2,216	9,145
Grand City Properties SA(a)	4,283	40,384
Hamborner REIT AG	4,215	28,688
Instone Real Estate Group SE(c)	2,740	16,976
LEG Immobilien SE(a)	4,394	302,163
TAG Immobilien AG(a)	10,372	108,368
Vib Vermoegen AG(a)	656	9,085
Vonovia SE	48,302	1,157,234

		1,867,228

Hong Kong — 10.8%
Champion REIT	110,000	36,170

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
CK Asset Holdings Ltd.	113,000	$593,543
Fortune REIT	88,000	52,750
Hang Lung Group Ltd.	49,000	68,960
Hang Lung Properties Ltd.	103,000	140,920
Henderson Land Development Co. Ltd.	77,044	202,314
Hongkong Land Holdings Ltd.(b)	61,700	220,041
Hysan Development Co. Ltd.	35,000	67,757
Kerry Properties Ltd.	34,500	58,509
Link REIT	151,879	742,617
New World Development Co. Ltd.	82,000	158,989
Prosperity REIT	75,000	13,881
Shun Tak Holdings Ltd.(a)	128,000	18,535
Sino Land Co. Ltd.	198,000	222,678
Sun Hung Kai Properties Ltd.	89,500	954,961
Sunlight REIT	60,000	18,728
Swire Properties Ltd.	62,000	128,943
Wharf Real Estate Investment Co. Ltd.	92,000	354,562

		4,054,858

Ireland — 0.1%
Irish Residential Properties REIT PLC	25,548	25,068

Israel — 2.3%
Africa Israel Residences Ltd.	367	19,061
Airport City Ltd.(a)	3,814	58,547
Alony Hetz Properties & Investments Ltd.	9,081	62,296
Amot Investments Ltd.	12,784	62,049
Ashtrom Group Ltd.	1	10
Aura Investments Ltd.	7,420	17,344
Azrieli Group Ltd.	2,178	111,803
Big Shopping Centers Ltd.(a)	720	59,626
Blue Square Real Estate Ltd.	330	18,860
Electra Real Estate Ltd.	1,340	12,918
G City Ltd.	5,196	15,981
Gav-Yam Lands Corp. Ltd.	1,027	6,532
IES Holdings Ltd.(a)	165	9,755
Israel Canada T.R Ltd.	7,867	19,709
Israel Land Development Co. Ltd.(The)	1,077	9,573
Isras Investment Co. Ltd.	93	17,357
Mega Or Holdings Ltd.	1,308	23,380
Mehadrin Ltd.(a)	1	33
Melisron Ltd.	1,505	94,123
Menivim- The New REIT Ltd.	40,734	16,660
Mivne Real Estate KD Ltd.	35,658	85,841
Norstar Holdings Inc.(a)(b)	1,859	4,318
Prashkovsky Investments and Construction Ltd.	447	9,925
Property & Building Corp. Ltd.(a)	165	7,291
Reit 1 Ltd.	11,393	46,550
Sella Capital Real Estate Ltd.	12,675	26,320
Summit Real Estate Holdings Ltd.	2,156	27,618
YH Dimri Construction & Development Ltd.	406	26,433

		869,913

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	3,360	7,573

Japan — 31.3%
Activia Properties Inc.	42	115,873
Advance Logistics Investment Corp.	40	33,682
Advance Residence Investment Corp.	83	188,154
Aeon Mall Co. Ltd.	5,680	66,850
AEON REIT Investment Corp.	105	102,886

Security	Shares	Value

Japan (continued)
Arealink Co. Ltd.	500	$9,845
Comforia Residential REIT Inc.	40	88,654
CRE Inc./Japan	800	8,476
CRE Logistics REIT Inc.	37	40,619
Daito Trust Construction Co. Ltd.	3,900	410,801
Daiwa House Industry Co. Ltd.	39,500	1,060,156
Daiwa House REIT Investment Corp.	127	224,072
Daiwa Office Investment Corp.	17	75,940
Daiwa Securities Living Investments Corp.	134	99,361
Dear Life Co. Ltd.	1,500	8,024
ESCON Japan Reit Investment Corp.	20	15,837
Frontier Real Estate Investment Corp.	30	91,790
Fukuoka REIT Corp.	43	45,721
Global One Real Estate Investment Corp.	61	46,832
GLP J-Reit.	292	260,992
Goldcrest Co. Ltd.	900	13,333
Hankyu Hanshin REIT Inc.	42	39,641
Health Care & Medical Investment Corp.	22	21,433
Heiwa Real Estate Co. Ltd.	1,900	50,542
Heiwa Real Estate REIT Inc.	60	58,779
Hoshino Resorts REIT Inc.	15	65,691
Hulic Co. Ltd.	35,500	318,322
Hulic Reit Inc.	76	81,036
Ichigo Hotel REIT Investment Corp.	16	12,435
Ichigo Inc.	13,500	29,414
Ichigo Office REIT Investment Corp.	62	36,287
Industrial & Infrastructure Fund Investment Corp.	125	115,497
Invincible Investment Corp.	401	165,624
Japan Excellent Inc.	75	66,342
Japan Hotel REIT Investment Corp.	267	139,411
Japan Logistics Fund Inc.	55	106,632
Japan Metropolitan Fund Invest.	414	268,501
Japan Prime Realty Investment Corp.	59	142,380
Japan Property Management Center Co. Ltd.	600	4,578
Japan Real Estate Investment Corp.	84	327,326
JINUSHI Co. Ltd.	700	8,980
JSB Co. Ltd.	300	10,752
Katitas Co. Ltd.	3,000	43,671
Keihanshin Building Co. Ltd.	2,600	23,853
Kenedix Office Investment Corp	50	115,633
Kenedix Residential Next Investment Corp.	63	96,143
Kenedix Retail REIT Corp.	36	69,609
LA Holdings Co. Ltd/Japan	300	9,362
LaSalle Logiport REIT	110	105,465
Leopalace21 Corp.(a)	11,600	25,422
Marimo Regional Revitalization REIT Inc.	12	10,107
Mirai Corp.	105	33,274
Mitsubishi Estate Co. Ltd.	78,500	1,024,112
Mitsubishi Estate Logistics REIT Investment Corp.	30	75,302
Mitsui Fudosan Co. Ltd.	55,556	1,223,565
Mitsui Fudosan Logistics Park Inc.	34	107,085
Mori Hills REIT Investment Corp.	96	90,954
Mori Trust Reit Inc.	155	75,476
Nippon Accommodations Fund Inc.	30	126,627
Nippon Building Fund Inc.	101	409,003
Nippon Prologis REIT Inc.	145	270,711
NIPPON REIT Investment Corp.	27	64,450
Nisshin Fudosan Co.	1,700	6,137
Nomura Real Estate Holdings Inc.	6,700	168,207
Nomura Real Estate Master Fund Inc.	280	313,601

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
NTT UD REIT Investment Corp.	84	$77,578
One REIT Inc.	14	24,268
Ooedo Onsen Reit Investment Corp.	15	6,564
Orix JREIT Inc.	165	197,896
Raysum Co. Ltd.	400	8,683
SAMTY Co. Ltd.	2,400	38,071
Samty Residential Investment Corp.	42	32,388
Sankei Real Estate Inc.	28	17,133
Sekisui House Reit Inc.	259	144,277
SOSiLA Logistics REIT Inc.	44	36,336
SRE Holdings Corp.(a)	600	11,802
Star Asia Investment Corp.	140	54,188
Star Mica Holdings Co. Ltd.	1,500	6,306
Starts Corp. Inc.	2,000	39,035
Starts Proceed Investment Corp.	15	21,960
Sumitomo Realty & Development Co. Ltd.	28,200	732,115
Sun Frontier Fudousan Co. Ltd.	1,700	17,112
Takara Leben Co. Ltd.	4,900	15,533
Takara Leben Real Estate Investment Corp.	42	27,272
TKP Corp.(a)(b)	900	15,678
TOC Co. Ltd.	3,000	12,869
Tokaido REIT Inc.	14	11,610
Tokyo Tatemono Co. Ltd.	12,300	170,062
Tokyu Fudosan Holdings Corp.	35,900	220,590
Tokyu REIT Inc.	54	66,082
Tosei Corp.	1,600	20,640
Tosei Reit Investment Corp.	17	15,997
United Urban Investment Corp.	184	191,553
XYMAX REIT Investment Corp.	13	10,059

		11,808,927

Netherlands — 0.6%
Argo Properties NV(a)(b)	717	10,513
Brack Capital Properties NV(a)	1	64
CTP NV(c)	6,405	91,491
Eurocommercial Properties NV	2,519	55,840
NSI NV	1,092	20,712
Vastned Retail NV	1,039	21,189
Wereldhave NV	2,420	38,466

		238,275

New Zealand — 0.6%
Argosy Property Ltd.	51,582	34,626
Goodman Property Trust	61,650	78,149
Kiwi Property Group Ltd.	92,655	46,931
Precinct Properties New Zealand Ltd.	79,613	54,873

		214,579

Norway — 0.1%
Entra ASA(c)	4,247	36,227

Singapore — 8.4%
AIMS APAC REIT(b)	41,156	39,074
CapitaLand Ascendas REIT	210,892	422,981
CapitaLand Ascott Trust	133,785	93,778
CapitaLand China Trust	69,326	44,787
Capitaland India Trust	59,766	45,809
CapitaLand Integrated Commercial Trust	299,910	404,733
Capitaland Investment Ltd/Singapore	141,900	320,631
CDL Hospitality Trusts	40,162	30,471
City Developments Ltd.	30,000	144,776
Cromwell European Real Estate Investment Trust	18,820	25,469

Security	Shares	Value

Singapore (continued)
Digital Core REIT Management Pte Ltd.	43,100	$22,791
Eagle Hospitality Trust(a)(d)	53,200	1
EC World Real Estate Investment Trust(d)	15,900	3,018
ESR-LOGOS REIT	351,636	71,822
Far East Hospitality Trust	62,000	28,801
Frasers Centrepoint Trust	64,006	102,310
Frasers Logistics & Commercial Trust	172,472	134,675
Hong Fok Corp. Ltd.(b)	21,700	14,339
Keppel DC REIT(b)	79,303	120,407
Keppel Pacific Oak US REIT	44,400	9,768
Keppel REIT	114,600	71,529
Lendlease Global Commercial REIT(b)	102,792	40,902
Manulife US Real Estate Investment Trust	103,850	5,915
Mapletree Industrial Trust	122,632	202,437
Mapletree Logistics Trust	196,911	241,400
Mapletree Pan Asia Commercial Trust	137,112	143,096
PARAGON REIT	74,500	45,473
Parkway Life REIT	23,100	62,306
Prime U.S. REIT	37,500	5,167
Sasseur Real Estate Investment Trust	30,100	14,852
Starhill Global REIT	84,800	30,055
Suntec REIT	132,100	111,876
UOL Group Ltd.	27,500	128,633

		3,184,082

South Korea — 0.4%
D&D Platform REIT Co. Ltd., NVS	3,390	7,693
ESR Kendall Square REIT Co. Ltd.	9,440	26,431
Haesung Industrial Co. Ltd.	720	4,166
JR REIT XXVII	9,795	29,551
Koramco Energy Plus Reit	3,017	12,290
LOTTE Reit Co. Ltd.	6,952	16,838
NH All-One REIT Co. Ltd.	2,493	6,187
Shinhan Alpha REIT Co. Ltd.	4,236	19,243
SK D&D Co. Ltd.	408	8,568
SK REITs Co. Ltd.	7,107	22,092

		153,059

Spain — 0.8%
Aedas Homes SA(c)	775	13,249
Inmobiliaria Colonial SOCIMI SA	17,101	96,976
Lar Espana Real Estate SOCIMI SA	2,953	17,296
Merlin Properties SOCIMI SA	19,838	166,914
Metrovacesa SA(c)	899	6,986

		301,421

Sweden — 3.9%
Atrium Ljungberg AB, Class B	3,168	51,555
Castellum AB(b)	25,118	254,610
Catena AB	1,912	66,343
Cibus Nordic Real Estate AB	3,373	33,354
Corem Property Group AB, Class B	32,026	17,688
Dios Fastigheter AB	6,274	35,751
Fabege AB	14,636	116,568
Fastighets AB Balder, Class B(a)	39,295	176,152
Hufvudstaden AB, Class A	6,800	75,108
Neobo Fastigheter AB(a)(b)	8,173	7,310
NP3 Fastigheter AB	1,785	25,759
Nyfosa AB	8,452	45,318
Pandox AB, Class B.	5,340	56,668
Platzer Fastigheter Holding AB, Class B	3,848	23,668
Sagax AB, Class B	12,247	232,637

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Sagax AB, Class D	6,318	$14,813
Samhallsbyggnadsbolaget i Norden AB(b)	62,987	22,938
Wallenstam AB, Class B	26,150	87,287
Wihlborgs Fastigheter AB	15,984	111,433

		1,454,960

Switzerland — 2.8%
Allreal Holding AG, Registered	915	145,754
Intershop Holding AG	68	44,956
Mobimo Holding AG, Registered	430	115,178
Peach Property Group AG(a)(b)	769	11,178
PSP Swiss Property AG, Registered	2,720	320,911
Swiss Prime Site AG, Registered	4,549	416,455

		1,054,432

United Kingdom — 9.3%
Abrdn Property Income Trust	24,677	14,723
AEW U.K. REIT PLC	8,805	10,546
Assura PLC	175,819	90,698
Balanced Commercial Property Trust Ltd.	41,948	34,639
Big Yellow Group PLC	10,311	117,498
British Land Co. PLC(The)	55,646	214,329
Capital & Counties Properties PLC	115,807	161,761
CLS Holdings PLC	7,871	11,375
Custodian Reit PLC	25,544	25,612
Derwent London PLC	6,681	156,638
Empiric Student Property PLC	35,498	38,763
Grainger PLC	44,192	125,954
Great Portland Estates PLC	14,983	76,377
Hammerson PLC	228,377	69,900
Helical PLC	6,226	16,066
Home Reit PLC(d)	52,824	20,624
Impact Healthcare Reit PLC, Class B	23,810	24,038
Land Securities Group PLC	44,674	320,224
Life Science Reit PLC	20,928	17,772
LondonMetric Property PLC	57,817	120,563
LXI REIT PLC	101,406	112,343
NewRiver REIT PLC	19,028	18,550
Picton Property Income Ltd.	32,847	27,233
Primary Health Properties PLC	79,336	90,070
PRS REIT PLC(The)	30,557	25,427
Regional REIT Ltd.(c)	25,507	8,870
Safestore Holdings PLC	12,987	116,029
Schroder REIT Ltd.	28,844	14,383
Segro PLC	72,614	634,939
Sirius Real Estate Ltd.	70,318	73,716
Supermarket Income Reit PLC	73,240	67,761
Target Healthcare REIT PLC	37,086	34,298
Triple Point Social Housing REIT PLC(c)	20,007	12,254

Security	Shares	Value

United Kingdom (continued)
Tritax Big Box REIT PLC	112,876	$192,094
UK Commercial Property REIT Ltd.	51,400	33,245
UNITE Group PLC(The)	23,510	256,307
Urban Logistics REIT PLC	27,864	37,329
Warehouse REIT PLC	25,082	25,125
Workspace Group PLC	8,036	47,869

		3,495,942

Total Common Stocks — 99.3% (Cost: $60,523,204)		37,422,845

Rights

Austria — 0.0%
Buwog AG(d)	463	—

Total Rights — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.3% (Cost: $60,523,204)		37,422,845

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	553,333	553,499
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(e)(f)	390,000	390,000

Total Short-Term Securities — 2.5% (Cost: $943,300)		943,499

Total Investments — 101.8% (Cost: $61,466,504)		38,366,344

Liabilities in Excess of Other Assets — (1.8)%		(678,396)

Net Assets — 100.0%		$37,687,948

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Developed Property ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$912,455	$—		$(358,927	)(a)	$53	$(82)	$553,499	553,333	$6,588	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	380,000	(a)	—		—	—	390,000	390,000	608		—

						$53	$(82)	$943,499		$7,196		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	8	12/07/23	$124	$(1,796)
Dow Jones U.S. Real Estate Index	5	12/15/23	152	(6,573)

				$(8,369)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$8,369	$—	$—	$—	$8,369

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$28,278	$—	$—	$—	$28,278

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(15,634)	$—	$—	$—	$(15,634)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$351,760

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Developed Property ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,398,561	$35,000,641	$23,643	$37,422,845
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	943,499	—	—	943,499

	$3,342,060	$35,000,641	$23,643	$38,366,344

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,573)	$(1,796)	$—	$(8,369)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2023	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.4%
Abacus Group	159,783	$107,355
Abacus Storage King(a)(b)	158,967	106,296
APM Human Services International Ltd.	96,747	114,047
Arena REIT	102,663	220,390
Bapcor Ltd.	105,723	459,952
Bega Cheese Ltd.	93,483	150,731
Brickworks Ltd.	18,717	299,055
BWP Trust	151,725	325,316
Centuria Capital Group	225,675	195,911
Centuria Industrial REIT	165,495	318,309
Centuria Office REIT	143,922	105,141
Charter Hall Long Wale REIT	210,630	433,390
Charter Hall Retail REIT	158,865	318,612
Charter Hall Social Infrastructure REIT	108,112	173,907
Elders Ltd.	49,419	182,791
Estia Health Ltd.	72,726	142,369
Growthpoint Properties Australia Ltd.	90,384	127,534
GUD Holdings Ltd.	44,013	331,002
Helia Group Ltd.	107,304	240,345
HomeCo Daily Needs REIT	551,871	407,617
Ingenia Communities Group	115,668	309,492
Judo Capital Holdings Ltd.(a)	162,180	103,902
Kelsian Group Ltd.	63,393	231,413
National Storage REIT	387,702	539,500
Nine Entertainment Co. Holdings Ltd.	467,721	612,358
NRW Holdings Ltd.	134,436	232,752
OFX Group Ltd.(a)	69,564	77,437
Perseus Mining Ltd.	423,912	442,623
Premier Investments Ltd.	26,214	418,123
Reliance Worldwide Corp. Ltd.	251,022	623,821
Rural Funds Group.	118,677	134,438
Sigma Healthcare Ltd.	259,386	115,073
SmartGroup Corp. Ltd.	27,336	144,949
Super Retail Group Ltd.	51,765	395,562
Viva Energy Group Ltd.(c)	259,896	498,122
Waypoint REIT Ltd.	208,743	300,287

		9,939,922

Austria — 2.2%
BAWAG Group AG(c)	25,347	1,158,510
CA Immobilien Anlagen AG	12,852	425,576
EVN AG(b)	11,373	303,968
Mayr Melnhof Karton AG(b)	2,703	364,559
Vienna Insurance Group AG Wiener
Versicherung Gruppe	12,495	348,266
Wienerberger AG	33,507	848,073

		3,448,952

Belgium — 2.0%
Aedifica SA	15,147	860,883
Bekaert SA	10,557	472,626
bpost SA	31,416	172,218
Etablissements Franz Colruyt NV	15,453	668,006
KBC Ancora	10,965	447,097
Montea NV	4,641	329,539
Tessenderlo Group SA	6,834	196,922

		3,147,291

Canada — 16.0%
Allied Properties REIT	40,443	533,880
AltaGas Ltd.	87,618	1,680,434

Security	Shares	Value

Canada (continued)
ARC Resources Ltd.	194,412	$3,103,149
B2Gold Corp.	335,988	964,736
Brookfield Renewable Corp., Class A	40,290	964,350
Canadian Western Bank	29,682	614,947
Canfor Corp.(a)	18,819	233,739
Capital Power Corp	36,771	1,026,583
Cargojet Inc.	2,754	182,566
Celestica Inc.(a)	32,334	791,299
Dream Industrial REIT	77,724	734,751
Enerplus Corp	68,340	1,202,522
Granite REIT	19,023	1,009,518
H&R Real Estate Investment Trust	83,538	567,683
iA Financial Corp. Inc.	32,793	2,057,032
Kinross Gold Corp.	387,039	1,763,866
Laurentian Bank of Canada	13,668	304,605
Linamar Corp.	13,413	646,135
Mullen Group Ltd.	26,724	264,043
Onex Corp.	21,471	1,261,940
Parex Resources Inc.	32,946	618,291
Prinmaris REIT	30,600	303,916
Russel Metals Inc.	19,635	549,621
SSR Mining Inc.	64,719	859,585
Transcontinental Inc., Class A	22,848	191,935
West Fraser Timber Co. Ltd.	24,378	1,769,862
Whitecap Resources Inc.	92,718	782,975

		24,983,963

Denmark — 3.3%
Alm Brand A/S	271,626	406,800
FLSmidth & Co. A/S(b)	17,748	799,951
ISS A/S	48,858	750,533
NKT A/S(a)	16,932	881,994
Scandinavian Tobacco Group A/S, Class A(c)	17,493	266,461
Schouw & Co. A/S	3,876	258,069
Spar Nord Bank A/S	24,786	383,420
Sydbank A/S	17,748	842,464
Topdanmark A/S	13,668	593,393

		5,183,085

Finland — 2.0%
Cargotec OYJ, Class B	15,351	641,750
Kemira OYJ	35,853	557,468
Konecranes OYJ	22,542	747,251
Metsa Board OYJ, Class B	53,703	431,095
TietoEVRY OYJ	31,671	711,320

		3,088,884

France — 2.6%
APERAM SA	13,821	401,454
Carmila SA	17,901	267,740
Cie. Plastic Omnium SA	17,085	277,074
Coface SA	32,385	412,296
Derichebourg SA	29,988	150,751
Fnac Darty SA	3,264	79,946
Imerys SA	12,138	358,222
IPSOS	12,189	559,968
Mersen SA	5,147	205,030
Metropole Television SA	20,604	260,771
Nexity SA	13,617	200,750
Rubis SCA	29,631	663,632
Television Francaise 1	34,476	263,739

		4,101,373

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 2.9%
1&1 AG	14,637	$247,339
Aurubis AG	9,537	703,676
CropEnergies AG	6,375	53,235
Deutz AG	38,148	168,005
ElringKlinger AG	8,823	54,567
Freenet AG	37,230	871,496
Hornbach Holding AG & Co. KGaA	2,754	175,528
Kloeckner & Co. SE	23,562	169,932
Norma Group SE	10,098	186,586
Patrizia SE	13,107	103,868
ProSiebenSat.1 Media SE(b)	54,060	365,154
Siltronic AG	6,630	564,397
Suedzucker AG	24,633	366,217
Vitesco Technologies Group AG(a)	5,712	462,258

		4,492,258

Hong Kong — 0.6%
CITIC Telecom International Holdings Ltd.	459,000	181,496
Fortune REIT	408,000	244,568
Luk Fook Holdings International Ltd.	102,000	263,852
United Laboratories International Holdings Ltd.(The)(b)	204,000	206,161

		896,077

Ireland — 0.3%
Dalata Hotel Group PLC	68,952	292,691
Greencore Group PLC(a)	154,632	143,198

		435,889

Israel — 0.6%
FIBI Holdings Ltd.	5,304	241,009
Formula Systems 1985 Ltd.	2,397	176,874
Isracard Ltd.	60,180	248,830
Paz Ashdod Refinery Ltd.(a)	3,060	84,637
Paz Oil Co. Ltd.(a)	3,060	251,964

		1,003,314

Italy — 1.8%
Azimut Holding SpA	33,660	732,494
Biesse SpA	4,284	49,887
Credito Emiliano SpA	24,687	202,197
Datalogic SpA	8,415	54,061
Iren SpA	203,949	392,137
Maire Tecnimont SpA	49,929	204,510
Piaggio & C SpA	51,510	164,405
Tod’s SpA(a)	2,652	95,810
Unipol Gruppo SpA	133,569	720,915
Webuild SpA	97,155	172,363

		2,788,779

Japan — 25.0%
77 Bank Ltd.(The)	20,400	432,020
ADEKA Corp.	30,600	522,525
Aisan Industry Co. Ltd.	10,200	91,161
Alpen Co. Ltd.	5,100	65,956
AOKI Holdings Inc.	10,200	68,979
Aoyama Trading Co. Ltd.	15,300	170,878
Arata Corp.	5,100	190,264
Arcs Co. Ltd.	10,200	185,819
Asahi Diamond Industrial Co. Ltd.	15,300	90,557
ASAHI YUKIZAI Corp.	3,900	96,334
Aska Pharmaceutical Holdings Co. Ltd.	5,100	57,813
Autobacs Seven Co. Ltd.	20,400	215,935
Avex Inc.	10,200	98,452
Axial Retailing Inc.	5,100	127,639

Security	Shares	Value

Japan (continued)
Bando Chemical Industries Ltd.	10,200	$111,800
Belluna Co. Ltd.	15,300	68,765
BML Inc.	5,100	95,252
Bunka Shutter Co. Ltd.	15,300	113,101
Canon Electronics Inc.	5,100	64,482
Cawachi Ltd.	5,100	84,834
Central Glass Co. Ltd.	5,100	101,055
Chiyoda Corp.(a)(b)	45,900	116,162
Chori Co. Ltd.	5,100	102,098
Chudenko Corp.	10,200	164,662
Citizen Watch Co. Ltd.	66,300	407,828
CKD Corp	20,400	280,451
CMIC Holdings Co. Ltd.	5,100	58,721
CMK Corp.	15,300	68,586
Daiichi Jitsugyo Co. Ltd.	9,000	112,030
Daiken Corp.	5,100	102,060
Daiki Aluminium Industry Co. Ltd.	10,200	88,982
Daishi Hokuetsu Financial Group Inc.	15,100	382,717
DCM Holdings Co. Ltd.	30,600	248,564
Dexerials Corp.	15,300	376,725
Doshisha Co. Ltd.	5,100	76,013
Doutor Nichires Holdings Co. Ltd.	10,200	158,926
Duskin Co. Ltd.	10,200	220,985
Eagle Industry Co. Ltd.	10,200	115,440
EDION Corp.	25,500	252,229
Eiken Chemical Co. Ltd.	10,200	93,090
eRex Co. Ltd.(b)	10,200	52,224
Exedy Corp.	10,200	178,320
FCC Co. Ltd.	10,200	128,323
Fuji Co. Ltd./Ehime	10,200	121,867
Fuji Corp./Aichi	25,500	395,597
Fuji Seal International Inc.	10,200	121,470
Fukuyama Transporting Co. Ltd.	10,200	267,904
Furukawa Co. Ltd.	10,200	114,508
Genky DrugStores Co. Ltd.	2,600	96,100
Geo Holdings Corp.	5,100	81,009
GLOBERIDE Inc.	5,100	68,804
Godo Steel Ltd.	2,800	85,913
Goldcrest Co. Ltd.	5,100	75,554
G-Tekt Corp.	5,100	62,071
Gunma Bank Ltd.(The)	127,500	594,033
Gunze Ltd.	5,100	153,706
H2O Retailing Corp.	25,500	309,704
Halows Co. Ltd.	2,800	78,714
Hanwa Co. Ltd.	10,200	323,380
Happinet Corp.	5,100	85,174
Heiwado Co. Ltd.	10,200	177,987
Hitachi Zosen Corp.	51,000	285,609
Hogy Medical Co. Ltd.	5,100	108,939
Hokuetsu Corp.	40,800	295,801
Honeys Holdings Co. Ltd.	5,100	53,441
Hosiden Corp.	15,300	196,104
Hosokawa Micron Corp.	5,100	139,733
Ichikoh Industries Ltd.	15,300	57,872
Integrated Design & Engineering Holdings Co. Ltd., NVS	5,100	121,881
Inui Global Logistics Co. Ltd.(b)	5,100	45,079
Ishihara Sangyo Kaisha Ltd.	10,200	100,952
Itochu Enex Co. Ltd.	15,300	154,083
JAFCO Group Co. Ltd.	15,300	168,299

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Lifeline Co. Ltd.	20,400	$158,641
Japan Medical Dynamic Marketing Inc.	5,100	25,680
Japan Petroleum Exploration Co. Ltd.	10,200	382,230
Japan Pulp & Paper Co. Ltd.	3,100	101,241
Japan Wool Textile Co. Ltd.(The)	20,400	183,552
JDC Corp.	10,200	45,243
Joshin Denki Co. Ltd.	5,100	80,246
Joyful Honda Co. Ltd.	15,300	179,883
K&O Energy Group Inc.	5,100	89,218
Kaga Electronics Co. Ltd.	5,100	220,929
Kanamoto Co. Ltd.	10,200	179,133
Kanto Denka Kogyo Co. Ltd.	15,300	89,296
Kato Sangyo Co. Ltd.	5,100	135,496
Kissei Pharmaceutical Co. Ltd.	10,200	230,987
Kitz Corp.	25,500	176,298
Koa Corp.	10,200	122,612
Kojima Co. Ltd.	10,200	43,526
Komeri Co. Ltd.	10,200	214,979
Komori Corp.	15,300	108,211
Konishi Co. Ltd.	10,200	155,387
Konoike Transport Co. Ltd.	10,200	131,906
Krosaki Harima Corp.	1,200	77,239
Kureha Corp.	5,100	283,554
KYB Corp.	5,100	164,927
Kyoei Steel Ltd.	5,100	67,821
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,200	120,011
Life Corp.	5,100	124,201
Macromill Inc.	10,200	49,960
Makino Milling Machine Co. Ltd.	5,100	222,447
Maruzen Showa Unyu Co. Ltd.	5,100	129,048
Matsuda Sangyo Co. Ltd.	5,100	80,804
Maxell Ltd.	10,200	114,101
MCJ Co. Ltd.	20,400	152,996
Megachips Corp.	5,100	142,463
Megmilk Snow Brand Co. Ltd.	15,300	234,571
Meidensha Corp.	10,200	153,023
Meiko Electronics Co. Ltd.	5,100	115,491
Meisei Industrial Co. Ltd.	15,300	103,416
Micronics Japan Co. Ltd.	10,200	144,184
Mimasu Semiconductor Industry Co. Ltd.	5,100	94,591
MIRAIT ONE corp.	25,500	335,216
Miroku Jyoho Service Co. Ltd.	5,100	56,152
Mitsubishi Pencil Co. Ltd.	15,300	196,282
Mitsubishi Shokuhin Co. Ltd.	5,100	133,120
Mitsui DM Sugar Holdings Co. Ltd.	5,100	102,699
Mitsui-Soko Holdings Co. Ltd.	5,100	146,783
Mizuno Corp.	5,100	161,510
Morita Holdings Corp.	10,200	108,565
Musashi Seimitsu Industry Co. Ltd.	15,300	166,160
Nachi-Fujikoshi Corp.	5,100	136,938
Nakayama Steel Works Ltd.	5,100	30,838
Neturen Co. Ltd.	10,200	68,247
Nichias Corp.	15,300	313,518
Nichicon Corp.	20,400	192,143
Nichiha Corp.	10,200	200,541
Nichireki Co. Ltd.	7,200	96,158
Nihon Chouzai Co. Ltd.	5,100	50,355
Nihon Parkerizing Co. Ltd.	30,600	226,095
Nikkiso Co. Ltd.	15,300	103,627
Nikkon Holdings Co. Ltd.	15,300	323,313

Security	Shares	Value

Japan (continued)
Nippn Corp., New	15,300	$222,404
Nippon Carbon Co. Ltd.	3,100	94,422
Nippon Denko Co. Ltd.	30,600	62,148
Nippon Densetsu Kogyo Co. Ltd.	10,200	149,601
Nippon Light Metal Holdings Co. Ltd.	20,400	229,407
Nippon Pillar Packing Co. Ltd.	5,100	132,964
Nippon Road Co. Ltd.(The)	5,000	62,829
Nippon Soda Co. Ltd.	8,500	312,573
Nippon Suisan Kaisha Ltd.	91,800	449,348
Nippon Thompson Co. Ltd.	20,400	75,442
Nishimatsu Construction Co. Ltd.	10,200	252,949
Nishio Holdings Co. Ltd.	5,100	120,384
Nissha Co. Ltd.(b)	10,200	114,546
Nisshinbo Holdings Inc.	40,800	303,205
Nissin Corp.	5,100	91,192
Nitta Corp.	5,100	113,204
Nittetsu Mining Co. Ltd.	5,100	170,719
Nitto Boseki Co. Ltd.	8,200	191,148
Nojima Corp.	20,400	178,341
Noritake Co. Ltd./Nagoya Japan	5,100	211,945
Noritz Corp.	10,200	108,095
Obara Group Inc.	3,300	85,091
Ohara Inc.	5,100	44,264
Oiles Corp.	10,200	136,940
Okamura Corp.	20,400	308,042
Okinawa Financial Group Inc.	5,100	82,669
Onward Holdings Co. Ltd.	35,700	124,466
Oriental Shiraishi Corp	30,600	67,279
Osaka Organic Chemical Industry Ltd.	5,100	86,102
Osaka Soda Co. Ltd.	6,500	279,760
Pacific Industrial Co. Ltd.	15,300	146,557
Pack Corp.(The)	5,100	107,527
Pasona Group Inc.	5,100	55,672
Piolax Inc.	7,100	108,621
Press Kogyo Co. Ltd.	25,500	117,460
Pressance Corp.	5,100	62,458
Prima Meat Packers Ltd.	10,200	167,321
Qol Holdings Co. Ltd.	5,100	63,298
Riken Corp.(a)	2,700	66,127
Riken Technos Corp.	15,300	73,081
RS Technologies Co. Ltd.	5,100	97,238
Ryobi Ltd.	10,200	207,157
S Foods Inc.	5,100	114,112
Sakai Chemical Industry Co. Ltd.	5,100	70,539
Sakai Moving Service Co. Ltd.	5,400	90,065
Sakata INX Corp.	15,300	131,652
San-A Co. Ltd.	5,100	163,061
San-Ai Obbli Co. Ltd.	15,300	162,119
San-In Godo Bank Ltd.	45,900	296,644
Sanoh Industrial Co. Ltd.	5,100	33,954
Sanyo Chemical Industries Ltd.	3,400	93,076
Sanyo Denki Co. Ltd.	2,700	123,369
Sanyo Special Steel Co. Ltd.	5,100	100,365
SBS Holdings Inc.	5,100	95,562
Seiko Group Corp.	10,200	178,085
Sekisui Jushi Corp.	7,800	124,279
Senshu Electric Co. Ltd.	5,100	120,267
Senshu Ikeda Holdings Inc.	91,800	196,913
Shiga Bank Ltd.(The)	15,300	357,508
Shin-Etsu Polymer Co. Ltd.	10,200	91,165

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shinmaywa Industries Ltd.	15,300	$130,340
Shizuoka Gas Co. Ltd.	15,300	104,253
Sinfonia Technology Co. Ltd.	10,200	109,566
Sintokogio Ltd.	15,300	111,866
SKY Perfect JSAT Holdings Inc.	35,700	166,936
Sodick Co. Ltd.	15,300	74,815
Star Micronics Co. Ltd.	10,200	127,924
Starts Corp. Inc.	10,200	199,080
Stella Chemifa Corp.	2,500	51,883
Sumitomo Densetsu Co. Ltd.	5,100	94,592
Sumitomo Riko Co. Ltd.	10,200	76,235
Sumitomo Seika Chemicals Co. Ltd.	2,600	78,721
Sumitomo Warehouse Co. Ltd.(The)	15,300	243,954
Sun Frontier Fudousan Co. Ltd.	10,200	102,674
SWCC Corp.	5,100	72,580
Tachibana Eletech Co. Ltd.	5,100	95,489
Tachi-S Co. Ltd.	10,200	116,034
Taiyo Holdings Co. Ltd.	10,200	174,689
Takaoka Toko Co. Ltd.	5,100	71,585
Takara Standard Co. Ltd.	15,300	189,448
Takasago Thermal Engineering Co. Ltd.	20,400	396,208
Takuma Co. Ltd.	20,400	210,959
Tamron Co. Ltd.	5,100	155,829
T-Gaia Corp.	5,100	60,207
Toagosei Co. Ltd.	35,700	320,611
Tocalo Co. Ltd.	15,300	139,176
Toei Co. Ltd.	2,000	251,123
Toho Holdings Co. Ltd.	15,300	327,894
TOKAI Holdings Corp.	35,700	221,017
Tokai Rika Co. Ltd.	15,300	239,779
Tokuyama Corp.	20,400	320,411
Tokyo Kiraboshi Financial Group Inc.	7,900	237,776
Tokyo Steel Manufacturing Co. Ltd.	20,400	229,787
Tokyotokeiba Co. Ltd.	5,100	137,271
Tokyu Construction Co. Ltd.	20,400	106,373
Tomoku Co. Ltd.	5,100	83,699
Topre Corp.	15,300	173,595
Topy Industries Ltd.	5,100	86,781
Toyo Construction Co. Ltd.	25,500	207,723
Toyo Ink SC Holdings Co. Ltd.	10,200	159,388
Toyobo Co. Ltd.	25,500	183,636
TPR Co. Ltd.	10,200	124,451
Trancom Co. Ltd.	1,800	88,333
Transcosmos Inc.	5,100	108,911
TRE Holdings Corp.	10,200	82,207
Trusco Nakayama Corp.	10,200	166,924
TSI Holdings Co. Ltd.	20,400	110,379
Tsubakimoto Chain Co.	10,200	263,956
Union Tool Co.	3,000	77,732
Unipres Corp	10,200	79,049
United Arrows Ltd.	10,200	133,558
United Super Markets Holdings Inc.	15,300	109,453
Valor Holdings Co. Ltd.	10,200	149,155
Valqua Ltd.	5,100	141,110
VT Holdings Co. Ltd.	30,600	104,603
Wacoal Holdings Corp.	15,300	345,657
Wakita & Co. Ltd.	15,300	143,545
Warabeya Nichiyo Holdings Co. Ltd.	5,100	96,393
Xebio Holdings Co. Ltd.	5,100	34,100
Yamazen Corp.	20,400	160,291

Security	Shares	Value

Japan (continued)
Yellow Hat Ltd.	10,200	$129,407
Yodogawa Steel Works Ltd.	10,200	241,570
Yokowo Co. Ltd.	5,100	53,653
Yuasa Trading Co. Ltd.	5,100	140,914

		38,961,836

Netherlands — 1.3%
AMG Critical Materials NV	9,945	298,453
Eurocommercial Properties NV	16,116	357,250
Flow Trades Ltd., NVS	8,160	151,924
Fugro NV(a)	34,884	534,784
Iveco Group NV(a)	62,679	583,880
NSI NV	6,069	115,111

		2,041,402

New Zealand — 0.9%
Genesis Energy Ltd.	163,557	238,985
Goodman Property Trust	344,658	436,897
Precinct Properties New Zealand Ltd.	414,579	285,750
Summerset Group Holdings Ltd.	72,624	443,611

		1,405,243

Norway — 0.3%
Austevoll Seafood ASA	28,662	200,840
BW LPG Ltd.(c)	23,868	300,563

		501,403

Portugal — 0.2%
Sonae SGPS SA	304,521	295,756

Singapore — 1.0%
CapitaLand China Trust(b)	362,100	233,927
Capitaland India Trust	300,900	230,634
CDL Hospitality Trusts	275,400	208,945
First Resources Ltd.	158,100	176,499
Frasers Centrepoint Trust(b)	336,600	538,038
UMS Holdings Ltd.	142,800	135,390

		1,523,433

Spain — 3.2%
Acerinox SA	62,373	602,723
Almirall SA	23,562	239,643
Atresmedia Corp. de Medios de Comunicacion SA	27,438	106,021
Cia. de Distribucion Integral Logista Holdings SA	19,482	497,859
Construcciones y Auxiliar de Ferrocarriles SA	5,865	183,031
Ence Energia y Celulosa SA	39,474	132,257
Faes Farma SA	100,317	338,815
Fluidra SA	34,629	706,584
Fomento de Construcciones y Contratas SA	14,076	176,891
Gestamp Automocion SA(c)	48,501	202,191
Indra Sistemas SA(b)	38,709	559,332
Laboratorios Farmaceuticos Rovi SA	6,630	358,853
Pharma Mar SA	4,284	145,250
Viscofan SA	12,240	747,260

		4,996,710

Sweden — 4.2%
AFRY AB	31,773	371,999
Betsson AB	37,383	410,834
Bilia AB, Class A	22,440	217,921
Billerud AB	67,422	624,088
Bravida Holding AB(c)	64,923	477,845
Catena AB	10,710	371,618
Clas Ohlson AB, Class B	12,945	138,406
Cloetta AB, Class B	69,513	116,127

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Fabege AB	79,305	$631,623
Fagerhult AB	21,522	101,055
Granges AB	33,099	311,362
Hexpol AB	78,183	692,745
Hufvudstaden AB, Class A	33,558	370,659
Lindab International AB	21,930	320,163
Loomis AB, Class B	22,338	601,178
NCC AB, Class B	27,999	302,694
Peab AB, Class B	62,118	254,819
Ratos AB, Class B	64,107	190,896
Resurs Holding AB(c)	44,982	96,749

		6,602,781

Switzerland — 7.6%
ALSO Holding AG, Registered	867	217,513
Arbonia AG	14,178	129,954
Aryzta AG(a)	291,261	498,168
Bucher Industries AG, Registered	2,091	797,659
Burckhardt Compression Holding AG	969	527,341
Bystronic AG, Registered	408	253,141
Cembra Money Bank AG	9,282	629,412
Comet Holding AG, Registered	2,346	521,602
EFG International AG	24,582	278,249
Forbo Holding AG, Registered	306	372,751
Galenica AG(c)	15,351	1,134,065
Huber + Suhner AG, Registered	5,253	378,706
Implenia AG, Registered	4,539	148,875
Komax Holding AG, Registered	1,479	339,703
Landis+Gyr Group AG	7,752	559,481
OC Oerlikon Corp. AG, Registered	60,282	255,462
Schweiter Technologies AG, NVS	306	195,092
SFS Group AG	5,508	600,886
Siegfried Holding AG, Registered	1,275	1,089,010
St. Galler Kantonalbank AG, Class A, Registered	867	473,116
Stadler Rail AG	16,881	657,023
Sulzer AG, Registered	5,457	520,447
Swissquote Group Holding SA, Registered	2,754	501,790
Valiant Holding AG, Registered	4,998	517,466
Vetropack Holding AG, Class A, Registered	3,876	171,283
Zehnder Group AG, Registered	2,907	170,410

		11,938,605

United Kingdom — 14.4%
Balanced Commercial Property Trust Ltd.	170,238	140,576
Balfour Beatty PLC	178,041	697,301
Bank of Georgia Group PLC	11,271	507,439
Bellway PLC	38,811	1,078,248
Big Yellow Group PLC	53,652	611,387
C&C Group PLC	123,930	209,644
Centamin PLC	365,160	371,047
Clarkson PLC	7,803	260,384
Close Brothers Group PLC	47,328	509,596
Crest Nicholson Holdings PLC	80,886	171,423
easyJet PLC(a)	118,167	612,499
Grafton Group PLC	62,424	688,518
Grainger PLC	228,021	649,895
Helical PLC	31,977	82,517
Ibstock PLC(c)	117,351	204,031
IG Group Holdings PLC	120,258	941,453
International Distributions Services PLC(a)	214,404	680,992
Investec PLC	197,064	1,158,189

Security	Shares	Value

United Kingdom (continued)
Jupiter Fund Management PLC	139,893	$163,125
Keller Group PLC	22,389	205,149
Lancashire Holdings Ltd.	76,347	549,591
Man Group PLC/Jersey	374,646	1,018,295
Marks & Spencer Group PLC(a)	623,577	1,793,542
OSB Group PLC	134,079	531,976
Petershill Partners PLC(c)	90,882	167,437
Picton Property Income Ltd.	170,136	141,057
Playtech PLC(a)	97,002	534,952
Plus500 Ltd.	27,795	466,978
Premier Foods PLC	203,439	297,859
Rathbones Group PLC	18,717	396,344
Redde Northgate PLC	71,247	293,818
Redrow PLC	85,221	512,772
Safestore Holdings PLC	67,116	599,630
Savills PLC	42,228	445,926
Serco Group PLC	349,809	635,935
TP ICAP Group PLC	248,982	516,735
Travis Perkins PLC	67,116	686,198
Tritax Big Box REIT PLC	595,170	1,012,867
UK Commercial Property REIT Ltd.	234,345	151,571
Vesuvius PLC	67,065	354,279
Vistry Group PLC	109,446	1,210,702
Workspace Group PLC	45,237	269,470

		22,531,347

United States — 0.1%
GQG Partners Inc.	201,093	177,336

Total Common Stocks — 98.9% (Cost: $169,079,750)		154,485,639

Preferred Stocks

Italy — 0.2%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	12,750	266,026

Total Preferred Stocks — 0.2% (Cost: $234,656)		266,026

Total Long-Term Investments — 99.1% (Cost: $169,314,406)		154,751,665

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	2,253,962	2,254,638
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	50,000	50,000

Total Short-Term Securities — 1.5% (Cost: $2,304,702)		2,304,638

Total Investments — 100.6% (Cost: $171,619,108)		157,056,303

Liabilities in Excess of Other Assets — (0.6)%		(953,137)

Net Assets — 100.0%		$156,103,166

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Developed Small Cap Value Factor ETF

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares.	$2,137,769	$116,909	(a)	$—	$304	$(344)	$2,254,638	2,253,962	$20,617	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	50,000	(a)	—	—	—	50,000	50,000	2,581		—

					$304	$(344)	$2,304,638		$23,198		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	22	12/07/23	$341	$(5,944)

S&P/TSE 60 Index Mini	9	12/14/23	390	(10,751)
FTSE 250 Index	13	12/15/23	580	(8,938)

				$(25,633)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$25,633	$—	$—	$—	$25,633

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Developed Small Cap Value Factor ETF

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$38,647	$—	$—	$—	$38,647

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(35,204)	$—	$—	$—	$(35,204)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,140,271

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Funds financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$36,944,804	$117,540,835	$—	$154,485,639
Preferred Stocks	—	266,026	—	266,026
Short-Term Securities
Money Market Funds	2,304,638	—	—	2,304,638

	$39,249,442	$117,806,861	$—	$157,056,303

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(10,751)	$(14,882)	$—	$(25,633)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) September 30, 2023	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
Altium Ltd.	7,280	$200,986
AUB Group Ltd.	8,944	166,864
Bapcor Ltd.	55,952	243,421
Brickworks Ltd.	11,024	176,138
carsales.com Ltd.	36,816	659,535
Cleanaway Waste Management Ltd.	222,560	346,628
Collins Foods Ltd.	18,928	115,746
Computershare Ltd.	82,784	1,379,556
CSL Ltd.	31,824	5,126,942
Elders Ltd.	69,264	256,193
IPH Ltd.	51,376	243,275
Nick Scali Ltd.	23,712	168,201
Northern Star Resources Ltd.	123,760	821,797
PSC Insurance Group Ltd.	26,624	83,116
Sonic Healthcare Ltd.	80,704	1,541,038
Steadfast Group Ltd.	145,600	525,907
Technology One Ltd.	19,344	191,830
Washington H Soul Pattinson & Co. Ltd.	32,240	672,548

		12,919,721

Belgium — 0.2%
Elia Group SA/NV	3,737	365,707
UCB SA	10,608	868,893

		1,234,600

Brazil — 0.2%
Localiza Rent a Car SA	90,034	1,048,908

Canada — 20.0%
Alimentation Couche-Tard Inc.	27,456	1,394,379
Atco Ltd., Class I, NVS	18,558	470,013
Barrick Gold Corp.	241,072	3,501,823
Brookfield Asset Management Ltd.	48,048	1,601,069
Brookfield Corp., Class A	70,304	2,198,278
Canadian Imperial Bank of Commerce	276,224	10,662,562
Canadian National Railway Co.	59,072	6,397,129
Canadian Natural Resources Ltd.	201,344	13,021,209
Canadian Tire Corp. Ltd., Class A, NVS	11,440	1,230,121
Canadian Western Bank	21,632	448,168
Capital Power Corp	33,107	924,290
Cargojet Inc.	1,456	96,520
CCL Industries Inc., Class B, NVS	12,272	515,094
Cogeco Communications Inc.	4,160	192,556
Dollarama Inc.	4,576	315,275
Empire Co. Ltd., Class A, NVS	14,560	396,092
Enghouse Systems Ltd.	5,616	123,959
EQB Inc.	2,288	127,013
Finning International Inc.	16,293	480,543
FirstService Corp.	1,166	169,597
Fortis Inc.	101,961	3,872,754
Franco-Nevada Corp.	8,736	1,166,279
George Weston Ltd.	4,992	553,613
Great-West Lifeco Inc.	67,808	1,940,010
Hydro One Ltd.(a)	50,336	1,281,516
iA Financial Corp. Inc.	16,848	1,056,838
Imperial Oil Ltd.	20,384	1,255,531
Intact Financial Corp.	17,888	2,607,901
Jamieson Wellness Inc.(a)	4,784	85,836
Loblaw Companies Ltd.	10,192	865,935
Magna International Inc.	39,520	2,117,917

Security	Shares	Value

Canada (continued)
Manulife Financial Corp	498,784	$9,114,536
Maple Leaf Foods Inc.(b)	11,856	227,824
Metro Inc.	18,720	972,213
North West Co. Inc.(The)	11,648	293,290
Open Text Corp.	30,160	1,058,514
Parkland Corp.	29,328	857,870
Power Corp. of Canada	150,800	3,839,252
Premium Brands Holdings Corp., Class A	5,824	407,776
Quebecor Inc., Class B	28,912	619,642
RB Global Inc.	14,560	911,601
Royal Bank of Canada	186,992	16,341,580
Saputo Inc.	29,536	617,576
Stantec Inc.	4,576	296,914
Stella-Jones Inc.	3,952	190,057
Sun Life Financial Inc.	124,384	6,068,785
TFI International Inc.	3,744	480,842
TMX Group Ltd.	32,864	706,277
Toromont Industries Ltd.	6,032	491,264
Toronto-Dominion Bank(The)	275,808	16,616,506
Waste Connections Inc.	8,736	1,172,968
Wheaton Precious Metals Corp.	31,066	1,260,709

		123,615,816

China — 6.2%
Bank of China Ltd., Class A	2,059,200	1,065,321
Bosideng International Holdings Ltd.	832,000	357,160
China Coal Energy Co. Ltd.	83,200	99,906
China Coal Energy Co. Ltd., Class H	832,000	651,416
China Construction Bank Corp., Class A	249,600	215,919
China Foods Ltd.	416,000	136,646
China Medical System Holdings Ltd.	416,000	627,867
China Merchants Bank Co. Ltd., Class A	468,000	2,130,942
China Merchants Bank Co. Ltd., Class H	936,000	3,885,900
China National Nuclear Power Co. Ltd., Class A	416,000	416,876
China Railway Group Ltd., Class A	291,200	273,712
China Railway Group Ltd., Class H	1,040,000	534,848
China Resources Gas Group Ltd.	249,600	729,846
China Suntien Green Energy Corp. Ltd., Class H	832,000	287,295
China Tourism Group Duty Free Corp. Ltd., Class A	10,600	155,332
China Water Affairs Group Ltd.	258,000	166,713
Citic Pacific Special Steel Group Co. Ltd.	83,200	169,053
CSPC Pharmaceutical Group Ltd.	1,354,000	990,239
ENN Energy Holdings Ltd.	208,000	1,713,961
Greentown China Holdings Ltd.	271,000	280,233
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	4,000	11,518
Haier Smart Home Co. Ltd., Class H	291,200	910,165
Harbin Boshi Automation Co. Ltd.	16,400	36,052
Huaxia Bank Co. Ltd., Class A	487,600	382,791
Industrial & Commercial Bank of China Ltd., Class A	2,766,400	1,775,743
Industrial Bank Co. Ltd., Class A	644,800	1,443,937
Inspur Electronic Information Industry Co. Ltd., Class A	16,400	84,526
Kweichow Moutai Co. Ltd., Class A	7,000	1,737,717
Luzhou Laojiao Co. Ltd., Class A	7,900	236,527
Metallurgical Corp. of China Ltd., Class A	187,200	94,419
Ping An Insurance Group Co. of China Ltd., Class A	208,000	1,387,830
Ping An Insurance Group Co. of China Ltd., Class H	1,812,500	10,279,857
Postal Savings Bank of China Co. Ltd., Class H(a)	2,912,000	1,466,329
Shanghai Baosight Software Co. Ltd., Class A	20,908	129,740
Shanghai Tunnel Engineering Co. Ltd., Class A	124,800	100,357
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	98,000	100,038

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sinoma Science & Technology Co. Ltd., Class A	16,400	$46,253
Tsingtao Brewery Co. Ltd., Class A	3,500	42,047
Tsingtao Brewery Co. Ltd., Class H	54,000	439,720
Wuliangye Yibin Co. Ltd., Class A	26,700	575,893
Xiamen Xiangyu Co. Ltd.	99,200	92,577
Yankuang Energy Group Co. Ltd., Class A	259,850	722,210
Yuexiu Property Co. Ltd.	577,000	663,246
Zhengzhou Coal Mining Machinery Group Co. Ltd.	20,800	37,363
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	124,800	121,272
Zhongsheng Group Holdings Ltd.	104,000	291,188

		38,098,500

Colombia — 0.1%
Grupo Argos SA	108,876	249,505
Grupo Nutresa SA	10,192	123,701
Interconexion Electrica SA ESP	151,158	552,757

		925,963

Denmark — 3.8%
Carlsberg A/S, Class B	13,520	1,704,669
Coloplast A/S, Class B	16,224	1,716,775
DSV A/S	3,978	741,263
Novo Nordisk A/S	181,223	16,500,568
Orsted A/S(a)	35,360	1,923,697
Royal Unibrew A/S	6,032	465,854
Scandinavian Tobacco Group A/S, Class A(a)	24,544	373,865

		23,426,691

Finland — 0.6%
Huhtamaki OYJ	16,640	547,051
Kesko OYJ, Class A	25,145	459,443
Kesko OYJ, Class B	90,480	1,621,061
Olvi OYJ, Class A	3,328	106,082
Uponor OYJ	6,656	199,742
Valmet OYJ	24,336	555,604

		3,488,983

France — 4.5%
Equasens	624	48,048
Sanofi	168,064	18,045,914
Schneider Electric SE	59,488	9,803,150
Thermador Groupe	1,040	86,644

		27,983,756

Germany — 5.3%
Adesso SE	208	22,479
Bechtle AG	6,448	300,285
Brenntag SE	20,592	1,593,341
Deutsche Boerse AG	22,256	3,843,540
E.ON SE	531,856	6,289,734
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,080	70,724
Fresenius Medical Care AG & Co. KGaA	28,496	1,225,099
Fresenius SE & Co. KGaA	71,344	2,215,960
FUCHS SE	6,240	199,817
LANXESS AG(b)	15,808	399,653
Nemetschek SE	2,496	151,903
SAP SE	91,512	11,845,499
Stratec SE	416	19,416
Symrise AG, Class A	7,904	752,452
Vonovia SE	154,960	3,712,578

		32,642,480

Security	Shares	Value

Hong Kong — 2.4%
AIA Group Ltd.	1,331,200	$10,765,604
CK Infrastructure Holdings Ltd.	200,000	943,670
Kerry Logistics Network Ltd.	104,000	92,818
Swire Properties Ltd.	332,800	692,131
Techtronic Industries Co. Ltd.	245,000	2,365,128
VSTECS Holdings Ltd.(b)	416,000	233,238

		15,092,589

India — 2.4%
Aegis Logistics Ltd.	17,264	68,367
Asian Paints Ltd.	18,304	695,706
Astral Ltd.	978	22,459
Balaji Amines Ltd.	208	5,432
Berger Paints India Ltd.	3,952	27,027
Berger Paints India Ltd., NVS	790	5,405
Bharat Electronics Ltd.	242,944	403,638
CRISIL Ltd.	1,872	88,320
Grindwell Norton Ltd.	1,664	41,606
Indraprastha Gas Ltd.	74,464	406,978
Infosys Ltd.	431,184	7,410,032
ITC Ltd.	446,160	2,383,845
KEI Industries Ltd.	1,040	33,134
Larsen & Toubro Infotech Ltd.(a)	5,015	313,343
Mphasis Ltd.	9,304	265,250
Persistent Systems Ltd.	1,664	115,635
Pidilite Industries Ltd.	3,328	97,609
Radico Khaitan Ltd.	776	11,228
Reliance Industries Ltd.	55,536	1,563,597
Reliance Industries Ltd., GDR(a)	4,632	258,267
Schaeffler India Ltd.	1,248	49,688
Tata Elxsi Ltd.	1,248	108,298
TTK Prestige Ltd.	1,388	13,066
UltraTech Cement Ltd.	2,807	278,361
Vinati Organics Ltd.	164	3,642
ZF Commercial Vehicle Control Systems India Ltd.	210	39,326

		14,709,259

Indonesia — 0.6%
Bank Central Asia Tbk PT	6,531,200	3,721,051
Bank Pembangunan Daerah Jawa Timur Tbk PT	894,400	36,748

		3,757,799

Ireland — 0.4%
Kerry Group PLC, Class A	9,559	798,697
Smurfit Kappa Group PLC	52,624	1,748,157

		2,546,854

Italy — 0.9%
A2A SpA	404,560	719,024
ACEA SpA	17,056	185,503
Buzzi Unicem SpA	9,152	250,099
DiaSorin SpA	1,456	132,587
Interpump Group SpA	2,912	133,207
Iren SpA	159,536	306,744
Italgas SpA	135,408	692,778
Recordati Industria Chimica e Farmaceutica SpA	14,768	695,946
Reply SpA	1,040	97,586
Terna - Rete Elettrica Nazionale	308,048	2,316,963

		5,530,437

Japan — 18.8%
Aeon Mall Co. Ltd.	20,800	244,802
AGC Inc.	45,000	1,577,132
Aica Kogyo Co. Ltd.	20,800	463,716

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Air Water Inc.	42,000	$522,796
Alfresa Holdings Corp.	20,800	341,022
Astellas Pharma Inc.	255,700	3,539,302
Benefit One Inc.	20,800	150,219
Chiba Bank Ltd.(The)	104,000	755,569
COMSYS Holdings Corp.	20,800	434,877
DCM Holdings Co. Ltd.	20,800	168,958
Denka Co. Ltd.	20,800	375,718
EXEO Group Inc.	20,800	426,175
FUJIFILM Holdings Corp.	30,500	1,764,442
Hisamitsu Pharmaceutical Co. Inc.	9,600	349,283
Hulic Co. Ltd.	104,000	932,550
Kandenko Co. Ltd.	20,800	191,525
Kao Corp.	71,100	2,635,321
KDDI Corp.	249,600	7,640,372
Kobayashi Pharmaceutical Co. Ltd.	500	22,300
Kokuyo Co. Ltd.	20,800	329,620
Kubota Corp.	124,800	1,835,910
Kurita Water Industries Ltd.	2,600	90,477
Kyowa Kirin Co. Ltd.	26,600	462,491
Lasertec Corp.	3,200	497,640
M3 Inc.	20,800	377,286
MCJ Co. Ltd.	20,800	155,996
Medipal Holdings Corp.	20,800	351,593
Mitsubishi Corp.	181,900	8,667,595
Mitsubishi UFJ Financial Group Inc.	1,643,200	13,924,732
MonotaRO Co. Ltd.	20,800	221,753
Morinaga & Co. Ltd.	6,100	220,352
Murata Manufacturing Co. Ltd.	187,200	3,414,931
NEC Networks & System Integration Corp.	20,800	273,110
Nichias Corp.	20,800	426,221
Nippon Gas Co. Ltd.	20,800	307,847
Nippon Sanso Holdings Corp.	21,000	497,206
Nippon Telegraph & Telephone Corp.	4,499,100	5,325,291
Nissan Chemical Corp.	20,800	884,197
Nisshin Seifun Group Inc.	20,800	265,064
Nitori Holdings Co. Ltd.	3,000	334,486
Nitto Denko Corp.	19,300	1,265,605
Nomura Real Estate Holdings Inc.	21,800	547,301
Nomura Research Institute Ltd.	20,800	540,628
NSD Co. Ltd.	20,800	394,273
NTT Data Corp.	41,600	556,664
Obic Co. Ltd.	2,100	318,193
Open House Group Co. Ltd.	5,100	172,926
PALTAC Corp.	200	6,265
Pan Pacific International Holdings Corp.	20,800	436,529
Raito Kogyo Co. Ltd.	20,800	287,028
Rinnai Corp.	20,800	388,939
Sangetsu Corp.	20,800	405,248
SBI Holdings Inc.	62,400	1,313,258
SCSK Corp.	21,000	366,131
Sekisui House Ltd.	134,600	2,678,733
Seven & i Holdings Co. Ltd.	73,700	2,885,368
Shin-Etsu Chemical Co. Ltd.	222,800	6,471,369
Shionogi & Co. Ltd.	32,200	1,436,263
Ship Healthcare Holdings Inc.	200	3,031
Sohgo Security Services Co. Ltd.	42,300	255,314
Sompo Holdings Inc.	73,000	3,128,544
Sony Group Corp.	37,600	3,074,761
Sumitomo Mitsui Financial Group Inc.	249,600	12,261,858

Security	Shares	Value

Japan (continued)
Sumitomo Realty & Development Co. Ltd.	36,900	$957,980
Sundrug Co. Ltd.	7,700	208,696
TDK Corp.	41,600	1,537,963
TechnoPro Holdings Inc.	20,800	452,053
Terumo Corp.	41,600	1,101,187
TIS Inc.	20,800	457,375
Tokio Marine Holdings Inc.	311,200	7,205,427
Tokyo Tatemono Co. Ltd.	41,600	575,169
Unicharm Corp.	18,500	654,118
USS Co. Ltd.	41,600	687,704
Valor Holdings Co. Ltd.	21,000	307,085
Yakult Honsha Co. Ltd.	20,800	505,168
Yamaguchi Financial Group Inc.	41,600	364,167
Yamato Holdings Co. Ltd.	21,200	345,056

		115,953,254

Malaysia — 0.0%
Allianz Malaysia Bhd	21,000	71,114

Mexico — 0.4%
Arca Continental SAB de CV	104,000	944,549
Bolsa Mexicana de Valores SAB de CV	166,400	312,319
Grupo Bimbo SAB de CV, Series A	124,800	601,675
Orbia Advance Corp. SAB de CV	270,400	561,824

		2,420,367

Netherlands — 1.2%
IMCD NV	5,824	736,356
NN Group NV	127,088	4,074,210
Wolters Kluwer NV	22,880	2,770,205

		7,580,771

New Zealand — 0.2%
EBOS Group Ltd.	24,752	507,063
Mainfreight Ltd.	11,440	446,677
Summerset Group Holdings Ltd.	33,488	204,556

		1,158,296

Norway — 0.1%
Borregaard ASA	9,984	146,905
Medistim ASA	1,456	28,993
TOMRA Systems ASA	16,432	186,732

		362,630

Philippines — 0.1%
International Container Terminal Services Inc.	185,120	676,291

Poland — 0.0%
Neuca SA	208	31,710

Portugal — 0.0%
Sonae SGPS SA	293,072	284,637

Saudi Arabia — 0.1%
Mouwasat Medical Services Co.	7,072	193,865
United Electronics Co.	10,300	207,278

		401,143

South Africa — 0.0%
PSG Konsult Ltd.	214,864	148,661

South Korea — 0.7%
AfreecaTV Co. Ltd.	624	38,759
Cheil Worldwide Inc.	23,920	355,157
CS Wind Corp.	1,592	64,141
Daesang Corp.	5,724	79,213

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Home Shopping Network Corp.	776	$24,039
KIWOOM Securities Co. Ltd.	2,912	203,483
Kolmar BNH Co. Ltd.	4,160	51,032
Korea Zinc Co. Ltd.	3,744	1,402,435
Kumho Petrochemical Co. Ltd.	3,744	371,498
LEENO Industrial Inc.	1,040	118,347
NAVER Corp.	4,784	715,278
NICE Information Service Co. Ltd.	9,152	67,012
Park Systems Corp.	160	19,317
Samsung Electro-Mechanics Co. Ltd.	4,411	448,221
SK Gas Ltd.	208	23,082
Youngone Corp.	3,744	133,822
Youngone Holdings Co. Ltd.	776	46,223

		4,161,059

Spain — 2.7%
Iberdrola SA	1,421,070	15,893,883
Vidrala SA	1,951	169,378
Viscofan SA	6,864	419,052

		16,482,313

Sweden — 0.6%
AAK AB	12,064	217,071
Assa Abloy AB, Class B	91,728	1,993,118
Atrium Ljungberg AB, Class B	5,068	82,475
Bravida Holding AB(a)	42,016	309,245
Castellum AB	65,091	659,797
Catena AB	3,536	122,693
Lifco AB, Class B	8,320	145,545
NP3 Fastigheter AB	2,912	42,023
Platzer Fastigheter Holding AB, Class B	8,944	55,012

		3,626,979

Switzerland — 12.2%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	57	633,415
Chocoladefabriken Lindt & Spruengli AG, Registered	6	656,974
Coca-Cola HBC AG, Class DI	32,864	898,625
DKSH Holding AG	5,824	393,947
Geberit AG, Registered	5,200	2,593,123
Givaudan SA, Registered	986	3,210,249
Logitech International SA, Registered	13,728	944,465
Nestle SA, Registered	163,280	18,482,642
Novartis AG, Registered	194,272	19,840,734
Partners Group Holding AG	4,368	4,903,492
Roche Holding AG, Bearer	4,784	1,405,476
Roche Holding AG, NVS	66,560	18,170,949
Siegfried Holding AG, Registered	86	73,455
Sika AG, Registered	10,400	2,634,952
Tecan Group AG, Registered	644	216,462
Temenos AG, Registered	5,824	407,332
VZ Holding AG	1,456	151,636

		75,617,928

Taiwan — 0.7%
Advantech Co. Ltd.	53,893	577,066
ASPEED Technology Inc.	2,000	172,285
Lotes Co. Ltd.	8,155	208,403
Parade Technologies Ltd.	15,000	459,119
Silergy Corp.	44,000	417,069
Sinbon Electronics Co. Ltd.	22,000	220,527
Unimicron Technology Corp.	335,000	1,807,412

Security	Shares	Value

Taiwan (continued)
Voltronic Power Technology Corp.	11,000	$541,716

		4,403,597

Turkey — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	21,016	31,236
Tofas Turk Otomobil Fabrikasi AS	13,728	147,759

		178,995

United Kingdom — 11.6%
Ashtead Group PLC	35,360	2,144,323
BAE Systems PLC	420,784	5,113,300
British American Tobacco PLC	567,008	17,803,302
Bunzl PLC	39,104	1,392,641
Chemring Group PLC	35,984	121,834
Clarkson PLC	4,992	166,582
Cranswick PLC	6,448	278,597
Croda International PLC	15,600	931,813
DCC PLC	21,514	1,204,559
Dechra Pharmaceuticals PLC	7,488	345,345
Diageo PLC	309,504	11,410,822
Diploma PLC	12,480	455,615
Drax Group PLC	84,857	454,307
EMIS Group PLC	6,448	151,994
Games Workshop Group PLC	7,280	937,374
Gamma Communications PLC	6,032	80,312
GlobalData PLC, NVS(b)	10,400	19,287
Halma PLC	18,720	441,057
Hargreaves Lansdown PLC	100,256	942,904
Hilton Food Group PLC	16,640	145,072
Impax Asset Management Group PLC	29,120	162,308
Learning Technologies Group PLC	50,544	39,561
London Stock Exchange Group PLC	27,248	2,730,954
National Grid PLC	1,143,339	13,673,587
RELX PLC	218,816	7,382,833
RWS Holdings PLC	83,064	243,029
Sage Group PLC(The)	113,152	1,361,660
Sirius Real Estate Ltd.	327,808	343,651
Softcat PLC	11,648	207,349
Spectris PLC	12,480	515,943
Spirax-Sarco Engineering PLC	6,032	698,223

		71,900,138

Total Common Stocks — 99.1% (Cost: $610,326,191)		612,482,239

Preferred Stocks

Germany — 0.1%
Fuchs Petrolub SE, Preference Shares, NVS	9,776	378,958

South Korea — 0.0%
Samsung Electro-Mechanics Co. Ltd., Preference Shares	368	18,406

Total Preferred Stocks — 0.1% (Cost: $337,943)		397,364

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 11/17/23, Strike Price BRL 47.13)	660	$2,101

Total Rights — 0.0% (Cost: $—)		2,101

Total Long-Term Investments — 99.2% (Cost: $610,664,134)		612,881,704

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	813,486	813,730
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	5,810,000	5,810,000

Total Short-Term Securities — 1.1% (Cost: $6,623,825)		6,623,730

Total Investments — 100.3% (Cost: $617,287,959)		619,505,434

Liabilities in Excess of Other Assets — (0.3)%		(1,860,321)

Net Assets — 100.0%		$617,645,113

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,609,211	$—		$(1,795,814	)(a)	$1	$332	$813,730	813,486	$17,889	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,310,000	4,500,000	(a)	—		—	—	5,810,000	5,810,000	24,184		—

						$1	$332	$6,623,730		$42,073		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index	4	12/14/23	$693	$(9,484)
MSCI EAFE Index	39	12/15/23	3,981	(90,173)

				$(99,657)

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® International Dividend Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$99,657	$—	$—	$—	$99,657

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$68,478	$—	$—	$—	$68,478

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(241,363)	$—	$—	$—	$(241,363)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,391,128

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$130,101,826	$482,380,413	$—	$612,482,239
Preferred Stocks	—	397,364	—	397,364
Rights	2,101	—	—	2,101
Short-Term Securities
Money Market Funds	6,623,730	—	—	6,623,730

	$136,727,657	$482,777,777	$—	$619,505,434

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(99,657)	$—	$—	$(99,657)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) September 30, 2023	iShares® Latin America 40 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 41.0%
Ambev SA, ADR	14,338,775	$36,994,041
B3 SA - Brasil, Bolsa, Balcao	18,915,427	46,248,540
Banco do Brasil SA	4,657,208	43,713,297
CCR SA	3,207,736	8,225,864
Centrais Eletricas Brasileiras SA	3,360,424	24,662,252
Itausa SA	226,421	407,657
Localiza Rent a Car SA	2,757,529	32,125,593
Lojas Renner SA	3,142,952	8,378,621
Magazine Luiza SA(a)	9,404,913	3,966,620
Natura & Co.. Holding SA(a)	2,739,549	7,935,430
NU Holdings Ltd.(a)	7,729,627	56,039,796
Petroleo Brasileiro SA, ADR	6,048,170	90,662,068
Rede D’Or Sao Luiz SA(b)	3,349,649	16,933,002
Telefonica Brasil SA, ADR NVS	1,138,528	9,734,414
Vale SA, Class B, ADR	11,803,715	158,169,781
WEG SA	4,775,378	34,457,622

		578,654,598

Chile — 6.2%
Banco de Chile	141,321,223	14,378,169
Banco Santander Chile, ADR	503,998	9,243,323
Cencosud SA	4,155,218	7,878,853
Empresas CMPC SA	3,569,584	6,571,987
Empresas COPEC SA	1,183,097	8,387,454
Enel Americas SA(a)	62,771,997	7,206,493
Falabella SA	2,520,497	5,631,933
Sociedad Quimica y Minera de Chile SA, ADR	464,252	27,701,917

		87,000,129

Colombia — 1.7%
Bancolombia SA, ADR	368,409	9,829,152
Ecopetrol SA, ADR	800,232	9,266,686
Interconexion Electrica SA ESP	1,433,511	5,242,089

		24,337,927

Mexico — 26.2%
America Movil SAB de CV	67,691,126	58,611,912
Cemex SAB de CV, NVS(a)	49,206,311	32,103,041
Fibra Uno Administracion SA de CV	9,166,536	15,279,752
Fomento Economico Mexicano SAB de CV	5,971,415	65,215,287
Grupo Bimbo SAB de CV, Series A	4,882,159	23,537,455
Grupo Financiero Banorte SAB de CV, Class O	8,060,829	67,580,991
Grupo Mexico SAB de CV, Series B	10,122,468	47,912,918
Wal-Mart de Mexico SAB de CV	15,892,966	59,823,760

		370,065,116

Peru — 3.5%
Credicorp Ltd.	220,897	28,268,189
Southern Copper Corp.	276,439	20,813,092

		49,081,281

Total Common Stocks — 78.6% (Cost: $1,147,019,513)		1,109,139,051

Security	Shares	Value

Preferred Stocks

Brazil — 20.1%
Banco Bradesco SA, Preference Shares, ADR(c)	17,266,921	$49,210,725
Gerdau SA, Preference Shares, ADR	3,759,489	17,932,763
Itau Unibanco Holding SA, Preference Shares, ADR	15,752,058	84,588,551
Itausa SA, Preference Shares, NVS	16,982,284	30,575,578
Petroleo Brasileiro SA, Preference Shares, ADR	7,466,175	102,361,259

		284,668,876

Total Preferred Stocks — 20.1% (Cost: $353,233,674)		284,668,876

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 11/17/23, Strike Price BRL 47.13)	20,158	64,165

Total Rights — 0.0% (Cost: $—)		64,165

Total Long-Term Investments — 98.7% (Cost: $1,500,253,187)		1,393,872,092

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	162,024	162,072

Total Short-Term Securities — 0.0% (Cost: $162,072)		162,072

Total Investments — 98.7% (Cost: $1,500,415,259)		1,394,034,164

Other Assets Less Liabilities — 1.3%		17,697,948

Net Assets — 100.0%		$1,411,732,112

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Latin America 40 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$28,498,843	$—	$(28,338,163	)(a)	$(3,209)	$4,601	$162,072	162,024	$11,509	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	6,620,000	—	(6,620,000	)(a)	—	—	—	—	50,973		—

					$(3,209)	$4,601	$162,072		$62,482		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Bclear MSCI Brazil Index	200	12/15/23	$10,832	$3,569
Mexican BOLSA Index	178	12/15/23	5,274	(71,830)

				$(68,261)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,569	$—	$—	$—	$3,569

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$71,830	$—	$—	$—	$71,830

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® Latin America 40 ETF

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$366,770	$—	$—	$—	$366,770

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(187,698)	$—	$—	$—	$(187,698)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,774,826

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,081,514,799	$27,624,252	$—	$1,109,139,051
Preferred Stocks	284,668,876	—	—	284,668,876
Rights	64,165	—	—	64,165
Short-Term Securities
Money Market Funds	162,072	—	—	162,072

	$1,366,409,912	$27,624,252	$—	$1,394,034,164

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,569	$—	$—	$3,569
Liabilities
Equity Contracts	(71,830)	—	—	(71,830)

	$(68,261)	$—	$—	(68,261)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

September 30, 2023

	iShares Asia 50 ETF	iShares Blockchain and Tech ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,497,593,677	$7,203,604	$20,515,087	$1,596,851,002
Investments, at value — affiliated(c)	6,684,913	2,339,263	706,084	9,258,618
Cash	3,927	6,880	11,490	11,366
Cash pledged for futures contracts	274,000	1,365	16,000	1
Foreign currency collateral pledged for futures contracts	—	—	—	91,497
Foreign currency, at value(d)	1,269,094	3,071	772	808,226
Receivables:
Investments sold	—	—	1,304,187	—
Securities lending income — affiliated	2,989	3,868	297	1,532
Dividends — unaffiliated	2,627,251	771	115,654	1,493,410
Dividends — affiliated	3,322	21	124	10,924
Tax reclaims	—	—	—	3,732,033
Variation margin on futures contracts	30,938	—	1,760	305

Total assets	1,508,490,111	9,558,843	22,671,455	1,612,258,914

LIABILITIES
Collateral on securities loaned, at value	5,373,157	2,329,009	697,451	6,539,000
Payables:
Investments purchased	—	—	1,264,043	—
Investment advisory fees	636,139	2,976	10,285	793,872
IRS compliance fee for foreign withholding tax claims	—	—	—	6,096,697
Professional fees	—	—	—	4,706
Variation margin on futures contracts	—	392	—	—

Total liabilities	6,009,296	2,332,377	1,971,779	13,434,275

Commitments and contingent liabilities

NET ASSETS	$1,502,480,815	$7,226,466	$20,699,676	$1,598,824,639

NET ASSETS CONSIST OF
Paid-in capital	$1,830,428,049	$10,141,856	$55,561,885	$2,110,987,184
Accumulated loss	(327,947,234)	(2,915,390)	(34,862,209)	(512,162,545)

NET ASSETS	$1,502,480,815	$7,226,466	$20,699,676	$1,598,824,639

NET ASSET VALUE
Shares outstanding	27,000,000	450,000	1,000,000	33,500,000

Net asset value	$55.65	$16.06	$20.70	$47.73

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$1,654,764,778	$6,873,114	$20,461,291	$1,733,571,431
(b) Securities loaned, at value	$5,112,308	$2,231,589	$672,407	$6,267,917
(c) Investments, at cost — affiliated	$6,684,376	$2,338,939	$705,878	$9,258,178
(d) Foreign currency, at cost	$1,278,483	$3,098	$981	$766,270

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statement of Assets and Liabilities (unaudited) (continued)

September 30, 2023

	iShares Future Metaverse Tech and Communications ETF	iShares India 50 ETF	iShares International Developed Property ETF	iShares International Developed Small Cap Value Factor ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$5,565,260	$662,566,731	$37,422,845	$154,751,665
Investments, at value — affiliated(c)	247,225	11,660,000	943,499	2,304,638
Cash	6,381	8,563	972	1,258
Cash pledged for futures contracts	—	146,000	12,000	56,000
Foreign currency collateral pledged for futures contracts	—	—	4,476	—
Foreign currency, at value(d)	928	106	48,018	304,232
Receivables:
Investments sold	2,420	1,366,284	2,578	—
Securities lending income — affiliated	19	—	718	1,316
Dividends — unaffiliated	4,152	—	171,116	770,765
Dividends — affiliated	6	49,141	201	181
Tax reclaims	263	—	35,332	208,866
Variation margin on futures contracts	—	10,296	162	—

Total assets	5,826,654	675,807,121	38,641,917	158,398,921

LIABILITIES
Collateral on securities loaned, at value	247,250	—	554,101	2,253,982
Payables:
Investments purchased	—	1,135,773	—	—
Deferred foreign capital gain tax	—	9,477,594	3,343	—
Foreign taxes	—	106	330	—
Income distributions	—	—	380,795	—
Investment advisory fees	2,193	487,496	15,400	39,231
Variation margin on futures contracts	—	—	—	2,542

Total liabilities	249,443	11,100,969	953,969	2,295,755

Commitments and contingent liabilities

NET ASSETS	$5,577,211	$664,706,152	$37,687,948	$156,103,166

NET ASSETS CONSIST OF
Paid-in capital	$5,104,279	$334,417,415	$95,402,876	$173,512,227
Accumulated earnings (loss)	472,932	330,288,737	(57,714,928)	(17,409,061)

NET ASSETS	$5,577,211	$664,706,152	$37,687,948	$156,103,166

NET ASSETVALUE
Shares outstanding	200,000	14,700,000	1,500,000	5,100,000

Net asset value	$27.89	$45.22	$25.13	$30.61

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$5,256,685	$601,080,889	$60,523,204	$169,314,406
(b) Securities loaned, at value	$252,126	$—	$532,236	$2,080,883
(c) Investments, at cost — affiliated	$247,249	$11,660,000	$943,300	$2,304,702
(d) Foreign currency, at cost	$958	$106	$47,973	$306,991

See notes to financial statements.

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2023

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$612,881,704	$1,393,872,092
Investments, at value — affiliated(c)	6,623,730	162,072
Cash	26,867	3,912,197
Cash pledged for futures contracts	140,000	1,664,000
Foreign currency collateral pledged for futures contracts	38,284	545,690
Foreign currency, at value(d)	518,774	5,323,905
Receivables:
Investments sold	—	1,227
Securities lending income — affiliated	107	1,635
Capital shares sold	—	669,445
Dividends — unaffiliated	2,630,628	11,369,019
Dividends — affiliated	6,264	7,502
Tax reclaims	676,377	—
Variation margin on futures contracts	—	132,509

Total assets	623,542,735	1,417,661,293

LIABILITIES
Bank borrowings	390	—
Collateral on securities loaned, at value	813,824	160,800
Payables:
Investments purchased	223,247	5,210,242
Deferred foreign capital gain tax	152,874	—
Foreign taxes	7,930	—
Income distributions	4,605,078	—
Investment advisory fees	78,431	558,139
Variation margin on futures contracts	15,848	—

Total liabilities	5,897,622	5,929,181

Commitments and contingent liabilities

NET ASSETS	$617,645,113	$1,411,732,112

NET ASSETS CONSIST OF
Paid-in capital	$649,658,183	$2,631,616,484
Accumulated loss	(32,013,070)	(1,219,884,372)

NET ASSETS	$617,645,113	$1,411,732,112

NET ASSETVALUE
Shares outstanding	10,400,000	55,250,000

Net asset value	$59.39	$25.55

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$610,664,134	$1,500,253,187
(b) Securities loaned, at value	$745,374	$152,760
(c) Investments, at cost — affiliated	$6,623,825	$162,072
(d) Foreign currency, at cost	$520,919	$5,336,120

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Operations  (unaudited)

Six Months Ended September 30, 2023

	iShares Asia 50 ETF	iShares Blockchain and Tech ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

INVESTMENT INCOME
Dividends — unaffiliated	$32,387,229	$20,842	$545,599	$41,215,796
Dividends — affiliated	30,705	150	3,824	86,476
Securities lending income — affiliated — net	16,549	51,058	2,241	23,535
Other income — unaffiliated	—	—	—	44,481
Foreign taxes withheld	(3,345,555)	(1,584)	(29,511)	(3,967,984)
Foreign withholding tax claims	—	—	—	948,683
IRS compliance fee for foreign withholding tax claims	—	—	—	186,376
Other foreign taxes	(236)	—	—	—

Total investment income	29,088,692	70,466	522,153	38,537,363

EXPENSES
Investment advisory	4,023,363	18,038	67,592	5,225,721
Commitment costs	9,738	—	134	—
Professional	—	—	—	108,602

Total expenses	4,033,101	18,038	67,726	5,334,323

Net investment income	25,055,591	52,428	454,427	33,203,040

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(43,251,343)	(94,982)	(254,984)	(24,208,398)
Investments — affiliated	2,201	(205)	(298)	1,531
Foreign currency transactions	(268,115)	(384)	821	(14,927)
Futures contracts	35,085	1,134	13,238	143,997
In-kind redemptions — unaffiliated(a)	(1,094,712)	—	317,373	43,337,418

	(44,576,884)	(94,437)	76,150	19,259,621

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(134,721,626)	(340,894)	(1,133,623)	(93,197,711)
Investments — affiliated	537	193	177	(1,730)
Foreign currency translations	39,327	(31)	(193)	(94,780)
Futures contracts	(230,299)	(1,143)	(1,986)	(210,879)

	(134,912,061)	(341,875)	(1,135,625)	(93,505,100)

Net realized and unrealized loss	(179,488,945)	(436,312)	(1,059,475)	(74,245,479)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(154,433,354)	$(383,884)	$(605,048)	$(41,042,439)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2023

	iShares Future Metaverse Tech and Communications ETF	iShares India 50 ETF	iShares International Developed Property ETF	iShares International Developed Small Cap Value Factor ETF

INVESTMENT INCOME
Dividends — unaffiliated	$21,886	$6,014,673	$1,028,366	$4,429,024
Dividends — affiliated	8	257,409	608	2,581
Securities lending income — affiliated — net	115	—	6,588	20,617
Foreign taxes withheld	(1,069)	(1,410,980)	(93,181)	(439,405)

Total investment income	20,940	4,861,102	942,381	4,012,817

EXPENSES
Investment advisory	13,264	2,755,543	99,935	282,332
Commitment costs	—	3,508	—	—
Professional	—	—	—	4,862

Total expenses	13,264	2,759,051	99,935	287,194

Less:
Investment advisory fees waived	—	—	—	(39,797)

Total expenses after fees waived	13,264	2,759,051	99,935	247,397

Net investment income	7,676	2,102,051	842,446	3,765,420

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	152,850	(1,667,078)	(1,064,907)	(1,362,710)
Investments — affiliated	(31)	—	53	304
Foreign currency transactions	(548)	(19,512)	(13,695)	(42,173)
Futures contracts	—	86,803	28,278	38,647
In-kind redemptions — unaffiliated(b)	—	—	(817,635)	—

	152,271	(1,599,787)	(1,867,906)	(1,365,932)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	74,492	55,315,965	(1,009,535)	(4,044,867)
Investments — affiliated	(24)	—	(82)	(344)
Foreign currency translations	(85)	1,081	(4,943)	(12,939)
Futures contracts	—	(39,459)	(15,634)	(35,204)

	74,383	55,277,587	(1,030,194)	(4,093,354)

Net realized and unrealized gain (loss)	226,654	53,677,800	(2,898,100)	(5,459,286)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$234,330	$55,779,851	$(2,055,654)	$(1,693,866)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(1,177,622)	$(409)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction/increase in deferred foreign capital gain tax of.	$—	$(6,914,264)	$160	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2023

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

INVESTMENT INCOME
Dividends — unaffiliated	$12,567,421	$50,191,408
Dividends — affiliated	24,184	50,973
Interest — unaffiliated.	5,723	—
Securities lending income — affiliated — net	17,889	11,509
Foreign taxes withheld	(1,253,104)	(3,437,137)
Other foreign taxes	(321)	—

Total investment income	11,361,792	46,816,753

EXPENSES
Investment advisory	469,523	2,971,725
Interest expense	2,355	—
Commitment costs	1,578	6,646

Total expenses	473,456	2,978,371

Net investment income	10,888,336	43,838,382

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(866,181)	(18,353,156)
Investments — affiliated	1	(3,209)
Foreign currency transactions	(165,264)	39,224
Futures contracts	68,478	366,770
In-kind redemptions — unaffiliated(b)	—	7,797,269

	(962,966)	(10,153,102)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	(10,083,736)	32,384,421
Investments — affiliated	332	4,601
Foreign currency translations	(25,030)	(93,766)
Futures contracts	(241,363)	(187,698)

	(10,349,797)	32,107,558

Net realized and unrealized gain (loss)	(11,312,763)	21,954,456

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(424,427)	$65,792,838

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(37,867)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$(132,522)	$—

See notes to financial statements.

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Asia 50 ETF		iShares Blockchain and Tech ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Period From 04/25/22 to 03/31/23 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$25,055,591	$29,780,218	$52,428	$81,409
Net realized loss	(44,576,884)	(55,023,332)	(94,437)	(3,175,291)
Net change in unrealized appreciation (depreciation)	(134,912,061)	(146,764,220)	(341,875)	672,269

Net decrease in net assets resulting from operations	(154,433,354)	(172,007,334)	(383,884)	(2,421,613)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(14,106,211)	(36,273,723)	(76,921)	(32,972)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,504,173)	(1,319,572)	1,157,886	8,983,970

NET ASSETS
Total increase (decrease) in net assets	(173,043,738)	(209,600,629)	697,081	6,529,385
Beginning of period	1,675,524,553	1,885,125,182	6,529,385	—

End of period	$1,502,480,815	$1,675,524,553	$7,226,466	$6,529,385

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Changes in Net Assets (continued)

	iShares Emerging Markets Infrastructure ETF			iShares Europe ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$454,427		$583,929	$33,203,040	$54,487,262
Net realized gain (loss)	76,150		(1,736,393)	19,259,621	46,082,397
Net change in unrealized appreciation (depreciation)		(1,135,625)	590,798	(93,505,100)	(60,291,024)

Net increase (decrease) in net assets resulting from operations		(605,048)	(561,666)	(41,042,439)	40,278,635

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(235,977	)(b)	(641,405)	(40,381,805)	(50,928,655)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions		(1,072,183)	3,220,760	(152,684,512)	(100,395,818)

NET ASSETS
Total increase (decrease) in net assets		(1,913,208)	2,017,689	(234,108,756)	(111,045,838)
Beginning of period	22,612,884		20,595,195	1,832,933,395	1,943,979,233

End of period	$20,699,676		$22,612,884	$1,598,824,639	$1,832,933,395

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Future Metaverse Tech and Communications ETF			iShares India 50 ETF

	Six Months Ended 09/30/23 (unaudited)	Period From 02/14/23 to 03/31/23	(a)	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23 (b)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,676	$5,190		$2,102,051		$1,492,220
Net realized gain (loss)	152,271	6,848		(1,599,787)		335,736,820
Net change in unrealized appreciation (depreciation)	74,383	234,104		55,277,587		(390,329,239)

Net increase (decrease) in net assets resulting from operations	234,330	246,142		55,779,851		(53,100,199)

DISTRIBUTIONS TO SHAREHOLDERS(c)
Decrease in net assets resulting from distributions to shareholders	(7,540)	—		(1,004,640	)(d)	(21,001,621)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	5,104,279		33,158,981		(12,354,375)

NET ASSETS
Total increase (decrease) in net assets	226,790	5,350,421		87,934,192		(86,456,195)
Beginning of period	5,350,421	—		576,771,960		663,228,155

End of period	$5,577,211	$5,350,421		$664,706,152		$576,771,960

(a)	Commencement of operations.
(b)	Consolidated Statement of Changes in Net Assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Changes in Net Assets (continued)

	iShares International Developed Property ETF		iShares International Developed Small Cap Value Factor ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$842,446	$1,780,905	$3,765,420	$5,283,505
Net realized loss	(1,867,906)	(2,795,992)	(1,365,932)	(2,515,952)
Net change in unrealized appreciation (depreciation)	(1,030,194)	(12,829,576)	(4,093,354)	(9,746,404)

Net decrease in net assets resulting from operations	(2,055,654)	(13,844,663)	(1,693,866)	(6,978,851)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(766,515)	(977,169)	(3,428,047)	(4,915,147)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,613,284)	(5,900,739)	3,224,313	5,713,393

NET ASSETS
Total decrease in net assets	(5,435,453)	(20,722,571)	(1,897,600)	(6,180,605)
Beginning of period	43,123,401	63,845,972	158,000,766	164,181,371

End of period	$37,687,948	$43,123,401	$156,103,166	$158,000,766

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares International Dividend Growth ETF		iShares Latin America 40 ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,888,336	$12,584,318	$43,838,382		$123,073,780
Net realized loss	(962,966)	(27,477,959)	(10,153,102)		(207,932,460)
Net change in unrealized appreciation (depreciation)	(10,349,797)	10,980,300	32,107,558		(181,861,919)

Net increase (decrease) in net assets resulting from operations	(424,427)	(3,913,341)	65,792,838		(266,720,599)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,228,129)	(11,034,484)	(19,987,269	)(b)	(138,313,795)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	33,877,998	288,496,363	362,793,536		(330,022,276)

NET ASSETS
Total increase (decrease) in net assets	22,225,442	273,548,538	408,599,105		(735,056,670)
Beginning of period	595,419,671	321,871,133	1,003,133,007		1,738,189,677

End of period	$617,645,113	$595,419,671	$1,411,732,112		$1,003,133,007

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Financial Highlights

(For a share outstanding throughout each period)

		iShares Asia 50 ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$61.83		$68.67	$90.91	$56.05	$61.05	$67.20

Net investment income(a)	0.93		1.17	0.93	1.31	1.42	1.48

Net realized and unrealized gain (loss)(b)		(6.58)	(6.54)	(21.99)	34.52	(4.94)	(6.25)

Net increase (decrease) from investment operations		(5.65)	(5.37)	(21.06)	35.83	(3.52)	(4.77)

Distributions from net investment income(c)		(0.53)	(1.47)	(1.18)	(0.97)	(1.48)	(1.38)

Net asset value, end of period	$55.65		$61.83	$68.67	$90.91	$56.05	$61.05

Total Return(d)
Based on net asset value	(9.20	)%(e)	(7.77)%	(23.36)%	64.22%	(6.00)%	(6.94)%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	3.11	%(g)	1.95%	1.12%	1.66%	2.32%	2.43%

Supplemental Data
Net assets, end of period (000)	$1,502,481		$1,675,525	$1,885,125	$3,172,670	$1,059,289	$1,089,745

Portfolio turnover rate(h)		6%	12%	13%	46%	6%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Blockchain and Tech ETF

	Six Months Ended 09/30/23 (unaudited	)	Period From 04/25/22 to 03/31/23	(a)

Net asset value, beginning of period	$16.32		$25.56

Net investment income(b)	0.13		0.22

Net realized and unrealized gain(c)	(0.20)		(9.38)

Net increase from investment operations	(0.07)		(9.16)

Distributions from net investment income(d)	(0.19)		(0.08)

Net asset value, end of period	$16.06		$16.32

Total Return(e)
Based on net asset value	(0.45	)%(f)	(35.71	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47	%(h)

Net investment income	1.37	%(h)	1.56	%(h)

Supplemental Data
Net assets, end of period (000)	$7,226		$6,529

Portfolio turnover rate(i)	41%		87%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares Emerging Markets Infrastructure ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$21.54		$22.88	$24.74	$19.80	$28.64	$32.07

Net investment income(a)	0.44		0.57	0.95	0.65	0.75	0.75

Net realized and unrealized gain (loss)(b)		(1.06)	(1.27)	(1.84)	4.91	(8.94)	(3.45)

Net increase (decrease) from investment operations		(0.62)	(0.70)	(0.89)	5.56	(8.19)	(2.70)

Distributions from net investment income(c)	(0.22	)(d)	(0.64)	(0.97)	(0.62)	(0.65)	(0.73)

Net asset value, end of period	$20.70		$21.54	$22.88	$24.74	$19.80	$28.64

Total Return(e)
Based on net asset value	(2.89	)%(f)	(3.11)%	(3.83)%	28.33%	(29.33)%	(8.35)%

Ratios to Average Net Assets(g)
Total expenses	0.60	%(h)	0.60%	0.60%	0.60%	0.75%	0.75%

Net investment income	4.03	%(h)	2.70%	3.96%	2.90%	2.60%	2.56%

Supplemental Data
Net assets, end of period (000)	$20,700		$22,613	$20,595	$16,083	$12,870	$25,773

Portfolio turnover rate(i)		8%	26%	23%	27%	18%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares Europe ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$50.08		$50.17		$50.25		$35.42	$43.40	$46.48

Net investment income(a)	0.95	(b)	1.45	(b)	1.24	(b)	0.85	1.24	1.42

Net realized and unrealized gain (loss)(c)		(2.20)	(0.15)		0.21		14.82	(7.78)	(3.16)

Net increase (decrease) from investment operations		(1.25)	1.30		1.45		15.67	(6.54)	(1.74)

Distributions from net investment income(d)		(1.10)	(1.39)		(1.53)		(0.84)	(1.44)	(1.34)

Net asset value, end of period	$47.73		$50.08		$50.17		$50.25	$35.42	$43.40

Total Return(e)
Based on net asset value	(2.56	)%(b)(f)	2.87	%(b)	2.69	%(b)	44.70%	(15.61)%	(3.73)%

Ratios to Average Net Assets(g)
Total expenses	0.60	%(h)	0.67%		0.63%		0.60%	0.59%	0.59%

Total expenses excluding professional fees for foreign withholding tax claims	0.59	%(h)	0.59%		0.58%		0.59%	0.59%	0.59%

Net investment income	3.75	%(b)(h)	3.21	%(b)	2.34	%(b)	1.94%	2.84%	3.23%

Supplemental Data
Net assets, end of period (000)	$1,598,825		$1,832,933		$1,943,979		$1,665,944	$1,252,107	$2,002,860

Portfolio turnover rate(i)		3%	5%		5%		5%	5%	7%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30, 2023, year ended March 31, 2023 and year ended March 31, 2022 respectively:

•	Net investment income per share by $0.02, $0.27 and $0.18.
•	Total return by 0.05%, 0.56% and 0.36%.
•	Ratio of net investment income to average net assets by 0.09%, 0.60% and 0.34%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Future Metaverse Tech and Communications ETF

	Six Months Ended 09/30/23 (unaudited)		Period From 02/14/23 to 03/31/23	(a)

Net asset value, beginning of period	$26.75		$25.52

Net investment income(b)	0.04		0.03

Net realized and unrealized gain(c)	1.14		1.20

Net increase from investment operations	1.18		1.23

Distributions from net investment income		(0.04)	—

Net asset value, end of period	$27.89		$26.75

Total Return(d)
Based on net asset value	4.38	%(e)	4.82	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.47	%(g)	0.47	%(g)

Net investment income	0.27	%(g)	0.84	%(g)

Supplemental Data
Net assets, end of period (000)	$5,577		$5,350

Portfolio turnover rate(h)		12%	7%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares India 50 ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	(a)	Year Ended 03/31/22 (a)	Year Ended 03/31/21 (a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)

Net asset value, beginning of period	$41.20		$46.38		$44.60	$25.87	$37.92	$35.00

Net investment income(b)	0.15		0.11		0.05	0.02	0.19	0.16

Net realized and unrealized gain (loss)(c)	3.94		(3.70)		5.10	18.74	(12.01)	2.97

Net increase (decrease) from investment operations	4.09		(3.59)		5.15	18.76	(11.82)	3.13

Distributions(d)

From net investment income	(0.07	)(e)	—		(3.37)	(0.03)	(0.23)	(0.21)

From net realized gain	—		(1.59)		—	—	—	—

Total distributions		(0.07)	(1.59)		(3.37)	(0.03)	(0.23)	(0.21)

Net asset value, end of period	$45.22		$41.20		$46.38	$44.60	$25.87	$37.92

Total Return(f)
Based on net asset value	9.94	%(g)	(7.92)%		11.57%	72.59%	(31.41)%	9.04%

Ratios to Average Net Assets(h)
Total expenses	0.89	%(i)	0.93	%(j)	0.89%	0.90%	0.93%	0.94%

Net investment income	0.68	%(i)	0.25%		0.10%	0.06%	0.51%	0.45%

Supplemental Data
Net assets, end of period (000)	$664,706		$576,772		$663,228	$691,284	$483,841	$828,545

Portfolio turnover rate(k)		8%	108%		12%	8%	26%	24%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes non-recurring expense of Interest expense. Without this cost, total expenses would have been 0.89%.
(k)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares International Developed Property ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$26.95		$35.47		$36.25		$27.97	$38.79	$38.95

Net investment income(a)	0.54		1.03	(b)	1.06	(b)	0.94	1.14	1.19

Net realized and unrealized gain (loss)(c)		(1.87)	(8.99)		(0.35)		8.19	(9.31)	0.23

Net increase (decrease) from investment operations		(1.33)	(7.96)		0.71		9.13	(8.17)	1.42

Distributions from net investment income(d)		(0.49)	(0.56)		(1.49)		(0.85)	(2.65)	(1.58)

Net asset value, end of period	$25.13		$26.95		$35.47		$36.25	$27.97	$38.79

Total Return(e)
Based on net asset value	(4.98	)%(f)	(22.49	)%(b)	1.79	%(b)	32.96%	(22.52)%	3.91%

Ratios to Average Net Assets(g)
Total expenses	0.48	%(h)	0.48%		0.49%		0.48%	0.48%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.48%		0.48%		N/A	N/A	N/A

Net investment income	4.05	%(h)	3.55	%(b)	2.82	%(b)	2.92%	3.01%	3.16%

Supplemental Data
Net assets, end of period (000)	$37,688		$43,123		$63,846		$83,385	$78,329	$131,871

Portfolio turnover rate(i)		4%	6%		12%		16%	8%	9%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2023 and March 31, 2022 respectively:

•	Net investment income per share by $0.01 and $0.04.
•	Total return by 0.04% and 0.12%.
•	Ratio of net investment income to average net assets by 0.04% and 0.09%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares International Developed Small Cap Value Factor ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Period From 03/23/21 to 03/31/21	(a)

Net asset value, beginning of period	$31.60		$34.20	$34.37	$34.52

Net investment income(b)	0.74		1.09	1.59	0.16

Net realized and unrealized loss(c)		(1.06)	(2.68)	(0.74)	(0.31)

Net increase (decrease) from investment operations		(0.32)	(1.59)	0.85	(0.15)

Distributions from net investment income(d)		(0.67)	(1.01)	(1.02)	—

Net asset value, end of period	$30.61		$31.60	$34.20	$34.37

Total Return(e)
Based on net asset value	(1.06	)%(f)	(4.56)%	2.42%	(0.43	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.36	%(h)	0.40%	0.40%	0.40	%(h)

Total expenses after fees waived	0.31	%(h)	0.30%	0.30%	0.30	%(h)

Total expenses excluding professional fees for foreign withholding tax claims	0.35	%(h)	N/A	N/A	N/A

Net investment income	4.66	%(h)	3.59%	4.55%	17.96	%(h)

Supplemental Data
Net assets, end of period (000)	$156,103		$158,001	$164,181	$6,875

Portfolio turnover rate(i)		45%	18%	35%	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares International Dividend Growth ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$60.45		$65.02	$64.36	$45.51	$53.81	$56.40

Net investment income(a)	1.07		1.67	1.74	1.53	1.56	1.51

Net realized and unrealized gain (loss)(b)		(1.03)	(4.77)	0.39	18.87	(8.24)	(2.58)

Net increase (decrease) from investment operations	0.04		(3.10)	2.13	20.40	(6.68)	(1.07)

Distributions from net investment income(c)		(1.10)	(1.47)	(1.47)	(1.55)	(1.62)	(1.52)

Net asset value, end of period	$59.39		$60.45	$65.02	$64.36	$45.51	$53.81

Total Return(d)
Based on net asset value	0.06	%(e)	(4.60)%	3.28%	45.29%	(12.75)%	(1.88)%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.19%	0.22%	0.22%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.15%	N/A	N/A	N/A	N/A

Net investment income	3.48	%(g)	2.89%	2.60%	2.66%	2.81%	2.80%

Supplemental Data
Net assets, end of period (000)	$617,645		$595,420	$321,871	$189,855	$79,644	$75,329

Portfolio turnover rate(h)		13%	37%	40%	66%	35%	34%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares Latin America 40 ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$23.88		$30.36	$27.56	$18.34	$33.24	$37.28

Net investment income(a)	0.92		2.69	1.70	0.68	0.98	0.88

Net realized and unrealized gain (loss)(b)	1.23		(6.26)	3.09	9.09	(14.83)	(3.96)

Net increase (decrease) from investment operations	2.15		(3.57)	4.79	9.77	(13.85)	(3.08)

Distributions from net investment income(c)	(0.48	)(d)	(2.91)	(1.99)	(0.55)	(1.05)	(0.96)

Net asset value, end of period	$25.55		$23.88	$30.36	$27.56	$18.34	$33.24

Total Return(e)
Based on net asset value	8.94	%(f)	(11.29)%	19.25%	53.62%	(43.05)%	(7.93)%

Ratios to Average Net Assets(g)
Total expenses	0.48	%(h)	0.48%	0.47%	0.48%	0.48%	0.48%

Net investment income	7.07	%(h)	10.76%	6.07%	2.78%	3.08%	2.68%

Supplemental Data
Net assets, end of period (000)	$1,411,732		$1,003,133	$1,738,190	$1,770,590	$797,877	$1,529,164

Portfolio turnover rate(i)		4%	24%	27%	20%	22%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Asia 50	Non-diversified

Blockchain and Tech	Non-diversified

Emerging Markets Infrastructure	Non-diversified

Europe	Diversified

Future Metaverse Tech and Communications	Non-diversified

India 50	Non-diversified

International Developed Property	Diversified

International Developed Small Cap Value Factor	Non-diversified

International Dividend Growth	Diversified

Latin America 40	Non-diversified

Basis of Consolidation: Effective March 17, 2023, iShares India 50 ETF transferred all of the assets of iShares India 50 ETF’s wholly owned Mauritius Subsidiary to iShares India 50 ETF through on-exchange transactions in India. After the transfer, iShares India 50 ETF began making new investments in India directly. On March 29, 2023, iShares India 50 ETF’s Mauritius Subsidiary was dissolved.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements  (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Asia 50
BofA Securities, Inc.	$32,010	$(32,010)	$—		$—
Goldman Sachs & Co. LLC	1,057,975	(1,057,975)	—		—
HSBC Bank PLC	3,526,584	(3,526,584)	—		—
Jefferies LLC	320,321	(320,321)	—		—
Macquarie Bank Ltd.	175,418	(175,418)	—		—

	$5,112,308	$(5,112,308)	$—		$—

Blockchain and Tech
BNP Paribas SA	$268,321	$(268,321)	$—		$—
BofA Securities, Inc.	43,669	(43,669)	—		—
J.P. Morgan Securities LLC	289,194	(289,194)	—		—
Jefferies LLC	272,401	(272,401)	—		—
UBS AG	293,361	(293,361)	—		—
UBS Securities LLC	960,173	(960,173)	—		—
Wells Fargo Bank N.A.	104,470	(104,470)	—		—

	$2,231,589	$(2,231,589)	$—		$—

Emerging Markets Infrastructure
Barclays Bank PLC	$323,932	$(323,932)	$—		$—
BofA Securities, Inc.	348,475	(348,475)	—		—

	$672,407	$(672,407)	$—		$—

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Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Europe
Goldman Sachs & Co. LLC	$2,783,598	$(2,783,598)	$—		$—
HSBC Bank PLC	1,542,411	(1,542,411)	—		—
J.P. Morgan Securities LLC	1,652,570	(1,652,570)	—		—
Morgan Stanley & Co. LLC	289,338	(289,338)	—		—

	$6,267,917	$(6,267,917)	$—		$—

International Developed Property
BofA Securities, Inc.	$—	$—	$—		$—
Goldman Sachs & Co. LLC	99,179	(99,179)	—		—
HSBC Bank PLC	15,246	(15,246)	—		—
J.P. Morgan Securities LLC	6,887	(6,887)	—		—
Jefferies LLC	2	(2)	—		—
Macquarie Bank Ltd.	31,957	(31,957)	—		—
Morgan Stanley	268,623	(268,623)	—		—
SG Americas Securities LLC	110,342	(110,342)	—		—
UBS AG	—	—	—		—

	$532,236	$(532,236)	$—		$—

International Developed Small Cap Value Factor
Barclays Capital, Inc.	$131,144	$(131,144)	$—		$—
BNP Paribas SA	553,726	(553,726)	—		—
BofA Securities, Inc.	91,025	(91,025)	—		—
Goldman Sachs & Co. LLC	190,886	(190,886)	—		—
HSBC Bank PLC	698,101	(698,101)	—		—
J.P. Morgan Securities LLC	361,500	(361,500)	—		—
Nomura Securities International, Inc.	10,240	(10,240)	—		—
UBS AG	44,261	(44,261)	—		—

	$2,080,883	$(2,080,883)	$—		$—

International Dividend Growth
Goldman Sachs & Co. LLC	$18,546	$(18,546)	$—		$—
HSBC Bank PLC	112,134	(112,134)	—		—
Morgan Stanley	219,061	(219,061)	—		—
UBS AG	395,633	(395,633)	—		—

	$745,374	$(745,374)	$—		$—

Latin America 40
BMO Capital Markets	$148,200	$(148,200)	$—		$—
RBC Capital Markets LLC	4,560	(4,560)	—		—

	$152,760	$(152,760)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc.. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements  (unaudited) (continued)

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Asia 50	0.50%
Blockchain and Tech	0.47
Emerging Markets Infrastructure	0.60
Future Metaverse Tech and Communications	0.47
India 50	0.89
International Developed Property	0.48
International Developed Small Cap Value Factor	0.30
International Dividend Growth	0.15

Effective June 30, 2023, for its investment advisory services to the iShares International Developed Small Cap Value Factor ETF, BFA is entitled to an annual investment advisory fee of 0.30%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to June 30, 2023, BFA was entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $12 billion	0.6000%
Over $12 billion, up to and including $18 billion	0.5700
Over $18 billion, up to and including $24 billion	0.5415
Over $24 billion, up to and including $30 billion	0.5145
Over $30 billion	0.4888

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion, up to and including $171 billion	0.4073
Over $171 billion	0.3869

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Emerging Markets Infrastructure ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For the iShares International Developed Small Cap Value Factor ETF, BFA had contractually agreed to waive a portion of its investment advisory fee through July 31, 2024 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.30% of average daily net assets. The contractual waiver was terminated as of June 30, 2023,

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Notes to Financial Statements  (unaudited) (continued)

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended September 30, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

International Developed Small Cap Value Factor	$39,797

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares Blockchain and Tech ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Europe ETF, iShares Future Metaverse Tech and Communications ETF, iShares India 50 ETF, iShares International Developed Property ETF, iShares International Developed Small Cap Value Factor ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Asia 50	$4,859
Blockchain and Tech	12,424
Emerging Markets Infrastructure	637
Europe	5,804
Future Metaverse Tech and Communications	37
International Developed Property	1,543
International Developed Small Cap Value Factor	4,786
International Dividend Growth	4,160
Latin America 40	4,161

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Asia 50	$7,597,053	$18,284,647	$(7,829,765)
Blockchain and Tech	32,664	592,364	30,713
Emerging Markets Infrastructure	20,986	48,931	4,045
Europe	14,325,597	1,631,006	(1,979,307)
International Developed Property	72,508	90,800	(83,530)
International Developed Small Cap Value Factor	609,367	3,384,678	(462,281)
International Dividend Growth	11,405,053	7,090,184	(304,187)
Latin America 40	1,311,077	—	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Asia 50	$121,433,977	$99,570,224
Blockchain and Tech	3,190,452	3,144,282
Emerging Markets Infrastructure	1,670,914	1,730,135
Europe	69,035,169	52,393,119
Future Metaverse Tech and Communications	655,015	654,617
India 50	65,290,344	42,595,508
International Developed Property	1,583,076	1,583,580
International Developed Small Cap Value Factor	71,549,141	71,060,030
International Dividend Growth	82,091,088	78,223,481
Latin America 40	164,111,506	44,422,905

For the six months ended September 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Asia 50	$1,099,203	$14,568,017
Blockchain and Tech	1,095,895	—
Emerging Markets Infrastructure	—	914,351
Europe	—	171,714,541
International Developed Property	—	2,489,478
International Developed Small Cap Value Factor	3,173,828	—
International Dividend Growth	29,075,442	—
Latin America 40	317,672,156	61,736,672

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses

Asia 50	$(91,304,416)	$—
Blockchain and Tech	(3,088,039)	—
Emerging Markets Infrastructure	(34,170,843)	—
Europe	(368,616,712)	—
India 50	—	(495,624)
International Developed Property	(31,498,243)	—
International Developed Small Cap Value Factor	(2,549,938)	—
International Dividend Growth	(32,658,402)	—
Latin America 40	(1,036,874,384)	—

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Asia 50	$1,715,920,284	$262,314,704	$(474,010,131)	$(211,695,427)
Blockchain and Tech	9,310,776	931,058	(699,360)	231,698
Emerging Markets Infrastructure	22,226,055	3,946,801	(4,951,686)	(1,004,885)
Europe	1,775,190,758	220,410,157	(389,505,285)	(169,095,128)
Future Metaverse Tech and Communications	5,503,934	610,498	(301,947)	308,551
India 50	335,547,451	377,458,265	(38,795,615)	338,662,650
International Developed Property	62,656,832	763,905	(25,062,762)	(24,298,857)
International Developed Small Cap Value Factor	172,585,600	7,868,890	(23,423,820)	(15,554,930)
International Dividend Growth	619,722,643	46,204,827	(46,521,693)	(316,866)
Latin America 40	1,590,555,043	88,398,515	(284,987,655)	(196,589,140)

9.	LINE OF CREDIT

The iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Future Metaverse Tech and Communications ETF, iShares India 50 ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 9, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended September 30, 2023, the iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Future Metaverse Tech and Communications ETF, iShares India 50 ETF and iShares Latin America 40 ETF did not borrow under the Syndicated Credit Agreement.

For the six months ended September 30, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
International Dividend Growth	$1,650,000	$76,105	6.20%

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements  (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

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Notes to Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

Asia 50
Shares sold	400,000	$24,771,421	4,250,000	$268,352,378
Shares redeemed	(500,000)	(29,275,594)	(4,600,000)	(269,671,950)

	(100,000)	$(4,504,173)	(350,000)	$(1,319,572)

	Six Months Ended 09/30/23		Period Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

Blockchain and Tech
Shares sold	50,000	$1,157,886	400,000	$8,983,970

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

Emerging Markets Infrastructure
Shares sold	—	$780	200,000	$4,326,610
Shares redeemed	(50,000)	(1,072,963)	(50,000)	(1,105,850)

	(50,000)	$(1,072,183)	150,000	$3,220,760

Europe
Shares sold	500,000	$54,632,802	5,600,000	$267,045,938
Shares redeemed	(4,200,000)	(207,317,314)	(7,750,000)	(367,441,756)

	(3,700,000)	$(152,684,512)	(2,150,000)	$(100,395,818)

	Six Months Ended 09/30/23		Period Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

Future Metaverse Tech and Communications
Shares sold	—	$—	200,000	$5,104,279

	Six Months Ended 09/30/23		Year Ended 03/31/23
iShares ETF	Shares	Amount	Shares	Amount

India 50
Shares sold	1,050,000	$47,940,461	750,000	$32,231,430
Shares redeemed	(350,000)	(14,781,480)	(1,050,000)	(44,585,805)

	700,000	$33,158,981	(300,000)	$(12,354,375)

International Developed Property
Shares sold	—	$49	—	$21
Shares redeemed	(100,000)	(2,613,333)	(200,000)	(5,900,760)

	(100,000)	$(2,613,284)	(200,000)	$(5,900,739)

International Developed Small Cap Value Factor
Shares sold	100,000	$3,224,313	200,000	$5,713,393

International Dividend Growth
Shares sold	550,000	$33,877,998	4,900,000	$288,496,363

Latin America 40
Shares sold	16,500,000	$443,533,643	13,500,000	$362,330,132
Shares redeemed	(3,250,000)	(80,740,107)	(28,750,000)	(692,352,408)

	13,250,000	$362,793,536	(15,250,000)	$(330,022,276)

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Notes to Financial Statements (unaudited) (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Europe ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:

Effective October 18, 2023, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 2024 under the same terms.

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Board Review and Approval of Investment Advisory Contract

iShares Asia 50 ETF, iShares International Developed Property ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	91

Board Review and Approval of Investment Advisory Contract  (continued)

iShares Blockchain and Tech ETF, iShares International Dividend Growth ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

iShares Emerging Markets Infrastructure ETF, iShares India 50 ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

iShares Europe ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

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and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

iShares International Developed Small Cap Value Factor ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

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and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that during the June 7-8, 2023 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

iShares Latin America 40 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

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and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	101

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Emerging Markets Infrastructure(a)	$0.224714	$—	$0.000026	$0.224740	100%	—%	0	%(b)	100%
India 50(a)	0.072195	—	0.001405	0.073600	98	—	2		100
International Developed Property	0.494938	—	—	0.494938	100	—	—		100
Latin America 40(a)	0.417749	—	0.060988	0.478737	87	—	13		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

102	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	103

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

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iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, FTSE International Limited, India Index Services & Products Ltd., Morningstar Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-304-0923

SEPTEMBER 30, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	5.18%	21.62%

U.S. small cap equities (Russell 2000® Index)	(0.19)	8.93

International equities (MSCI Europe, Australasia, Far East Index)	(1.28)	25.65

Emerging market equities (MSCI Emerging Markets Index)	(2.05)	11.70

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.50	4.47

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.98)	(2.90)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.05)	0.64

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.05)	2.66

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.22	10.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2023	iShares® JPX-Nikkei 400 ETF

Investment Objective

The iShares JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of a broad-based benchmark composed of Japanese equities, as represented by the JPX-Nikkei Index 400 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.07%	25.00%	1.54%	3.96%	25.00%	7.93%	47.52%
Fund Market	2.86	24.55	1.47	3.98	24.55	7.55	47.71
Index	4.30	25.93	1.90	4.35	25.93	9.87	53.08

Index performance through September 3, 2015 reflects the performance of the S&P/TOPIX 150TM. Index performance beginning on September 4, 2015 reflects the performance of the JPX-Nikkei Index 400.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,030.70	$2.44		$1,000.00	$1,022.60	$2.43		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Industrials	23.3%
Consumer Discretionary	14.4
Information Technology	13.8
Financials	12.1
Health Care	9.6
Communication Services	8.6
Consumer Staples	7.5
Materials	5.6
Real Estate	2.6
Utilities	1.3
Energy	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Mitsubishi UFJ Financial Group Inc.	1.8%
Sumitomo Mitsui Financial Group Inc.	1.8
Honda Motor Co. Ltd.	1.7
Toyota Motor Corp.	1.7
Hitachi Ltd.	1.6
Nippon Telegraph & Telephone Corp.	1.6
Mitsubishi Corp.	1.6
Mizuho Financial Group Inc.	1.5
Takeda Pharmaceutical Co. Ltd.	1.5
KDDI Corp.	1.5

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	5

Schedule of Investments (unaudited) September 30, 2023	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.6%
AZ-COM MARUWA Holdings Inc.	1,300	$18,493
Mitsui-Soko Holdings Co. Ltd.	1,300	37,415
Nippon Express Holdings Inc.	2,600	135,667
Sankyu Inc.	2,600	89,885
SBS Holdings Inc.	1,300	24,359
Senko Group Holdings Co. Ltd.	3,900	27,336
SG Holdings Co. Ltd.	14,300	183,067
Yamato Holdings Co. Ltd.	10,400	169,273

		685,495

Automobile Components — 2.6%
Aisin Corp.	6,500	245,603
Bridgestone Corp.	23,400	911,850
Denso Corp.	65,200	1,046,191
Koito Manufacturing Co. Ltd.	9,100	137,226
KYB Corp.	700	22,637
Nifco Inc./Japan	2,600	67,219
Niterra Co. Ltd.	6,500	147,117
Sumitomo Electric Industries Ltd.	27,300	328,881
Sumitomo Rubber Industries Ltd.	7,800	86,121
Toyo Tire Corp.	3,900	60,028
Toyoda Gosei Co. Ltd.	2,600	55,832
Toyota Boshoku Corp.	3,900	71,095
Yokohama Rubber Co. Ltd. (The)	3,900	81,161

		3,260,961

Automobiles — 5.0%
Honda Motor Co. Ltd.	191,100	2,149,816
Isuzu Motors Ltd.	23,400	294,175
Mazda Motor Corp.	26,000	295,217
Subaru Corp.	24,700	480,278
Suzuki Motor Corp.	14,300	575,160
Toyota Motor Corp.	119,620	2,146,022
Yamaha Motor Co. Ltd.	11,700	307,558

		6,248,226

Banks — 6.4%
Chiba Bank Ltd. (The)	20,800	151,114
Concordia Financial Group Ltd.	41,600	189,510
Fukuoka Financial Group Inc.	6,500	155,523
Mebuki Financial Group Inc.	37,700	104,222
Mitsubishi UFJ Financial Group Inc.	261,300	2,214,297
Mizuho Financial Group Inc.	111,850	1,898,982
Resona Holdings Inc.	97,500	539,095
Seven Bank Ltd.	27,300	56,753
Sumitomo Mitsui Financial Group Inc.	44,200	2,171,370
Sumitomo Mitsui Trust Holdings Inc.	14,304	538,503

		8,019,369

Beverages — 1.1%
Asahi Group Holdings Ltd.	18,200	679,853
Kirin Holdings Co. Ltd.	32,500	455,014
Suntory Beverage & Food Ltd.	5,200	158,251
Takara Holdings Inc.	5,200	41,739

		1,334,857

Biotechnology — 0.1%
PeptiDream Inc.(a)	3,900	41,974
Takara Bio Inc.	2,600	24,034

		66,008

Broadline Retail — 0.5%
ASKUL Corp.	1,300	17,031

Security	Shares	Value

Broadline Retail (continued)
Izumi Co. Ltd.	1,300	$34,423
Pan Pacific International Holdings Corp.	16,900	354,680
Ryohin Keikaku Co. Ltd.	9,100	117,707
Seria Co. Ltd.	2,600	38,273

		562,114

Building Products — 1.6%
AGC Inc.	7,800	273,369
Daikin Industries Ltd.	9,500	1,489,331
Nichias Corp.	2,600	53,278
Sanwa Holdings Corp.	7,800	103,522
TOTO Ltd.	5,200	134,185

		2,053,685

Capital Markets — 1.3%
Daiwa Securities Group Inc.	55,900	322,350
JAFCO Group Co. Ltd.	2,600	28,600
Japan Exchange Group Inc.	22,100	409,431
Monex Group Inc.	9,100	33,844
Nomura Holdings Inc.	140,400	562,222
SBI Holdings Inc.	11,700	246,236

		1,602,683

Chemicals — 4.1%
ADEKA Corp.	2,600	44,398
Aica Kogyo Co. Ltd.	2,600	57,965
Air Water Inc.	7,800	97,091
Asahi Kasei Corp.	49,400	310,947
Daicel Corp.	11,700	97,880
Denka Co. Ltd.	2,600	46,965
Fujimi Inc.	1,300	26,104
Fuso Chemical Co. Ltd.	1,300	34,111
Kansai Paint Co. Ltd.	6,500	92,919
KH Neochem Co. Ltd.	1,300	19,933
Kuraray Co. Ltd.	11,700	138,600
Mitsubishi Chemical Group Corp.	52,000	327,604
Mitsubishi Gas Chemical Co. Inc.	5,200	69,893
Mitsui Chemicals Inc.	6,500	168,403
Nippon Paint Holdings Co. Ltd.	40,300	270,660
Nippon Sanso Holdings Corp.	7,800	184,677
Nissan Chemical Corp.	3,900	165,787
Nitto Denko Corp.	5,200	340,992
NOF Corp.	2,600	103,796
Shin-Etsu Chemical Co. Ltd.	58,500	1,699,170
Sumitomo Bakelite Co. Ltd.	1,300	56,599
Sumitomo Chemical Co. Ltd.	57,200	155,579
Taiyo Holdings Co. Ltd.	1,300	22,264
Tokuyama Corp.	2,600	40,837
Tokyo Ohka Kogyo Co. Ltd.	1,300	77,226
Toray Industries Inc.	52,000	270,559
Tosoh Corp.	10,400	133,339
Zeon Corp.	5,200	54,309

		5,108,607

Commercial Services & Supplies — 0.6%
Aeon Delight Co. Ltd.	1,300	28,623
Japan Elevator Service Holdings Co. Ltd.	2,600	38,084
Pilot Corp.	1,300	44,616
Secom Co. Ltd.	7,800	529,158
Sohgo Security Services Co. Ltd.	14,300	86,312

		726,793

Construction & Engineering — 1.1%
COMSYS Holdings Corp.	3,900	81,539

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Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
EXEO Group Inc.	3,900	$79,908
Hazama Ando Corp.	6,500	50,698
INFRONEER Holdings Inc.	7,800	80,706
Kajima Corp.	16,900	275,098
Kandenko Co. Ltd.	3,900	35,911
Kyudenko Corp.	1,300	40,695
MIRAIT ONE corp.	3,900	51,268
Obayashi Corp.	27,300	240,237
Shimizu Corp.	22,100	153,513
SHO-BOND Holdings Co. Ltd.	1,300	51,061
Taisei Corp.	7,800	274,528

		1,415,162

Consumer Finance — 0.1%
Acom Co. Ltd.	13,000	30,308
AEON Financial Service Co. Ltd.	3,900	33,621
Jaccs Co. Ltd.	1,300	44,880
Orient Corp.	1,600	12,413

		121,222

Consumer Staples Distribution & Retail — 1.8%
Cosmos Pharmaceutical Corp.	900	92,014
Create SD Holdings Co. Ltd.	1,300	29,459
Kobe Bussan Co. Ltd.	6,500	152,174
Kusuri no Aoki Holdings Co. Ltd.	1,300	75,261
Lawson Inc.	2,600	119,529
Life Corp.	1,300	31,659
MatsukiyoCocokara & Co.	15,600	279,443
Seven & i Holdings Co. Ltd.	28,600	1,119,695
Sugi Holdings Co. Ltd.	1,300	51,638
Sundrug Co. Ltd.	2,600	70,469
Tsuruha Holdings Inc.	1,300	87,322
Welcia Holdings Co. Ltd.	3,900	67,349
Yaoko Co. Ltd.	1,300	66,860

		2,242,872

Containers & Packaging — 0.0%
Rengo Co. Ltd.	6,500	44,576

Distributors — 0.0%
PALTAC Corp.	1,300	40,723

Diversified Telecommunication Services — 1.6%
Internet Initiative Japan Inc.	3,900	62,983
Nippon Telegraph & Telephone Corp.	1,628,900	1,928,023
Usen-Next Holdings Co. Ltd.	1,300	29,109

		2,020,115

Electric Utilities — 0.6%
Chubu Electric Power Co. Inc.	28,600	364,075
Kansai Electric Power Co. Inc. (The)	29,900	413,952

		778,027

Electrical Equipment — 1.7%
Fuji Electric Co. Ltd.	5,200	234,185
Mitsubishi Electric Corp.	81,900	1,011,830
Nidec Corp.	19,500	900,382

		2,146,397

Electronic Equipment, Instruments & Components — 4.8%
Anritsu Corp.	5,200	37,104
Azbil Corp.	5,200	158,857
Canon Marketing Japan Inc.	1,300	33,705
Daiwabo Holdings Co. Ltd.	3,900	74,774
Dexerials Corp.	2,600	64,019

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Hamamatsu Photonics KK	6,500	$273,349
Hirose Electric Co. Ltd.	1,300	150,375
Horiba Ltd.	1,300	70,233
Ibiden Co. Ltd.	5,200	275,810
Kaga Electronics Co. Ltd.	1,300	56,315
Keyence Corp.	4,044	1,495,575
Kyocera Corp.	11,700	593,163
Macnica Holdings Inc.	2,600	122,065
Murata Manufacturing Co. Ltd.	70,200	1,280,599
Omron Corp.	7,800	347,111
Shimadzu Corp.	9,100	241,380
Taiyo Yuden Co. Ltd.	3,900	105,376
TDK Corp.	13,000	480,613
Yokogawa Electric Corp.	9,100	175,636

		6,036,059

Entertainment — 2.4%
Capcom Co. Ltd.	7,800	280,735
GungHo Online Entertainment Inc.	2,690	42,462
Koei Tecmo Holdings Co. Ltd.	5,280	75,016
Konami Group Corp.	3,900	205,626
Nexon Co. Ltd.	18,200	325,209
Nintendo Co. Ltd.	42,900	1,782,621
Square Enix Holdings Co. Ltd.	3,900	133,635
Toho Co. Ltd.	5,200	177,401

		3,022,705

Financial Services — 1.2%
Fuyo General Lease Co. Ltd.	1,300	104,623
GMO Payment Gateway Inc.	1,300	70,933
Mitsubishi HC Capital Inc.	29,900	199,226
Mizuho Leasing Co. Ltd.	1,300	42,652
ORIX Corp.	50,700	946,690
Tokyo Century Corp.	1,300	51,819
Zenkoku Hosho Co. Ltd.	2,600	85,370

		1,501,313

Food Products — 1.8%
Ajinomoto Co. Inc.	19,500	751,893
Calbee Inc.	3,900	74,183
Kikkoman Corp.	5,200	272,546
MEIJI Holdings Co. Ltd.	9,100	226,172
Morinaga & Co. Ltd.	1,300	46,960
Morinaga Milk Industry Co. Ltd.	1,300	48,917
NH Foods Ltd.	2,600	77,758
Nichirei Corp.	3,900	85,649
Nippon Suisan Kaisha Ltd.	10,400	50,907
Nissin Foods Holdings Co. Ltd.	2,600	216,041
Toyo Suisan Kaisha Ltd.	3,900	152,946
Yakult Honsha Co. Ltd.	10,400	252,584

		2,256,556

Gas Utilities — 0.6%
Nippon Gas Co. Ltd.	3,900	57,721
Osaka Gas Co. Ltd.	15,600	256,696
Tokyo Gas Co. Ltd.	16,900	383,168

		697,585

Health Care Equipment & Supplies — 2.9%
Asahi Intecc Co. Ltd.	9,100	163,148
Hoya Corp.	16,000	1,638,679
Jeol Ltd.	2,600	77,351
Nakanishi Inc.	3,900	91,158
Nihon Kohden Corp.	3,900	96,278

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Olympus Corp.	49,400	$641,384
Sysmex Corp.	6,500	308,861
Terumo Corp.	24,700	653,830

		3,670,689

Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	7,800	127,883
BML Inc.	1,300	24,280
H.U. Group Holdings Inc.	2,600	44,120
Medipal Holdings Corp.	7,800	131,847
Ship Healthcare Holdings Inc.	2,600	39,403

		367,533

Health Care Technology — 0.2%
M3 Inc.	15,600	282,964

Hotels, Restaurants & Leisure — 0.4%
Food & Life Companies Ltd.	5,200	87,203
McDonald’s Holdings Co. Japan Ltd.	5,200	198,688
Zensho Holdings Co. Ltd.	5,200	225,808

		511,699

Household Durables — 3.3%
Haseko Corp.	7,800	99,433
Iida Group Holdings Co. Ltd.	6,500	107,864
Open House Group Co. Ltd.	2,600	88,158
Panasonic Holdings Corp.	93,600	1,056,535
Pressance Corp.	1,300	15,921
Rinnai Corp.	3,900	72,926
Sekisui Chemical Co. Ltd.	15,600	224,436
Sekisui House Ltd.	23,400	465,694
Sony Group Corp.	21,400	1,749,997
Sumitomo Forestry Co. Ltd.	6,500	164,863
Tama Home Co. Ltd.	1,300	30,947

		4,076,774

Household Products — 0.6%
Lion Corp.	9,100	89,750
Pigeon Corp.	5,200	58,694
Unicharm Corp.	16,900	597,545

		745,989

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	5,200	83,967
eRex Co. Ltd.(b)	1,300	6,656
RENOVA Inc.(a)	2,600	19,616
West Holdings Corp.	1,300	27,910

		138,149

Industrial Conglomerates — 1.7%
Hikari Tsushin Inc.	1,300	197,984
Hitachi Ltd.	31,200	1,933,699

		2,131,683

Insurance — 2.9%
Dai-ichi Life Holdings Inc.	37,700	778,290
MS&AD Insurance Group Holdings Inc.	15,600	570,871
Sompo Holdings Inc.	13,000	557,138
Tokio Marine Holdings Inc.	76,700	1,775,888

		3,682,187

Interactive Media & Services — 0.3%
Kakaku.com Inc.	6,500	65,823
Z Holdings Corp.	110,500	306,539

		372,362

Security	Shares	Value

IT Services — 3.0%
BIPROGY Inc.	2,600	$64,924
Change Holdings Inc.	2,600	30,529
Digital Garage Inc.	1,300	29,873
DTS Corp.	1,300	27,734
Fujitsu Ltd.	7,800	917,366
GMO internet group Inc.	2,600	40,202
Information Services International-Dentsu Ltd.	1,300	49,660
Itochu Techno-Solutions Corp.	2,600	74,965
NEC Corp.	11,700	646,105
NEC Networks & System Integration Corp.	2,600	34,139
NET One Systems Co. Ltd.	2,600	49,341
Nomura Research Institute Ltd.	15,664	407,134
NS Solutions Corp.	1,300	36,965
NSD Co. Ltd.	2,600	49,284
NTT Data Corp.	26,000	347,915
Obic Co. Ltd.	2,600	393,953
Otsuka Corp.	3,900	165,003
SCSK Corp.	6,500	113,326
SHIFT Inc.(a)	500	90,927
TIS Inc.	9,100	200,101

		3,769,446

Leisure Products — 0.9%
Bandai Namco Holdings Inc.	22,100	449,525
Sankyo Co. Ltd.	1,300	59,577
Sega Sammy Holdings Inc.	6,500	119,876
Shimano Inc.	2,800	374,765
Yamaha Corp.	5,200	142,020

		1,145,763

Machinery — 6.0%
Amada Co. Ltd.	13,000	130,693
Daifuku Co. Ltd.	11,700	220,856
DMG Mori Co. Ltd.	5,200	88,249
Ebara Corp.	2,600	121,646
FANUC Corp.	39,000	1,014,289
Fuji Corp./Aichi.	3,900	60,503
Hitachi Construction Machinery Co. Ltd.	2,600	78,899
Hoshizaki Corp.	5,200	180,514
IHI Corp.	5,200	108,988
Komatsu Ltd.	37,700	1,016,811
Kubota Corp.	42,900	631,094
Makita Corp.	10,400	256,456
MINEBEA MITSUMI Inc.	13,000	211,810
MISUMI Group Inc.	11,700	182,198
Mitsubishi Heavy Industries Ltd.	14,300	797,610
Miura Co. Ltd.	3,900	78,378
Nabtesco Corp.	5,200	93,576
NGK Insulators Ltd.	9,100	120,608
Organo Corp.	1,300	36,456
SMC Corp.	2,600	1,165,482
Sumitomo Heavy Industries Ltd.	5,200	131,680
Takeuchi Manufacturing Co. Ltd.	1,300	42,510
Toyota Industries Corp.	5,200	409,320
Yaskawa Electric Corp.	9,100	327,700

		7,506,326

Marine Transportation — 0.9%
Kawasaki Kisen Kaisha Ltd.	6,500	221,818
Mitsui OSK Lines Ltd.	14,300	392,951
Nippon Yusen KK	20,800	540,068

		1,154,837

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.2%
CyberAgent Inc.	18,200	$97,972
Hakuhodo DY Holdings Inc.	10,400	85,426
Kadokawa Corp.	3,900	78,006

		261,404

Metals & Mining — 1.4%
Asahi Holdings Inc.	2,600	32,971
Dowa Holdings Co. Ltd.	1,600	49,719
JFE Holdings Inc.	22,100	323,639
Maruichi Steel Tube Ltd.	2,600	64,634
Mitsui Mining & Smelting Co. Ltd.	2,600	65,914
Nippon Steel Corp.	36,400	852,784
Sumitomo Metal Mining Co. Ltd.	9,100	267,232
Tokyo Steel Manufacturing Co. Ltd.	2,600	29,286

		1,686,179

Oil, Gas & Consumable Fuels — 1.2%
Cosmo Energy Holdings Co. Ltd.	2,600	91,195
ENEOS Holdings Inc.	133,900	527,049
Idemitsu Kosan Co. Ltd.	9,100	208,619
Inpex Corp.	40,300	604,432
Itochu Enex Co. Ltd.	2,600	26,184
Iwatani Corp.	1,300	65,441

		1,522,920

Paper & Forest Products — 0.1%
Oji Holdings Corp.	32,500	136,735

Personal Care Products — 1.4%
Kao Corp.	18,200	674,583
Kobayashi Pharmaceutical Co. Ltd.	2,600	115,962
Kose Corp.	1,300	94,227
Rohto Pharmaceutical Co. Ltd.	7,800	211,488
Shiseido Co. Ltd.	16,900	592,246

		1,688,506

Pharmaceuticals — 6.0%
Astellas Pharma Inc.	75,440	1,044,212
Chugai Pharmaceutical Co. Ltd.	24,700	761,601
Daiichi Sankyo Co. Ltd.	61,109	1,672,999
Eisai Co. Ltd.	9,100	504,356
JCR Pharmaceuticals Co. Ltd.	2,600	25,952
Kyowa Kirin Co. Ltd.	9,100	158,221
Nippon Shinyaku Co. Ltd.	1,300	54,893
Ono Pharmaceutical Co. Ltd.	15,600	299,183
Otsuka Holdings Co. Ltd.	16,900	600,036
Shionogi & Co. Ltd.	10,400	463,886
Takeda Pharmaceutical Co. Ltd.	61,100	1,893,886

		7,479,225

Professional Services — 2.1%
BayCurrent Consulting Inc.	6,500	216,598
Bell System24 Holdings Inc.	1,300	13,736
Benefit One Inc.	3,900	28,166
Dip Corp.	1,300	32,003
Fullcast Holdings Co. Ltd.	1,300	16,340
Meitec Corp.	2,600	47,022
Nihon M&A Center Holdings Inc.	14,300	68,725
Persol Holdings Co. Ltd.	91,000	147,804
Recruit Holdings Co. Ltd.	59,800	1,829,582
SMS Co. Ltd.	2,600	44,184
TechnoPro Holdings Inc.	5,200	113,013
Transcosmos Inc.	1,300	27,762

Security	Shares	Value

Professional Services (continued)
UT Group Co. Ltd.(a)	1,300	$19,362

		2,604,297

Real Estate Management & Development — 2.5%
Daito Trust Construction Co. Ltd.	2,600	273,867
Daiwa House Industry Co. Ltd.	20,800	558,259
Hulic Co. Ltd.	16,900	151,539
Katitas Co. Ltd.	2,600	37,848
Mitsubishi Estate Co. Ltd.	46,800	610,554
Mitsui Fudosan Co. Ltd.	32,500	715,780
Nomura Real Estate Holdings Inc.	5,200	130,549
Relo Group Inc.	3,900	42,165
Starts Corp. Inc.	1,300	25,373
Sumitomo Realty & Development Co. Ltd.	14,300	371,250
Tokyo Tatemono Co. Ltd.	7,800	107,844
Tokyu Fudosan Holdings Corp.	22,100	135,795

		3,160,823

Semiconductors & Semiconductor Equipment — 4.5%
Advantest Corp.	26,000	725,231
Disco Corp.	3,900	720,549
Ferrotec Holdings Corp.	2,600	49,594
Japan Material Co. Ltd.	2,600	39,809
Lasertec Corp.	3,600	559,845
Mitsui High-Tec Inc.	1,300	67,326
Renesas Electronics Corp.(a)	52,000	794,298
Rohm Co. Ltd.	15,600	293,268
SCREEN Holdings Co. Ltd.	2,600	126,350
Shinko Electric Industries Co. Ltd.	2,600	100,880
SUMCO Corp.	15,600	203,002
Tokyo Electron Ltd.	13,400	1,830,336
Tokyo Seimitsu Co. Ltd.	1,300	64,996
Ulvac Inc.	1,300	46,840

		5,622,324

Software — 0.3%
Justsystems Corp.	1,300	25,996
Oracle Corp. Japan	1,300	96,298
Rakus Co. Ltd.	3,900	53,506
Systena Corp.	13,000	23,366
Trend Micro Inc.	3,900	147,628

		346,794

Specialty Retail — 1.5%
ABC-Mart Inc.	3,900	70,092
Fast Retailing Co. Ltd.	3,900	849,479
Kohnan Shoji Co. Ltd.	1,300	33,921
Komeri Co. Ltd.	1,300	27,399
K’s Holdings Corp.	5,200	47,717
Nextage Co. Ltd.	1,300	19,822
Nitori Holdings Co. Ltd.	3,400	379,085
Nojima Corp.	2,600	22,730
Shimamura Co. Ltd.	1,300	128,482
T-Gaia Corp.	1,300	15,347
USS Co. Ltd.	7,800	128,944
Workman Co. Ltd.(b)	1,300	39,453
ZOZO Inc.	5,200	95,218

		1,857,689

Technology Hardware, Storage & Peripherals — 1.0%
Brother Industries Ltd.	10,400	167,524
Elecom Co. Ltd.	2,600	30,275
FUJIFILM Holdings Corp.	15,600	902,469
MCJ Co. Ltd.	2,600	19,499

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Seiko Epson Corp.	10,400	$163,327
Wacom Co. Ltd.	6,500	25,754

		1,308,848

Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	1,300	88,032

Tobacco — 0.9%
Japan Tobacco Inc.	46,800	1,076,776

Trading Companies & Distributors — 6.7%
Hanwa Co. Ltd.	1,300	41,215
Inabata & Co. Ltd.	1,300	27,199
ITOCHU Corp.	49,400	1,784,028
Kanematsu Corp.	2,600	35,932
Marubeni Corp.	65,000	1,013,236
Mitsubishi Corp.	40,300	1,920,308
Mitsui & Co. Ltd.	50,900	1,846,140
MonotaRO Co. Ltd.	11,700	124,736
Sojitz Corp.	7,820	171,302
Sumitomo Corp.	50,700	1,011,866
Toyota Tsusho Corp.	7,800	458,765

		8,434,727

Wireless Telecommunication Services — 4.0%
KDDI Corp.	61,100	1,870,299
SoftBank Corp.	127,400	1,441,951
SoftBank Group Corp.	39,000	1,642,895

		4,955,145

Total Long-Term Investments — 99.0% (Cost: $119,588,061)		123,778,935

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	44,897	$44,910
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	40,000	40,000

Total Short-Term Securities — 0.1% (Cost: $84,915)		84,910

Total Investments — 99.1% (Cost: $119,672,976)		123,863,845

Other Assets Less Liabilities — 0.9%		1,166,215

Net Assets — 100.0%		$125,030,060

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$44,933	(a)	$—	$(18)	$(5)	$44,910	44,897	$236	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	20,000	(a)	—	—	—	40,000	40,000	1,192		—

					$(18)	$(5)	$84,910		$1,428		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	79	12/07/23	$1,226	$(14,493)

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares® JPX-Nikkei 400 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$14,493	$—	$—	$—	$14,493

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$93,214	$—	$—	$—	$93,214

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(22,989)	$—	$—	$—	$(22,989)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$796,639

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$198,688	$123,580,247	$—	$123,778,935
Short-Term Securities
Money Market Funds	84,910	—	—	84,910

	$283,598	$123,580,247	$—	$123,863,845

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(14,493)	$—	$(14,493)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Statement of Assets and Liabilities (unaudited)

September 30, 2023

iShares JPX-Nikkei 400 ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$123,778,935
Investments, at value — affiliated(c)	84,910
Cash	9,553
Foreign currency collateral pledged for futures contracts(d)	6,391
Foreign currency, at value(e)	253,729
Receivables:
Securities lending income — affiliated	33
Dividends — unaffiliated	1,082,073
Dividends — affiliated	209

Total assets	125,215,833

LIABILITIES
Collateral on securities loaned, at value	44,915
Payables:
Investments purchased	75,036
Investment advisory fees	50,697
Variation margin on futures contracts	15,125

Total liabilities	185,773

Commitments and contingent liabilities

NET ASSETS	$125,030,060

NET ASSETS CONSIST OF
Paid-in capital	$146,253,895
Accumulated loss	(21,223,835)

NET ASSETS	$125,030,060

NET ASSETVALUE
Shares outstanding	1,950,000

Net asset value	$64.12

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$119,588,061
(b) Securities loaned, at value	$42,562
(c) Investments, at cost — affiliated	$84,915
(d) Foreign currency collateral pledged, at cost	$6,748
(e) Foreign currency, at cost	$257,342

See notes to financial statements.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended September 30, 2023

iShares JPX-Nikkei 400 ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,365,787
Dividends — affiliated	1,192
Securities lending income — affiliated — net	236
Foreign taxes withheld	(136,589)

Total investment income	1,230,626

EXPENSES
Investment advisory	219,494

Total expenses	219,494

Net investment income	1,011,132

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(998,226)
Investments — affiliated	(18)
Foreign currency transactions	(52,471)
Futures contracts	93,214

(957,501)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	782,515
Investments — affiliated	(5)
Foreign currency translations	(3,877)
Futures contracts	(22,989)

755,644

Net realized and unrealized loss	(201,857)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$809,275

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	13

Statements of Changes in Net Assets

	iShares JPX-Nikkei 400 ETF

	Six Months Ended 09/30/23 (unaudited)	Year Ended 03/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,011,132	$1,120,612
Net realized gain (loss)	(957,501)	658,670
Net change in unrealized appreciation (depreciation)	755,644	(5,205,255)

Net increase (decrease) in net assets resulting from operations	809,275	(3,425,973)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(483,627)	(865,818)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	68,286,446	(17,344,758)

NET ASSETS
Total increase (decrease) in net assets	68,612,094	(21,636,549)
Beginning of period	56,417,966	78,054,515

End of period	$125,030,060	$56,417,966

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF

	Six Months Ended 09/30/23 (unaudited)		Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19

Net asset value, beginning of period	$62.69		$65.05	$73.30	$53.52	$58.88	$65.42

Net investment income(a)	0.72		1.16	1.12	0.88	0.96	1.06
Net realized and unrealized gain (loss)(b)	1.17		(2.66)	(7.51)	19.82	(5.10)	(6.73)

Net increase (decrease) from investment operations	1.89		(1.50)	(6.39)	20.70	(4.14)	(5.67)

Distributions from net investment income(c)		(0.46)	(0.86)	(1.86)	(0.92)	(1.22)	(0.87)

Net asset value, end of period	$64.12		$62.69	$65.05	$73.30	$53.52	$58.88

Total Return(d)
Based on net asset value	3.07	%(e)	(2.28)%	(8.94)%	38.91%	(7.29)%	(8.67)%

Ratios to Average Net Assets(f)
Total expenses	0.48	%(g)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	2.21	%(g)	1.99%	1.57%	1.36%	1.61%	1.73%

Supplemental Data
Net assets, end of period (000)	$125,030		$56,418	$78,055	$87,962	$80,279	$114,817

Portfolio turnover rate(h)		7%	12%	11%	10%	7%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
JPX-Nikkei 400	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

JPX-Nikkei 400
Goldman Sachs & Co.	$42,562	$(42,562)		$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended September 30, 2023, the Fund paid BTC $56 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2023, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

JPX-Nikkei 400	$579,901	$10,242	$(348)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
JPX-Nikkei 400	$8,350,111	$6,524,302

For the six months ended September 30, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
JPX-Nikkei 400	$66,475,566	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of March 31, 2023, the Fund had non-expiring capital loss carryforwards of $24,591,227 available to offset future realized capital gains and qualified late-year losses.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPX-Nikkei 400	$120,583,090	$11,335,868	$(8,069,606)	$3,266,262

9.	LINE OF CREDIT

The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 9, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended September 30, 2023, the Fund did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/23		Year Ended 03/31/23

iShares ETF	Shares	Amount	Shares	Amount

JPX-Nikkei 400
Shares sold	1,050,000	$68,286,446	—	$—
Shares redeemed	—	—	(300,000)	(17,344,758)

	1,050,000	$68,286,446	(300,000)	$(17,344,758)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were available to be issued and the following item was noted:

Effective October 18, 2023, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 2024 under the same terms.

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Board Review and Approval of Investment Advisory Contract

iShares JPX-Nikkei 400 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	23

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	25

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by the Japan Exchange Group, Inc., JPX Market Innovation & Research, Inc. or Nikkei, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-310-0923

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: November 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: November 20, 2023

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: November 20, 2023